SEMI-ANNUAL REPORT
                                 June 30, 1999

                        [Photo of eggs in silver trays]

                      THE ENTERPRISE GROUP OF FUNDS, INC.

================================================================================

                      THE ENTERPRISE GROUP OF FUNDS, INC.

================================================================================

                             Enterprise Growth Fund

                             Enterprise Equity Fund

                       Enterprise Growth and Income Fund

                         Enterprise Equity Income Fund

                      Enterprise Capital Appreciation Fund

                      Enterprise Small Company Growth Fund

                      Enterprise Small Company Value Fund

                      Enterprise International Growth Fund

                   Enterprise Global Financial Services Fund

                     Enterprise Government Securities Fund

                        Enterprise High-Yield Bond Fund

                       Enterprise Tax-Exempt Income Fund

                            Enterprise Managed Fund

                          Enterprise Money Market Fund

================================================================================

                               Table of Contents

                                                Page
                                               -----
Enterprise Growth Fund
 Manager's Comments ..........................   4
 Portfolio of Investments ....................   5
Enterprise Equity Fund
 Manager's Comments ..........................   6
 Portfolio of Investments ....................   7
Enterprise Growth and Income Fund
 Manager's Comments ..........................   9
 Portfolio of Investments ....................  10
Enterprise Equity Income Fund
 Manager's Comments ..........................  12
 Portfolio of Investments ....................  13
Enterprise Capital Appreciation Fund
 Manager's Comments ..........................  15
 Portfolio of Investments ....................  17
Enterprise Small Company Growth Fund
 Manager's Comments ..........................  19
 Portfolio of Investments ....................  21
Enterprise Small Company Value Fund
 Manager's Comments ..........................  22
 Portfolio of Investments ....................  24
Enterprise International Growth Fund
 Manager's Comments ..........................  28
 Portfolio of Investments ....................  29
Enterprise Global Financial Services Fund
 Manager's Comments ..........................  31
 Portfolio of Investments ....................  33
Enterprise Government Securities Fund
 Manager's Comments ..........................  35
 Portfolio of Investments ....................  36
Enterprise High-Yield Bond Fund
 Manager's Comments ..........................  37
 Portfolio of Investments ....................  38
Enterprise Tax-Exempt Income Fund
 Manager's Comments ..........................  44
 Portfolio of Investments ....................  46
Enterprise Managed Fund
 Manager's Comments ..........................  48
 Portfolio of Investments ....................  49
Enterprise Money Market Fund
 Manager's Comments ..........................  51
 Portfolio of Investments ....................  52
Statements of Assets and Liabilities .........  54
Statements of Operations .....................  56
Statements of Changes in Net Assets ..........  58
Financial Highlights .........................  62
Notes to Financial Statements ................  90

Returns in this report are historical and do not guarantee future performance of any fund. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC]
ENTERPRISE
GROUP OF FUNDS
--------------------------------------------------------------------------------
MESSAGE FROM THE CHAIRMAN

Dear Fellow Shareholders:

     Just like most of the 1990's, which has witnessed stock gains in each year except for 1990 as measured by the S&P 500 Composite Index, the first half of 1999 has been a good period for U.S. equity investors. According to Lipper Inc., the average diversified U.S. stock fund posted a total return of 11.04 percent, including reinvested dividends, through June 30. On the fixed-income side, Lipper reported that taxable bond funds were down 0.07 percent year-to-date.

     Investors in early 1999 preferred large-cap growth stocks. In addition, market gains were fueled by strength in Internet/technology issues with weakness in value sectors such as basic industry and energy, causing a disparity in style performance. However, the large-cap advance was interrupted as investors shifted their focus in April to long out-of-favor "value" stocks, small and mid-cap stocks and even some stocks in the almost forgotten overseas markets. The broadening of the market was good news for diversified investors. The average diversified U.S. stock fund as of June 30 gained 10.16 percent for the 2nd quarter while the S&P 500 Composite Index rose 7.06 percent, according to Lipper.

     First half gains did not come worry-free. By mid-May, investors had become concerned that the prospect of strong profit growth combined with low unemployment would ultimately ignite inflationary fires and higher interest rates. Accordingly, share prices moved lower until late June when the Federal Reserve's Open Market Committee responded by raising the Federal Reserve discount rate 0.25 percent -- calming inflation fears without dealing economic growth a fatal blow. Equity markets, in an almost relief rally, moved up with most major stock averages ending June above or near their all-time highs.

     Further good news for diversified investors came from foreign markets where the economic problems that flattened many Asian, Eastern European and Latin American markets in 1998 appeared to be easing. Japan funds gained 38.23 percent and emerging market funds rose 34.59 percent through June 30, according to Lipper.

     Bond prices moved grudgingly lower for much of the first half of the year as fixed-income investors, in anticipation of higher interest rates, pushed the yield on the benchmark 30-year Treasury to 6.16 percent after touching 4.70 percent in October 1998. With the Fed tightening, bond investors became more comfortable that keeping a watchful eye on inflation was a top Fed priority. Fixed-income markets recovered to move interest rates on the 30-year Treasury below 6 percent to 5.96 percent by June 30, according to data reported by The Wall Street Journal.

Looking Forward

     For the past several years the U.S. has been the primary force in the global economy as European and Asian growth slowed or stopped. Now these areas, as well as emerging markets in Asia and Latin America, appear to be on the mend. The Federal Reserve's June interest rate boost addressed concerns about domestic inflation and put more responsibility on the rest of the world to move ahead without the U.S. economy overheating. However, there will always be uncertain or unknown events that may impact the investment environment. This underscores the importance for investors to develop a long-term investment strategy constructed and implemented with the help of professional financial advisors. And, as always, it is prudent to remember that past performance does not guarantee future results.

                      THE ENTERPRISE Group of Funds, Inc.
2

--------------------------------------------------------------------------------
     Enterprise, in its continuous efforts to provide its shareholders with access to investment managers and styles we believe are best suited to help them reach their investment objectives, is pleased to announce that three new funds: the Enterprise Internet Fund, the Enterprise Multi-Cap Growth Fund, and the Enterprise Balanced Fund were introduced on July 1, 1999. The Enterprise Internet Fund is for investors seeking capital appreciation and access to companies that are involved in Internet, Intranet and other high tech businesses. The Fund is managed by Fred Alger Management, Inc. For investors seeking capital appreciation from growing companies without regard to size, the Enterprise Multi-Cap Growth Fund, also managed by Fred Alger, emphasizes this objective and investment style. Montag & Caldwell, manager of the Enterprise Growth Fund, is also the manager of the Enterprise Balanced Fund. This Fund is for investors seeking a mix of equity and fixed-income investments, the allocation of which shifts within allowable parameters based on the manager's assessment of the return potential for each class.

     The Enterprise Group of Funds provides a level of professional money management once reserved for only the largest institutional investors. Enterprise's different funds are managed by separate independent asset management firms, each a recognized specialist in its own area of investment expertise. Selected based upon industry reputation and investment track record, each firm is continuously monitored by Enterprise and a national leading consulting firm to ensure that high standards of performance and professionalism continue to be met. Significantly, these firms primarily manage multi-million dollar portfolios on behalf of corporations, nonprofit organizations and government entities who are able to meet minimum investment requirements of up to $40 million. Collectively these firms manage well over $275 billion in investment assets. Enterprise's distinctive management strategy provides individual investors the benefits of diversification amongst multiple asset management firms along with the conveniences of exchange privileges and consolidated statements -- all with a minimum investment of as little as $1,000 per fund.

     We will continue to provide you with access to these firms -- some of the most accomplished institutional investment firms in the industry. We appreciate your confidence in The Enterprise Group of Funds as we continue to be acknowledged as one of the industry's fastest growing fund complexes1 -- and look forward to working with you and your financial advisor.

Sincerely,

/s/ Victor Ugolyn

Victor Ugolyn
Chairman, President and Chief Executive Officer

(1) Source: Strategic Insight, an independent financial research firm, and Enterprise research. Ranking of long-term, open-end fund families with at least $1 billion in assets under management as of 12/98 based on net sales flow as a percentage of assets for the period 1/99 - 6/99. Enterprise placed 16th out of 232 fund families, 135 of which reflected positive growth.

                      THE ENTERPRISE Group of Funds, Inc.

Enterprise Growth Fund

Montag & Caldwell, Inc.
Atlanta, Georgia

Investment Management

Montag & Caldwell has served as Fund Manager to the Enterprise Growth Fund since the fund was organized in 1968. Montag & Caldwell manages approximately $31 billion for institutional clients, and its normal investment minimum is $40 million.

Investment Objective

The objective of the Enterprise Growth Fund is to seek capital appreciation.

Investment Strategies

The Growth Fund invests primarily in U.S. common stocks. The "Growth at a Reasonable Price" strategy employed by the Fund combines growth and value style investing. This means that the Fund invests in the stocks of companies with long-term earnings potential but which are currently selling at a discount to their estimated long-term value. The Fund's equity selection process is generally lower risk than a typical growth stock approach. Valuation is the key selection criterion which makes the investment style risk averse. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies.

First Half 1999 Performance Review

After a strong gain in the first quarter of 1999, the Fund experienced a moderate increase in value during the second quarter. During the first half of the year, weakness in the shares of global consumer growth companies and pharmaceutical holdings offset continued strength in technology positions. Specifically, Coca-Cola, Gillette, and McDonald's struggled as improving economic conditions in emerging markets have yet to translate into increased demand for consumer goods. Montag took advantage of price weaknesses during this time to add to the Fund's positions in Coca-Cola, Gillette, and Proctor & Gamble. Investor enthusiasm for cyclical sectors, growing concerns over potential legislative action to regulate drug prices, and a general rotation out of the healthcare sector resulted in lower share prices for many attractive companies. In response to this price movement, Montag added to the Fund's position in Pfizer. With regard to technology holdings, improving sales and order trends translated into significant price appreciation for the shares of Hewlett-Packard, Solectron, and Tellabs.

Future Investment Strategy

The U.S. economy continues its march towards establishing a record for the longest expansion in its history. Only the 106-month expansion of the 1960s is longer in duration, and each day of growth after January 16, 2000, will mean new records of achievement in U.S. economic history. While the U.S. economy's fundamentals continue to be good, higher bond yields may offset the positive effect on share prices of greater-than-forecasted corporate profits. Because the major stock market indices are already at record valuation levels and investor enthusiasm is quite high, the increase in bond yields, along with rising short-term interest rates, temper our outlook for the second half of 1999. Also, investors may become anxious as we head into the year 2000 ("Y2K"), creating additional market volatility as the economy is moderately impacted by a build-up and then draw-down of inventories around the turn of the century. Given these developing trends, Montag believes it is appropriate to maintain some buying reserves in the Fund. This will increase Montag's flexibility to navigate better in more uncertain periods ahead and take advantage of attractive opportunities.

Montag continues to favor the shares of consumer global growth companies, well-positioned pharmaceutical and medical device companies and high-growth technology enterprises that have staying power. While the Fund's consumer global growth holdings were weak during the second quarter, Montag expects a pick-up in earnings growth for these high-quality companies in the second half of this year and solid earnings momentum thereafter. Research-driven pharmaceutical companies may perform better in the period ahead as these stocks offer an attractive combination of value and double-digit earnings growth prospects. The outlook continues to be bright for the leading medical device companies. Selected technology holdings remain attractive as global industry conditions improve and the build-out of the Internet further stimulates product demand.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
4

ENTERPRISE GROWTH FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                            Number
                                           of Shares
                                         or Principal
                                            Amount             Value
Common Stocks -- 90.99%
----------------------------------------------------------------------------
Business Services -- 2.14%
----------------------------------------------------------------------------
Interpublic Group of Companies Inc.         500,000      $   43,312,500
Computer Hardware -- 10.00%
----------------------------------------------------------------------------
Cisco Systems Inc. (a) ................     476,500          30,734,250
EMC Corporation (a) ...................     359,100          19,750,500
Hewlett-Packard Company ...............     834,400          83,857,200
Intel Corporation .....................   1,140,000          67,830,000
                                                         --------------
                                                            202,171,950
Computer Services -- 5.30%
----------------------------------------------------------------------------
Electronic Data Systems
  Corporation (New) ...................   1,063,300          60,142,906
Solectron Corporation (a) .............     703,800          46,934,663
                                                         --------------
                                                            107,077,569
Computer Software -- 6.00%
----------------------------------------------------------------------------
Electronic Arts Inc. (a) ..............     500,000          27,125,000
Microsoft Corporation (a) .............     680,000          61,327,500
Oracle System Corporation (a) .........     885,000          32,855,625
                                                         --------------
                                                            121,308,125
Consumer Products -- 10.25%
----------------------------------------------------------------------------
Gillette Company ......................   2,100,000          86,100,000
Newell Rubbermaid Inc. ................     686,400          31,917,600
Procter & Gamble Company ..............   1,000,000          89,250,000
                                                         --------------
                                                            207,267,600
Electrical Equipment -- 2.93%
----------------------------------------------------------------------------
General Electric Company ..............     525,000          59,325,000
Entertainment & Leisure -- 3.70%
----------------------------------------------------------------------------
Carnival Corporation ..................     575,600          27,916,600
Walt Disney Company ...................   1,524,600          46,976,738
                                                         --------------
                                                             74,893,338
Food & Beverages & Tobacco -- 6.69%
----------------------------------------------------------------------------
Bestfoods .............................     900,000          44,550,000
Coca-Cola Company .....................   1,450,000          90,625,000
                                                         --------------
                                                            135,175,000
Health Care -- 3.42%
----------------------------------------------------------------------------
Medtronic Inc. ........................     887,800          69,137,425
Hotels & Restaurants -- 5.05%
----------------------------------------------------------------------------
Marriott International Inc. (Class A)     1,079,200          40,335,100
McDonald's Corporation ................   1,496,600          61,828,287
                                                         --------------
                                                            102,163,387
Medical Instruments -- 3.48%
----------------------------------------------------------------------------
Boston Scientific Corporation (a) .....   1,600,000          70,300,000
Misc. Financial Services -- 2.72%
----------------------------------------------------------------------------
American Express Company ..............     422,600          54,990,825
Multi-Line Insurance -- 2.90%
----------------------------------------------------------------------------
American International Group Inc. .....     500,000          58,531,250

                                            Number
                                           of Shares
                                         or Principal
                                            Amount             Value
Pharmaceuticals -- 15.70%
----------------------------------------------------------------------------
Bristol Myers Squibb Company ..........   1,150,000      $   81,003,125
Johnson & Johnson .....................     820,000          80,360,000
Lilly (Eli) & Company .................     397,800          28,492,425
Merck & Company Inc. ..................     417,900          30,924,600
Pfizer Inc. ...........................     880,000          96,580,000
                                                         --------------
                                                            317,360,150
Retail -- 6.45%
----------------------------------------------------------------------------
Costco Companies Inc. (a) .............     286,100          22,905,881
Gap Inc. ..............................     953,175          48,016,191
Home Depot Inc. .......................     923,400          59,501,587
                                                         --------------
                                                            130,423,659
Telecommunications -- 4.26%
----------------------------------------------------------------------------
MCI Worldcom Inc. (a) .................     500,000          43,031,250
Tellabs Inc. (a) ......................     636,600          43,010,288
                                                         --------------
                                                             86,041,538
                                                         --------------
Total Common Stocks
(Identified cost $1,337,601,577)........................ 1,839,479,316
----------------------------------------------------------------------------

Commercial Paper -- 4.64%
----------------------------------------------------------------------------
Associates First Capital
  Corporation, 4.75% due 07/01/99       $18,000,000          18,000,000
Ford Motor Credit Company
  5.20% due 07/12/99 ..................  11,000,000          10,982,522
Ford Motor Credit Company
  5.21% due 07/06/99 ..................  57,000,000          56,958,754
Ford Motor Credit Company
  5.22% due 07/08/99 ..................   8,000,000           7,991,880
                                                         --------------
Total Commercial Paper
(Identified cost $93,933,156)............................    93,933,156
----------------------------------------------------------------------------

Repurchase Agreement -- 4.94%
----------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement, 4.25%
  due 07/01/99
  Collateral: U.S. Treasury Note
  $98,425,000, 7.125% due
  02/29/00 Value $104,247,285 .........  99,905,000          99,905,000
                                                         --------------
Total Repurchase Agreement
(Identified cost $99,905,000).........................       99,905,000
----------------------------------------------------------------------------
Total Investments
(Identified cost $1,531,439,733)........................$2,033,317,472

Other Assets Less Liabilities -- (0.57)%................   (11,613,730)
                                                        --------------

Net Assets -- 100% ..................................... $2,021,703,742
----------------------------------------------------------------------------

(a) Non-income producing security.

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

Enterprise Equity Fund

OpCap Advisors, Inc.
New York, New York

Investment Management

OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became Fund Manager to the Enterprise Equity Fund on May 1, 1997. Oppenheimer Capital manages approximately $60 billion for institutional clients, and its normal investment minimum is $20 million.

Investment Objective

The objective of the Enterprise Equity Fund is long-term capital appreciation.

Investment Strategies

The Equity Fund invests primarily in U.S. common stocks of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets. The Fund Manager also imposes a strict sell discipline to sell the stock once it rises close to the target price established by the Fund Manager.

First Half 1999 Performance Review

Value stocks came back to life in the first half of 1999. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. After an extended period in which stock market gains were driven by a limited number of technology and large-cap growth issues, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned in the Fund.

Some of the holdings that contributed to the Fund's performance included Computer Associates International, Inc., Rockwell International Corp., AlliedSignal, Inc., Motorola, Inc. and Wells Fargo & Co.

OpCap continues to find quality stocks that meet strict value criteria. Purchases of these included the common stocks of Cadence Design Systems, Inc., Chancellor Media Corp., Emerson Electric Company, Monsanto Company, News Corp. Ltd., Raytheon Company, Walt Disney Company, and Waste Management, Inc.

Fund sales included positions in AlliedSignal, Inc., Champion International Corp., International Flavours & Fragrances, Inc. and Tenet Healthcare Corp.

Future Investment Strategy

Despite their gains in the second quarter, the types of value stocks in which OpCap invests continue to trade at a significant discount to large-cap growth stocks and the market in general. OpCap believes this may bode well for the Fund's value style in the months ahead.

OpCap continues to look for -- and find -- great companies with strong, sustainable cash flows, high competitive barriers, and rational managements with proven track records who are dedicated to shareholder value.

OpCap believes its long-term perspective and emphasis on buying superior undervalued businesses provide a competitive advantage as the market moves away from highly priced growth stocks toward a renewed recognition of the enduring value of a company's earnings, cash flow and competitiveness.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
6

ENTERPRISE EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount        Value
Common Stocks -- 89.42%
----------------------------------------------------------------------
Advertising -- 1.51%
----------------------------------------------------------------------
Omnicom Group Inc. .......................  4,000         $  320,000
Aerospace -- 5.57%
----------------------------------------------------------------------
General Dynamics Corporation .............  9,000            616,500
Raytheon Company (Class B) ...............  8,000            563,000
                                                          ----------
                                                           1,179,500
Banking -- 5.54%
----------------------------------------------------------------------
BankBoston Corporation ................... 10,400            531,700
Wells Fargo & Company .................... 15,000            641,250
                                                          ----------
                                                           1,172,950
Broadcasting -- 2.48%
----------------------------------------------------------------------
Chancellor Media Corporation (a) .........  5,500            303,187
News Corporation Ltd. (ADR) ..............  7,000            220,938
                                                          ----------
                                                             524,125
Chemicals -- 3.45%
----------------------------------------------------------------------
Du Pont (E. I.) De Nemours & Company        7,800            532,837
Monsanto Company .........................  5,000            197,188
                                                          ----------
                                                             730,025
Computer Hardware -- 1.57%
----------------------------------------------------------------------
Compaq Computer Corporation .............. 14,000            331,625
Computer Services -- 0.81%
----------------------------------------------------------------------
Sabre Group Holdings Inc. (Class A) (a)...  2,500            171,875
Computer Software -- 4.76%
----------------------------------------------------------------------
Cadence Design Systems Inc. (a) .......... 10,000            127,500
Computer Associates International Inc. ... 16,000            880,000
                                                           ----------
                                                           1,007,500
Conglomerates -- 5.95%
----------------------------------------------------------------------
Minnesota Mining & Manufacturing
  Company ................................  6,900            599,869
Textron Inc. .............................  8,000            658,500
                                                          ----------
                                                           1,258,369
Consumer Products -- 0.75%
----------------------------------------------------------------------
Mattel Inc. ..............................  6,000            158,625
Drugs & Medical Products -- 1.25%
----------------------------------------------------------------------
Becton, Dickinson & Company ..............  8,800            264,000
Electrical Equipment -- 1.94%
----------------------------------------------------------------------
Avnet Inc. ...............................  3,400            158,100
Emerson Electric Company .................  4,000            251,500
                                                          ----------
                                                             409,600
Electronics -- 2.01%
----------------------------------------------------------------------
Rockwell International Corporation .......  7,000            425,250

                                               Number
                                             of Shares
                                            or Principal
                                               Amount        Value
Entertainment & Leisure -- 1.97%
----------------------------------------------------------------------
Carnival Corporation .....................  3,000         $  145,500
Walt Disney Company ......................  8,800            271,150
                                                          ----------
                                                             416,650
Finance -- 4.74%
----------------------------------------------------------------------
Citigroup Inc. ........................... 13,125            623,437
Household International Inc. .............  8,000            379,000
                                                          ----------
                                                           1,002,437
Food & Beverages & Tobacco -- 3.14%
----------------------------------------------------------------------
Diageo (ADR) .............................  6,100            262,300
Heinz (H. J.) Company ....................  8,000            401,000
                                                          ----------
                                                             663,300
Hotels & Restaurants -- 1.95%
----------------------------------------------------------------------
McDonald's Corporation ................... 10,000            413,125
Insurance -- 6.37%
----------------------------------------------------------------------
ACE Ltd. ................................. 11,100            313,575
AFLAC Inc. ...............................  8,700            416,512
Everest Reinsurance Holdings Inc. ........ 14,400            469,800
RenaissanceRe Holdings Ltd. ..............  4,000            148,000
                                                          ----------
                                                           1,347,887
Machinery -- 4.43%
----------------------------------------------------------------------
Caterpillar Inc. .........................  6,700            402,000
Dover Corporation ........................ 15,300            535,500
                                                          ----------
                                                             937,500
Manufacturing -- 2.28%
----------------------------------------------------------------------
Avery Dennison Corporation ...............  8,000            483,000
Misc. Financial Services -- 6.14%
----------------------------------------------------------------------
Conseco Inc. ............................. 15,365            467,672
Countrywide Credit Industries Inc. .......  8,600            367,650
Freddie Mac ..............................  8,000            464,000
                                                          ----------
                                                           1,299,322
Multi-Line Insurance -- 0.82%
----------------------------------------------------------------------
American International Group Inc. ........  1,475            172,667
Property-Casualty Insurance -- 4.83%
----------------------------------------------------------------------
Chubb Corporation ........................  3,000            208,500
XL Capital Ltd. (Class A) ................ 14,394            813,261
                                                          ----------
                                                           1,021,761
Printing & Publishing -- 2.10%
----------------------------------------------------------------------
Donnelley (R. R.) & Sons Company ......... 12,000            444,750
Retail -- 2.12%
----------------------------------------------------------------------
May Department Stores Company ............ 10,950            447,581
Telecommunications -- 4.73%
----------------------------------------------------------------------
Motorola Inc. ............................  7,100            672,725
Sprint Corporation .......................  6,200            327,438
                                                          ----------
                                                           1,000,163

                       THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount          Value
Transportation -- 3.72%
---------------------------------------------------------------------------
AMR Corporation (a) ......................    9,100          $   621,075
Canadian Pacific Ltd. ....................    7,000              166,688
                                                             -----------
                                                                 787,763
Waste Management -- 2.49%
---------------------------------------------------------------------------
Waste Management Inc. ....................    9,800              526,750
                                                             -----------
Total Common Stocks
(Identified cost $16,642,402)...........................      18,918,100
------------------------------------------------------------------------
Commercial Paper -- 4.71%
---------------------------------------------------------------------------
American Express Credit Corporation,
  4.94% due 07/15/99 ..................... $500,000              499,039
Ford Motor Credit Company 5.15%
  due 08/05/99 ...........................  500,000              497,497
                                                             -----------
Total Commercial Paper
(Identified cost $996,536)..............................         996,536
------------------------------------------------------------------------
Short-Term Government Securities -- 4.72%
---------------------------------------------------------------------------
Federal National Mortgage Association
  Discount Note, 4.77% due 07/07/99 ......  500,000              499,602
Federal National Mortgage Association
  Discount Note, 4.83% due 07/19/99 ......  500,000              498,793
                                                             -----------
Total Short-Term Government Securities
(Identified cost $998,395)..............................         998,395
------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount          Value
Repurchase Agreement -- 2.81%
---------------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Bond
  $640,000, 3.625% due 04/15/28
  Value $614,033 ......................... $595,000          $   595,000
                                                             -----------
Total Repurchase Agreement
(Identified cost $595,000)...................................    595,000
---------------------------------------------------------------------------

Total Investments
(Identified cost $19,232,333)............................... $21,508,031

Other Assets Less Liabilities -- (1.66)% .................      (351,789)
                                                             -----------
Net Assets -- 100% ........................................  $21,156,242
---------------------------------------------------------------------------

(a) Non-income producing security.
(ADR) American Depository Receipt.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.
8

Enterprise Growth and Income Fund

Retirement System Investors Inc.
New York, New York

Investment Management

Retirement System Investors Inc. ("RSI") has served as Fund Manager to the Enterprise Growth and Income Fund since 1991. RSI manages approximately $729 million for all of its clients.

Investment Objective

The objective of the Enterprise Growth and Income Fund is a total return through capital appreciation with income as a secondary consideration.

Investment Strategies

The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies. The Fund selects stocks that will appreciate in value, seeking to take advantage of temporary stock price inefficiencies, which may be caused by market participants focusing heavily on short-term developments. In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy. This means that the Fund Manager attempts to identify stocks of companies that have greater value than is recognized by the market. The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and sells its products and services, the company's stock market price, earnings level and projected earnings growth rate. The Fund Manager also considers current and projected dividend yields. The Fund Manager compares this information to that of other companies in determining relative value and dividend potential.

First Half 1999 Performance Review

For the six months ended June 30, 1999, the Fund's overweightings in high performance groups such as technology, basic materials and capital goods sectors and underweightings in sub-par groups such as consumer staples, healthcare and utilities helped results. The standout performers were Safeguard Scientifics (up 130 percent), Tellabs (up 97 percent), Tiffany (up 86 percent), Nortel Networks (up 74 percent), Alcoa (up 67 percent). The biggest disappointments were Cadence Design Systems, Philip Morris, Potash, Sterling Commerce, Lockheed Martin, Fannie Mae and Washington Mutual.

Future Investment Strategy

RSI visualizes a pickup in earnings growth -- led by productivity gains, improving profit margins and recovery in foreign economies -- in the latter half of 1999 with the domestic economy continuing to grow at a satisfactory pace. However, higher interest rates could constrain market valuations and upset the economy, and Y2K liquidity concerns could raise volatility levels.

Regarding stock selection, RSI expects significant variances of individual returns within sectors following the rotational shift out of a narrow group of growth stocks into a broader group of economically sensitive and other value stocks, which began in mid-April.

An important strategy for RSI is keeping to discipline, focusing on relative value regardless of the sector. RSI will be opportunistic with respect to seeking out bargains in both growth and value stocks consistent with the current mix of existing holdings. This is within the context of expecting more value stocks to surface as attractive, assuming earnings growth accelerates. Conversely, RSI will be more agnostic about growth issues, given the risk that their valuations may become compressed by higher interest rates and the emergence of more competitive earnings opportunities elsewhere.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Common Stocks -- 89.27%
------------------------------------------------------------------------
Aerospace -- 3.11%
------------------------------------------------------------------------
AlliedSignal Inc. ......................... 45,900         $ 2,891,700
Lockheed Martin Corporation ............... 10,100             376,225
                                                           -----------
                                                             3,267,925
Banking -- 1.26%
------------------------------------------------------------------------
Bank of America Corporation ...............  5,884             431,371
Chase Manhattan Corporation ............... 10,352             896,742
                                                           -----------
                                                             1,328,113
Broadcasting -- 1.64%
------------------------------------------------------------------------
Time Warner Inc. .......................... 23,450           1,723,575
Building & Construction -- 6.45%
------------------------------------------------------------------------
Armstrong World Industries Inc. ........... 20,600           1,190,938
Martin Marietta Materials Inc. ............ 13,400             790,600
Southdown Inc. ............................ 74,622           4,794,463
                                                           -----------
                                                             6,776,001
Chemicals -- 0.81%
------------------------------------------------------------------------
Du Pont (E. I.) De Nemours &
  Company ................................. 12,400             847,075
Computer Hardware -- 18.50%
------------------------------------------------------------------------
Cisco Systems Inc. (a) .................... 12,200             786,900
Dallas Semiconductor Corporation .......... 76,230           3,849,615
EMC Corporation (a) ....................... 93,200           5,126,000
Hewlett-Packard Company ...................  6,100             613,050
IBM ....................................... 44,320           5,728,360
Intel Corporation ......................... 23,400           1,392,300
Xerox Corporation ......................... 32,900           1,943,156
                                                           -----------
                                                            19,439,381
Computer Services -- 1.68%
------------------------------------------------------------------------
Comverse Technology Inc. (a) ..............    675              50,962
Safeguard Scientifics Inc. ................ 27,500           1,705,000
Sun Microsystems Inc. (a) .................    100               6,888
                                                           -----------
                                                             1,762,850
Computer Software -- 6.63%
------------------------------------------------------------------------
BMC Software Inc. (a) ..................... 72,075           3,892,050
Cadence Design Systems Inc. (a) ........... 39,600             504,900
Computer Associates International Inc.       4,650             255,750
Sterling Commerce Inc. (a) ................ 63,400           2,314,100
                                                           -----------
                                                             6,966,800
Consumer Products -- 1.19%
------------------------------------------------------------------------
Honeywell Inc. ............................  1,000             115,875
Kimberly Clark Corporation ................  4,200             239,400
Mattel Inc. ............................... 33,960             897,817
                                                           -----------
                                                             1,253,092

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Crude & Petroleum -- 3.61%
------------------------------------------------------------------------
BP Amoco (ADR) ............................  9,260         $ 1,004,710
Exxon Corporation .........................  8,100             624,712
Mobil Corporation ......................... 10,350           1,024,650
Royal Dutch Petroleum (ADR) ...............  5,875             353,969
Texaco Inc. ............................... 12,500             781,250
                                                           -----------
                                                             3,789,291
Electrical Equipment -- 4.92%
------------------------------------------------------------------------
Emerson Electric Company .................. 69,250           4,354,094
General Electric Company ..................  7,200             813,600
                                                           -----------
                                                             5,167,694
Electronics -- 0.45%
------------------------------------------------------------------------
Pmc Sierra Inc. ...........................  8,000             471,500
Entertainment & Leisure -- 0.16%
------------------------------------------------------------------------
Callaway Golf Company ..................... 11,400             166,725
Finance -- 1.65%
------------------------------------------------------------------------
Citigroup Inc. ............................ 33,750           1,603,125
Merrill Lynch & Company Inc. ..............  1,700             135,894
                                                           -----------
                                                             1,739,019
Food & Beverages & Tobacco -- 1.04%
------------------------------------------------------------------------
Dole Food Inc. ............................ 12,600             370,125
Philip Morris Companies Inc. .............. 18,080             726,590
                                                           -----------
                                                             1,096,715
Life Insurance -- 0.08%
------------------------------------------------------------------------
American General Corporation ..............  1,100              82,913
Machinery -- 6.07%
------------------------------------------------------------------------
Deere & Company ........................... 13,000             515,125
Ingersoll Rand Company .................... 59,200           3,825,800
Snap-On Inc. .............................. 56,400           2,040,975
                                                           -----------
                                                             6,381,900
Manufacturing -- 0.31%
------------------------------------------------------------------------
Corning Incorporated ......................    100               7,013
Milacron Inc. ............................. 17,200             318,200
                                                           -----------
                                                               325,213
Metals & Mining -- 2.96%
------------------------------------------------------------------------
Alcoa Inc. ................................ 40,700           2,518,312
Potash Corporation Saskatchewan Inc.        11,500             595,125
                                                           -----------
                                                             3,113,437
Multi-Line Insurance -- 1.68%
------------------------------------------------------------------------
American International Group Inc. ......... 15,071           1,764,249
Oil Services -- 1.05%
------------------------------------------------------------------------
Halliburton Company .......................  9,100             411,775
Schlumberger Ltd. ......................... 10,800             687,825
                                                           -----------
                                                             1,099,600

                      THE ENTERPRISE Group of Funds, Inc.
10
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Property-Casualty Insurance -- 0.47%
-------------------------------------------------------------------------
Allstate Corporation .....................      13,700    $    491,488
Pharmaceuticals -- 3.91%
-------------------------------------------------------------------------
Bristol Myers Squibb Company .............      26,010       1,832,079
Elan Corporation (ADR) (a) ...............      20,000         555,000
Johnson & Johnson ........................       6,800         666,400
Merck & Company Inc. .....................       5,710         422,540
Pfizer Inc. ..............................       5,800         636,550
                                                          ------------
                                                             4,112,569
Retail -- 5.96%
-------------------------------------------------------------------------
CVS Corporation ..........................      30,200       1,532,650
Federated Department Stores Inc. (a) .....      21,200       1,122,275
Safeway Inc. (a) .........................      26,900       1,331,550
Tiffany & Company ........................      23,550       2,272,575
                                                          ------------
                                                             6,259,050
Savings and Loan -- 4.08%
-------------------------------------------------------------------------
Federal National Mortgage Association           32,550       2,225,606
Washington Mutual Inc. ...................      58,400       2,065,900
                                                          ------------
                                                             4,291,506
Telecommunications -- 7.40%
-------------------------------------------------------------------------
GTE Corporation ..........................       7,700         583,275
Lucent Technologies Inc. .................      23,816       1,606,092
Nortel Networks Corp .....................      52,830       4,586,304
Tellabs Inc. (a) .........................      14,800         999,925
                                                          ------------
                                                             7,775,596
Transportation -- 2.20%
-------------------------------------------------------------------------
FDX Corporation (a) ......................      42,550       2,308,337
                                                          ------------
Total Common Stocks
(Identified cost $67,798,266).........................      93,801,614
----------------------------------------------------------------------
Convertible Preferred Stocks -- 0.59%
-------------------------------------------------------------------------
Misc. Financial Services -- 0.59%
-------------------------------------------------------------------------
Kmart Financing ..........................      10,500         614,250
                                                          ------------
Total Convertible Preferred Stocks
(Identified cost $635,930)............................         614,250
----------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Commercial Paper -- 9.61%
-------------------------------------------------------------------------
Alabama Power Company,
  5.30% due 07/09/99 ..................... $2,100,000     $  2,097,527
Avnet Incorporated,
  5.80% due 07/01/99 .....................  4,000,000        4,000,000
General Electric Capital
  Corporation, 5.08% due 07/06/99 ........  2,000,000        1,998,589
Mobil Corporation,
  5.12% due 07/07/99 .....................  2,000,000        1,998,293
                                                          ------------
Total Commercial Paper
(Identified cost $10,094,409)............................   10,094,409
-------------------------------------------------------------------------

Repurchase Agreement -- 0.55%
-------------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Bond
  $625,000, 3.625% due 04/15/28
  Value $616,045 .........................    580,000          580,000
                                                          ------------
Total Repurchase Agreement
(Identified cost $580,000)................................     580,000
-------------------------------------------------------------------------

Total Investments
(Identified cost $79,108,605)...........................  $105,090,273
Other Assets Less Liabilities -- (0.02)% ...............       (18,655)
                                                          ------------
Net Assets -- 100% .......................................$105,071,618
-------------------------------------------------------------------------

(a) Non-income producing security.
(ADR) American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

Enterprise Equity Income Fund

1740 Advisers, Inc.
New York, New York

Investment Management

1740 Advisers has been Fund Manager to the Enterprise Equity Income Fund since its inception. 1740 Advisers manages more than $2 billion for institutional clients and its normal investment minimum is $20 million.

Investment Objective

The objective of the Enterprise Equity Income Fund is to seek a combination of growth and income to achieve an above-average and consistent total return.

Investment Strategies

The Equity Income Fund invests primarily in dividend-paying U.S. common stocks. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P 500's average dividend yield. The stock must be sold within two quarters after its dividend yield falls below that of the S&P average. The effect of this discipline is that a stock will be sold if increases in its annual dividends do not keep pace with increases in its market price.

First Half 1999 Performance Review

When the financial crisis hit world markets last year, investors responded by moving into the biggest and best companies. The expectation was that in a hostile and uncertain world the safest place to be was in the most financially secure, most broadly diversified and highest growth stocks. As money poured in, those stocks rose at the expense of the rest of the market; and the popular averages, which were dominated by the large-cap growth names, outperformed everything else.

Now with the world on the mend and the outlook for corporate profits improving, the market has begun to broaden. During the second quarter, this has resulted in an increased investor interest in economy-sensitive stocks and in mid-cap and some smaller-cap names. Many of these stocks went through their own bear market last year, declining while the popular averages rose. This year may see the reverse of the past several years' pattern -- the large-cap dominated averages underperform the average stock.

Future Investment Strategy

The Equity Income Fund has a substantial emphasis on the economy-sensitive sectors. Cyclicals such as basic materials, capital spending related and energy stocks represent value. They are relatively underowned, went through bear market size declines last year and may experience an improving earnings outlook. They suffered the most from the crisis and may benefit the most from the ending of the crisis and the beginning of economic and financial recovery.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
12

ENTERPRISE EQUITY INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount        Value
Common Stocks -- 97.89%
-----------------------------------------------------------------------
Aerospace -- 2.55%
-----------------------------------------------------------------------
Northrop Grumman Corporation .............    25,000      $ 1,657,812
United Technologies Corporation ..........    40,000        2,867,500
                                                          -----------
                                                            4,525,312
Automotive -- 2.35%
-----------------------------------------------------------------------
Delphi Automotive Systems Corp. ..........    15,000          278,438
Ford Motor Company .......................    40,000        2,257,500
General Motors Corporation ...............    25,000        1,650,000
                                                          -----------
                                                            4,185,938
Banking -- 9.29%
-----------------------------------------------------------------------
Bank of America Corporation ..............    33,000        2,419,312
Bank of New York Company Inc. ............    50,000        1,834,375
BankBoston Corporation ...................    40,000        2,045,000
Chase Manhattan Corporation ..............    30,000        2,598,750
Fleet Financial Group Inc. ...............    35,000        1,553,125
J.P. Morgan & Company Inc. ...............    18,000        2,529,000
Mellon Bank Corporation ..................    50,000        1,818,750
Wells Fargo & Company ....................    40,000        1,710,000
                                                          -----------
                                                           16,508,312
Chemicals -- 3.42%
-----------------------------------------------------------------------
Dow Chemical Company .....................    20,000        2,537,500
Du Pont (E. I.) De Nemours &
  Company ................................    33,000        2,254,312
Rohm & Haas Company ......................    30,000        1,286,250
                                                          -----------
                                                            6,078,062
Communications -- 1.06%
-----------------------------------------------------------------------
Frontier Corporation .....................    32,000        1,888,000
Computer Hardware -- 1.83%
-----------------------------------------------------------------------
Xerox Corporation ........................    55,000        3,248,438
Conglomerates -- 2.14%
-----------------------------------------------------------------------
Minnesota Mining & Manufacturing
  Company ................................    20,000        1,738,750
Textron Inc. .............................    25,000        2,057,813
                                                          -----------
                                                            3,796,563
Consumer Durables -- 0.91%
-----------------------------------------------------------------------
Dana Corporation .........................    35,000        1,612,188
Consumer Non-Durables -- 2.03%
-----------------------------------------------------------------------
Avon Products Inc. .......................    65,000        3,607,500
Consumer Products -- 2.41%
-----------------------------------------------------------------------
Colgate Palmolive Company ................    20,000        1,975,000
Honeywell Inc. ...........................    20,000        2,317,500
                                                          -----------
                                                            4,292,500

                                               Number
                                             of Shares
                                            or Principal
                                               Amount        Value
Crude & Petroleum -- 6.38%
-----------------------------------------------------------------------
BP Amoco (ADR) ...........................    22,000      $ 2,387,000
Chevron Corporation ......................    20,000        1,903,750
Exxon Corporation ........................    35,000        2,699,375
Mobil Corporation ........................    25,000        2,475,000
Texaco Inc. ..............................    30,000        1,875,000
                                                          -----------
                                                           11,340,125
Electrical Equipment -- 4.42%
-----------------------------------------------------------------------
Emerson Electric Company .................    35,000        2,200,625
General Electric Company .................    50,000        5,650,000
                                                          -----------
                                                            7,850,625
Energy -- 7.73%
-----------------------------------------------------------------------
Atlantic Richfield Company ...............    18,000        1,504,125
Consolidated Natural Gas Company .........    35,000        2,126,250
Duke Energy Company ......................    35,000        1,903,125
El Paso Energy Corporation ...............    55,000        1,935,312
Enron Corporation ........................    35,000        2,861,250
Williams Companies Inc. ..................    80,000        3,405,000
                                                          -----------
                                                           13,735,062
Food & Beverages & Tobacco -- 0.68%
-----------------------------------------------------------------------
Philip Morris Companies Inc. .............    30,000        1,205,625
Insurance -- 1.50%
-----------------------------------------------------------------------
Cigna Corporation ........................    30,000        2,670,000
Machinery -- 3.91%
-----------------------------------------------------------------------
Caterpillar Inc. .........................    38,000        2,280,000
Deere & Company ..........................    45,000        1,783,125
Pitney Bowes Inc. ........................    45,000        2,891,250
                                                          -----------
                                                            6,954,375
Manufacturing -- 2.63%
-----------------------------------------------------------------------
Eaton Corporation ........................    20,000        1,840,000
Tyco International Ltd. ..................    30,000        2,842,500
                                                          -----------
                                                            4,682,500
Metals & Mining -- 1.04%
-----------------------------------------------------------------------
Alcoa Inc. ...............................    30,000        1,856,250
Misc. Financial Services -- 1.60%
-----------------------------------------------------------------------
Citigroup Inc. ...........................    60,000        2,850,000
Multi-Line Insurance -- 1.47%
-----------------------------------------------------------------------
Lincoln National Corporation .............    50,000        2,615,625
Oil Services -- 3.74%
-----------------------------------------------------------------------
Baker Hughes Inc. ........................    45,000        1,507,500
Diamond Offshore Drilling Inc. ...........    50,000        1,418,750
Halliburton Company ......................    40,000        1,810,000
Schlumberger Ltd. ........................    30,000        1,910,625
                                                          -----------
                                                            6,646,875

                      THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Property-Casualty Insurance -- 0.98%
-------------------------------------------------------------------------
Chubb Corporation ........................      25,000    $  1,737,500
Paper & Forest Products -- 5.44%
-------------------------------------------------------------------------
Bowater Inc. .............................      35,000       1,653,750
Georgia Pacific Corporation ..............      56,000       2,653,000
International Paper Company ..............      75,000       3,787,500
Temple-Inland Inc. .......................      23,000       1,569,750
                                                          ------------
                                                             9,664,000
Pharmaceuticals -- 7.32%
-------------------------------------------------------------------------
American Home Products Corporation              40,000       2,300,000
Baxter International Inc. ................      30,000       1,818,750
Bristol Myers Squibb Company .............      30,000       2,113,125
Lilly (Eli) & Company ....................       6,000         429,750
Merck & Company Inc. .....................      25,000       1,850,000
Pharmacia & Upjohn Inc. ..................      38,000       2,158,875
Smithkline Beecham (ADR) .................      25,000       1,651,562
Warner-Lambert Company ...................      10,000         693,750
                                                          ------------
                                                            13,015,812
Printing & Publishing -- 1.37%
-------------------------------------------------------------------------
McGraw Hill Inc. .........................      45,000       2,427,188
Raw Materials -- 2.52%
-------------------------------------------------------------------------
Phelps Dodge Corporation .................      20,000       1,238,750
Reynolds Metals Company ..................      20,000       1,180,000
Weyerhaeuser Company .....................      30,000       2,062,500
                                                          ------------
                                                             4,481,250
Real Estate -- 2.50%
-------------------------------------------------------------------------
Avalon Bay Communities Inc. ..............      15,000         555,000
Boston Properties Inc. ...................      25,000         896,875
Crescent Real Estate Equities ............      45,000       1,068,750
Equity Office Properties Trust ...........      40,000       1,025,000
Equity Residential Properties Trust ......      20,000         901,250
                                                          ------------
                                                             4,446,875
Savings and Loan -- 0.96%
-------------------------------------------------------------------------
Federal National Mortgage
  Association ............................      25,000       1,709,375
Technology -- 0.53%
-------------------------------------------------------------------------
Thomas & Betts Corporation ...............      20,000         945,000
Telecommunications -- 10.35%
-------------------------------------------------------------------------
Ameritech Corporation ....................      35,000       2,572,500
AT&T Corporation .........................      50,000       2,790,625
Bell Atlantic Corporation ................      35,000       2,288,125
BellSouth Corporation ....................      48,000       2,250,000
GTE Corporation ..........................      28,000       2,121,000
SBC Communications Inc. ..................      43,000       2,494,000
Sprint Corporation .......................      40,000       2,112,500
U S West Inc. ............................      30,000       1,762,500
                                                          ------------
                                                            18,391,250

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Utilities -- 2.83%
-------------------------------------------------------------------------
Carolina Power & Light Company ...........      25,000    $  1,070,312
CMS Energy Corporation ...................      30,000       1,256,250
Edison International .....................      50,000       1,337,500
FPL Group Inc. ...........................      25,000       1,365,625
                                                          ------------
                                                             5,029,687
                                                          ------------
Total Common Stocks
(Identified cost $122,871,176 )..........................  173,997,812
-------------------------------------------------------------------------

Commercial Paper -- 1.46%
-------------------------------------------------------------------------
CIT Group Holdings Inc. 4.84% due
  07/13/99 ............................... $1,200,000        1,198,064
General Electric Capital Corporation,
  4.81% due 07/08/99 .....................    200,000          199,813
General Motors Acceptance
  Corporation, 5.01% due 07/22/99 ........    200,000          199,416
Sears Roebuck Acceptance
  Corporation, 5.03% due 07/23/99 ........  1,000,000          996,926
                                                          ------------
Total Commercial Paper
(Identified cost $2,594,219)..............................   2,594,219
-------------------------------------------------------------------------

Short-Term Government Securities -- 0.17%
-------------------------------------------------------------------------
Federal Home Loan Mortgage
  Discount Notes, 4.68% due 07/12/99          300,000          299,571
                                                          ------------
Total Short-Term Government Securities
(Identified cost $299,571)................................     299,571
-------------------------------------------------------------------------

Repurchase Agreement -- 0.20%
-------------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Note
  $365,000, 6.125% due 07/31/00,
  Value $385,927 .........................    365,000          365,000
                                                          ------------
Total Repurchase Agreement
(Identified cost $365,000)..............................       365,000
-------------------------------------------------------------------------
Total Investments
(Identified cost $126,129,966)..........................  $177,256,602

Other Assets Less Liabilities -- 0.28% .................       497,201
                                                          ------------
Net Assets -- 100% ...................................... $177,753,803
-------------------------------------------------------------------------

(ADR) American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
14

Enterprise Capital Appreciation Fund

Provident Investment Counsel, Inc.
Pasadena, California

Investment Management

Provident Investment Counsel has been Fund Manager to the Enterprise Capital Appreciation Fund since inception. Provident Investment Counsel manages approximately $18 billion for institutional clients, and its usual investment minimum is $5 million.

Investment Objective

The objective of the Enterprise Capital Appreciation Fund is to seek maximum capital appreciation.

Investment Strategies

The Capital Appreciation Fund invests in U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics. The Fund Manager's criteria for stock selection include: (a) steadily increasing earnings; and (b) a three-year performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate which, in the aggregate, average 1.5 times the average performance of the S&P 500 for the same period. The Fund Manager selects stocks of small, medium and large capitalization companies in an attempt to achieve an average capitalization of portfolio companies that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

First Half 1999 Performance Review

A backdrop of vigorous economic growth and a nervous bond market caused tremendous volatility in stock market sectors year-to-date. Thirty-year bond yields increased from 5.12 percent at the end of December, 1998 to 6.14 percent near the close of June, 1999. This rise punished the prices of high-PE stocks of companies offering consistent earnings growth. Overall, the year thus far has been positive for the growth averages, but less so than the extraordinary gains of 1998.

The year (as measured by the Russell 1000 Growth Index) began on a relatively good note but turned flat in April, took a fairly significant dip during May and rebounded strongly in June. The Fund participated in the June recovery, which was a reflection of growth stocks regaining their momentum after being badly disadvantaged during April and May with rising interest rates and a market rotation into cyclical stocks. The rotation was caused by the perception that stronger than expected economic growth would, in turn, generate better earnings growth for the economically sensitive stocks.

Future Investment Strategy

The shift favoring cyclical/value stocks, which began in April and continued through May and early June, has abated. The key question is what trends in place today will most affect returns for the balance of the year? First, one of the most positive signs has been the broadening out of the market. For the first time in years, asset class returns in the quarter were in keeping with traditional risk/reward models, (i.e., the more risk you are willing to assume, the higher the returns would be). In the second quarter, small-cap stocks (up
14.8 percent) outperformed mid-cap stocks (up 10.4 percent), which outperformed large-cap stocks (up 3.9 percent), as measured by the Russell 2000 Growth, Russell Mid-Cap Growth, and the Russell 1000 Growth Indices. Also in the second quarter, value stocks (up 10.8 percent) outperformed growth stocks (up 3.8 percent), as measured by the S&P 500 Barra Value and S&P Barra Growth Indices, as the better than expected economic growth and rising interest rates corrected the valuation extremes at both ends of the market. Provident believes the April/May stellar performance for cyclically oriented stocks represents a broadening out of the market and not a major change in style leadership.

Provident remains committed to technology and consumer-oriented themes, but the Fund has reduced its commitment to the health technology area, particularly drug stocks. While Provident cut back on their drug holdings earlier in the year, two short-term obstacles nonetheless have penalized returns. The first is a drug pipeline that is less robust than at this time last year; the second concerns pending Medicare and Medicaid reform. On the other hand, the improved domestic and global economic backdrop does provide certain companies new opportunities for earnings growth. For example, Provident continues to look for new opportunities in telecommunications, where the longer-term earnings growth outlook of many

                      THE ENTERPRISE Group of Funds, Inc.

companies may be exceptional. Finally, Provident believes the broadening of the market increases the opportunity universe. Investors, less concerned about liquidity, are seeking out stocks with the best relative attractiveness regardless of market capitalization. Provident will continue to build the stock positions in the Fund where Provident thinks valuations are particularly attractive.

The Fund's return for the balance of the year will depend on the level of interest rates and the companies in the Fund maintaining their expected growth rates. If inflation remains subdued, i.e., under 3 percent, and interest rates remain in a reasonably narrow range around current levels, then the broad market should do well and both growth and value strategies should benefit. The challenge to growth stocks remains any sizeable increase in interest rates; value stocks are going to need a meaningful acceleration in earnings to maintain recent performance momentum. Provident believes the earnings power for cyclical companies is less than robust. They recognize, also, that investors cannot expect any further expansion in price/earnings ratios. Therefore, their challenge and primary focus in the management of the Fund is to be confident that the companies in the Fund continue to produce well above average sales and earnings growth.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
16

ENTERPRISE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                             Number
                                           of Shares
                                          or Principal
                                             Amount        Value
Common Stocks -- 97.73%
---------------------------------------------------------------------
Advertising -- 1.49%
---------------------------------------------------------------------
Outdoor Systems Inc. (a) ...............   70,000       $ 2,555,000
Banking -- 1.61%
---------------------------------------------------------------------
FIRSTAR Corporation ....................   98,160         2,748,480
Broadcasting -- 2.82%
---------------------------------------------------------------------
Clear Channel Communications (a) .......   44,000         3,033,250
Infinity Broadcasting Corporation
  (Class A) (a) ........................   60,000         1,785,000
                                                        -----------
                                                          4,818,250
Business Services -- 2.55%
---------------------------------------------------------------------
Concord EFS Inc. (a) ...................   50,000         2,115,625
CSG Systems International Inc. (a) .....   40,000         1,047,500
Paychex Inc. ...........................   37,500         1,195,312
                                                        -----------
                                                          4,358,437
Computer Hardware -- 6.69%
---------------------------------------------------------------------
Dell Computer Corporation (a) ..........   60,000         2,220,000
Electronics for Imaging Inc. (a) .......   85,000         4,366,875
EMC Corporation (a) ....................   52,000         2,860,000
Lexmark International Group Inc.
  (Class A) (a) ........................   30,000         1,981,875
                                                        -----------
                                                         11,428,750
Computer Services -- 12.62%
---------------------------------------------------------------------
America Online Inc. (a) ................   61,000         6,740,500
Comverse Technology Inc. (a) ...........   40,000         3,020,000
Fiserv Inc. (a) ........................   90,000         2,818,125
Solectron Corporation (a) ..............   50,000         3,334,375
Sun Microsystems Inc. (a) ..............   25,000         1,721,875
Sungard Data Systems Inc. (a) ..........   50,000         1,725,000
Synopsys Inc. (a) ......................   40,000         2,207,500
                                                        -----------
                                                         21,567,375
Computer Software -- 0.48%
---------------------------------------------------------------------
Real Networks Inc. (a) .................   12,000           826,500
Consumer Durables -- 1.43%
---------------------------------------------------------------------
Harley Davidson Inc. ...................   45,000         2,446,875
Containers/Packaging -- 2.32%
---------------------------------------------------------------------
Ball Corporation .......................   40,000         1,690,000
Sealed Air Corporation (New) ...........   35,000         2,270,625
                                                        -----------
                                                          3,960,625
Crude & Petroleum -- 0.88%
---------------------------------------------------------------------
Ensco International Inc. ...............   75,000         1,495,313
Electrical Equipment -- 1.69%
---------------------------------------------------------------------
Jabil Circuit Inc. (a) .................   64,000         2,888,000

                                             Number
                                           of Shares
                                          or Principal
                                             Amount        Value
Electronics -- 1.84%
---------------------------------------------------------------------
Altera Corporation (a) .................   50,000       $ 1,840,625
Gemstar International Group Ltd. (a) ...   20,000         1,305,000
                                                        -----------
                                                          3,145,625
Energy -- 1.70%
---------------------------------------------------------------------
AES Corporation ........................   50,000         2,906,250
Entertainment & Leisure -- 0.79%
---------------------------------------------------------------------
Carnival Corporation ...................   27,800         1,348,300
Finance -- 10.59%
---------------------------------------------------------------------
Associates First Capital Corporation
  (Class A) ............................   50,000         2,215,625
Capital One Financial Corporation ......   60,000         3,341,250
MBNA Corporation .......................  200,502         6,140,374
Metris Companies Inc. ..................  100,000         4,075,000
Providian Financial Corporation ........   25,000         2,337,500
                                                        -----------
                                                         18,109,749
Health Care -- 2.05%
---------------------------------------------------------------------
Medtronic Inc. .........................   45,004         3,504,687
Hotels & Restaurants -- 0.95%
---------------------------------------------------------------------
Brinker International Inc. (a) .........   60,000         1,631,250
Life Insurance -- 0.72%
---------------------------------------------------------------------
Reinsurance Group America Inc. .........   35,000         1,233,750
Manufacturing -- 4.43%
---------------------------------------------------------------------
Tyco International Ltd. ................   80,000         7,580,000
Medical Instruments -- 0.90%
---------------------------------------------------------------------
Guidant Corporation ....................   30,000         1,543,125
Medical Services -- 1.47%
---------------------------------------------------------------------
Ims Health Inc. ........................   26,000           812,500
Wellpoint Health Networks
  Inc. (a) .............................   20,000         1,697,500
                                                        -----------
                                                          2,510,000
Oil Services -- 0.98%
---------------------------------------------------------------------
Baker Hughes Inc. ......................   50,000         1,675,000
Retail -- 20.22%
---------------------------------------------------------------------
Abercrombie and Fitch Company
  (Class A) (a) ........................   20,000           960,000
Bed Bath & Beyond Inc. (a) .............   72,600         2,795,100
Costco Companies Inc. (a) ..............   55,000         4,403,437
CVS Corporation ........................   35,000         1,776,250
Dollar Tree Stores Inc. (a) ............   57,450         2,527,800
Family Dollar Stores Inc. ..............   70,000         1,680,000
Kohl's Corporation (a) .................   70,000         5,403,125
Linens 'n Things Inc. (a) ..............   40,000         1,750,000
Office Depot Inc. (a) ..................   64,500         1,423,031

                       THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Safeway Inc. (a) .........................      65,000    $  3,217,500
Staples Inc. (a) .........................      90,037       2,785,520
Tiffany & Company ........................      37,800       3,647,700
Tommy Hilfiger Corporation (a) ...........      30,000       2,205,000
                                                          ------------
                                                            34,574,463
Technology -- 3.52%
-------------------------------------------------------------------------
Linear Technology Corporation ............      25,000       1,681,250
Network Appliance Inc. (a) ...............      30,000       1,676,250
Waters Corporation (a) ...................      50,000       2,656,250
                                                          ------------
                                                             6,013,750
Telecommunications -- 11.89%
-------------------------------------------------------------------------
Alltel Corporation .......................      20,000       1,430,000
Amdocs Ltd. (a) ..........................     100,000       2,275,000
Global TeleSystems Group Inc. (a) ........      30,000       2,430,000
Lucent Technologies Inc. .................      66,000       4,450,875
MCI Worldcom Inc. (a) ....................      70,000       6,024,375
Motorola Inc. ............................         700          66,325
Tellabs Inc. (a) .........................      54,000       3,648,375
                                                          ------------
                                                            20,324,950
Waste Management -- 1.10%
-------------------------------------------------------------------------
Waste Management Inc. ....................      35,000       1,881,250
                                                          ------------
Total Common Stocks
(Identified cost $107,810,113)........................     167,075,754
----------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Commercial Paper -- 2.69%
-------------------------------------------------------------------------
Household Finance Corporation 5.55%
  due 07/01/99 ........................... $4,600,000     $  4,600,000
                                                          ------------
Total Commercial Paper
(Identified cost $4,600,000)............................     4,600,000
-------------------------------------------------------------------------
Total Investments
(Identified cost $112,410,113)..........................  $171,675,754
Other Assets Less Liabilities -- (0.42)% ...............      (716,828)
                                                          ------------

Net Assets -- 100% .....................................  $170,958,926
-------------------------------------------------------------------------

(a) Non-income producing security.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.
18

Enterprise Small Company Growth Fund

William D. Witter, Inc.
New York, New York

Investment Management

William D. Witter, Inc., which has approximately $1 billion in assets under management, became manager of the Fund on September 2, 1998. William D. Witter's normal investment minimum for a separate account is $1 million.

Investment Objective

The objective of the Enterprise Small Company Growth Fund is to seek capital appreciation.

Investment Strategies

The Small Company Growth Fund invests primarily in common stocks of small capitalization companies with above-average growth characteristics that are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if its price-earnings ratio exceeds its growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially over-weighted in the Fund, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

First Half 1999 Performance Review

Concerns about the slowdown in global economic growth, which intensified in the summer of 1998, were still present in the first quarter of 1999. Investors responded, in part, by continuing to concentrate their equity investments into large, well-known, highly liquid issues. In the second quarter, as confidence developed that an economic recovery in Asia was beginning, the willingness to participate in the broader market increased.

The dramatic rise in the prices of Internet stocks in the first part of the year led to a substantial increase in initial public offerings of Internet-related companies. By the second quarter, the demand for this type of investment appeared to be satiated by supply. The extremely high valuation levels of the group were also a factor in encouraging investors to look elsewhere for opportunities.

While a number of observers have pointed out the historically low relative valuations of small companies, in the second quarter an awareness developed of the increase in investment banking activities in this group. By early April, the number of mergers, acquisitions, and leveraged buyouts totaled 207, which compared with an annual average of 162 for this decade, according to Merrill Lynch Small Cap Research. This development is reminiscent of the 1980's when it was more economical for companies to expand by buying another company's stock than by building new facilities and expanding their own organizations.

The Fund benefited from the announcement of two investment banking transactions. Amsted Industries offered to buy Varlen Corp. at $35. Varlen's stock had been selling in the low-to mid-twenties prior to the announcement and its management stated that the offer was inadequate. Additional negotiations are proceeding and Varlen was at $40 1/2 at June 30, 1999. Maxxim Medical's management, frustrated by their equity's price being $16 in spite of good fundamental progress, offered to buy the whole company themselves at $26. The stock finished the six months ended June 30, 1999 at $23 5/16.

Future Investment Strategy

The rise in long-term interest rates during the first six months, particularly those related to the housing industry, may slow down the economy's growth rate. This factor together with the strong currency may keep the inflation rate at around 2 percent or lower. While valuation levels of large capitalization issues, in general, are high, the price/earnings ratios relative to earnings growth rates of the smaller company equities are still low. Witter believes that the sector should do well over the next one to three years.

                      THE ENTERPRISE Group of Funds, Inc.

Accordingly, the Fund will continue to be fully invested and maintain significant emphasis on cyclical growth companies such as those in the semi-conductor equipment industry. It is also likely that more secular growth issues such as those in the computer systems/software, health care, and business services will be added.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
20

ENTERPRISE SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Common Stocks -- 93.34%
------------------------------------------------------------------------
Aerospace -- 2.59%
------------------------------------------------------------------------
AAR Corporation ...........................      16,000    $   363,000
Tristar Aerospace Company (a) .............      63,000        519,750
                                                           -----------
                                                               882,750
Business Services -- 13.14%
------------------------------------------------------------------------
Analytical Surveys Inc. (a) ...............      31,000        771,125
Charles River Associates Inc. (a) .........      25,000        626,563
Labor Ready Inc. (a) ......................      48,500      1,576,250
Maximus Inc. (a) ..........................      29,750        855,312
On Assignment Inc. (a) ....................      25,000        653,125
                                                            -----------
                                                             4,482,375
Computer Hardware -- 3.06%
------------------------------------------------------------------------
Auspex Systems Inc. (a) ...................      96,000      1,044,000
Computer Services -- 5.92%
------------------------------------------------------------------------
Kronos Inc. (a) ...........................      25,800      1,173,900
National Computer Systems Inc. ............      25,000        843,750
                                                           -----------
                                                             2,017,650
Computer Software -- 13.94%
------------------------------------------------------------------------
Legato Systems Inc. (a) ...................      21,500      1,241,625
Mapinfo Corporation (a) ...................      34,600        657,400
Pervasive Software Inc. (a) ...............      80,000      1,990,000
Verity Inc. (a) ...........................      16,000        867,000
                                                           -----------
                                                             4,756,025
Electronics -- 10.82%
------------------------------------------------------------------------
Applied Science & Technology Inc. (a) .....      79,000      1,777,500
Cymer Inc. (a) ............................      50,000      1,250,000
Veeco Instruments Inc. (a) ................      19,500        663,000
                                                           -----------
                                                             3,690,500
Finance -- 1.87%
------------------------------------------------------------------------
Doral Financial Corporation ...............      37,000        638,250
Insurance -- 1.43%
------------------------------------------------------------------------
Everest Reinsurance Holdings Inc. .........      15,000        489,375
Manufacturing -- 6.60%
------------------------------------------------------------------------
Astropower Inc. (a) .......................      43,800        766,500
Mueller Industries Inc. (a) ...............      25,000        848,437
Varlen Corporation ........................      15,750        637,875
                                                           -----------
                                                             2,252,812
Medical Instruments -- 6.22%
------------------------------------------------------------------------
Candela Corporation (a) ...................      72,500      1,033,125
Cytyc Corporation (a) .....................      41,600        811,200
Theragenics Corporation (a) ...............      40,000        277,500
                                                           -----------
                                                             2,121,825

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Medical Services -- 3.31%
------------------------------------------------------------------------
Maxxim Medical Inc. (a) ...................      48,500    $ 1,130,656
Oil Services -- 1.10%
------------------------------------------------------------------------
Atwood Oceanics Inc. (a) ..................      12,000        375,000
Security & Investigation Services -- 2.39%
------------------------------------------------------------------------
Barringer Technologies Inc. (a) ...........     126,100        815,709
Technology -- 4.39%
------------------------------------------------------------------------
Catalytica Inc. (a) .......................      51,250        717,500
Flir Systems Inc. (a) .....................      51,500        778,938
                                                           -----------
                                                             1,496,438
Transportation -- 14.26%
------------------------------------------------------------------------
Alaska Air Group Inc. (a) .................      23,000        960,250
Amtran Inc. (a) ...........................      24,000        591,000
Atlas Air Inc. (a) ........................      32,000      1,032,000
Ryanair Holdings (ADR) (a) ................      18,000        954,000
Sea Containers Ltd. (Class A) .............      39,500      1,325,719
                                                           -----------
                                                             4,862,969
Travel/Entertainment/Leisure -- 2.30%
------------------------------------------------------------------------
Polaris Industries Inc. ...................      18,000        783,000
                                                           -----------
Total Common Stocks
(Identified cost $23,133,286)............................   31,839,334
------------------------------------------------------------------------

Commercial Paper -- 4.09%
------------------------------------------------------------------------
Baxter International Inc. 5.85% due
  07/01/99 ................................ $1,396,000       1,396,000
                                                           -----------
Total Commercial Paper
(Identified cost $1,396,000).............................    1,396,000
------------------------------------------------------------------------

Total Investments
(Identified cost $24,529,286)............................. $33,235,334

Other Assets Less Liabilities -- 2.57% ..................      875,242
                                                           -----------
Net Assets -- 100% ....................................... $34,110,576
------------------------------------------------------------------------

(a) Non-income producing security.
(ADR) American Depository Receipt.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.

Enterprise Small Company Value Fund

Gabelli Asset Management Company
Rye, New York

Investment Management

Gabelli Asset Management Company, which manages approximately $9 billion for institutional clients and whose normal investment minimum is $1 million became manager of the Fund on July 1, 1996.

Investment Objective

The objective of the Enterprise Small Company Value Fund is to seek maximum capital appreciation.

Investment Strategies

The Small Company Value Fund invests primarily in common stocks of small capitalization companies that the Fund Manager believes are undervalued -- that is, the stock's market price does not fully reflect the company's value. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

First Half 1999 Performance Review

The first six months of 1999 was a study in the psychology of small cap investors. While the first quarter tested their patience, the second quarter rewarded it.

The level of merger and acquisition activity that Gabelli saw during 1998 continued unabated into 1999. The Fund's returns were enhanced by the takeover of several holdings: Aeroquip Vickers, Hudson General, Calmat and Grand Casinos, to name just a few. Going forward, Gabelli expects the deal activity to accelerate as companies of all sizes race to acquire the much cheaper and undervalued smaller sized companies.

Cable stocks contributed very nicely to the performance for the first six months of the year. The industry has been involved in round after round of consolidation as companies race to acquire more households, eyeballs and bandwidth. Due to this consolidation the stocks of cable companies which have not yet been taken over have performed well during 1999. Rogers Communications (up 82 percent) and Cablevision (up 39 percent) have been rumored to be the next to go.

The telecommunications industry and more specifically the cellular industry have been extremely hot during 1999. Omnipoint has increased 139 percent in the Fund for the first half of 1999 as it received a cash and stock offer from VoiceStream Wireless. As a result of this, the stocks of several cellular companies have exploded on the upside: Aerial Communications (up 130 percent), Price Communications (up 81 percent) and Telephone & Data Systems (up 63 percent) to name just a few.

Future Investment Strategy

Inflation reared its head in the second quarter of 1999. A jump in the Consumer Price Index ("CPI") in April rattled the bond and equity markets. Inflation all but disappeared again in the May CPI numbers. The bond market stabilized and stocks regained momentum. Despite the dueling data on inflation, the Federal Reserve decided to err on the side of caution by hiking the Federal Funds rate by 0.25 percent on June 30, in what Chairman Alan Greenspan characterized as a "preemptive action" against inflation. This sparked the current debate as to whether this single modest rate hike would be an effective move against inflation or just the first in a series of steps that will eventually weaken the economy and financial markets. Judging from the bond and stock markets' slide in late June, the consensus appears to expect more Fed rate hikes and higher interest rates going forward.

Gabelli is cautiously optimistic on inflation in the near future. The inflationary threat comes partially from rising commodities prices, which are recovering from severely depressed levels following the Asian economic meltdown, and from the prospect of wage inflation in a fully employed America. Thus far, technology-driven productivity gains have offset rising wages.

                      THE ENTERPRISE Group of Funds, Inc.
22

Along with Federal Reserve Chairman Alan Greenspan, Gabelli is not sure how much longer this can continue in an America with help wanted signs in an increasing number of corporate windows. The American consumer continues to be the key to economic growth here and abroad. Full employment, rising wages and a generous stock market have been the drivers for consumer spending. If rising interest rates discourage consumer spending, or Gabelli sees a meaningful correction in the stock market that would dent consumer confidence, the engine that has been driving global economic growth could falter.

Corporate earnings and interest rates may determine the course of the market for the balance of 1999. In general, first quarter earnings met consensus estimates and second quarter earnings may be stronger than anticipated. Interest rates are higher, and do not seem likely to trend much lower for the rest of the year. With the S&P 500's gains already approximating 1999 earnings growth forecasts, Gabelli sees little fundamental justification for the market to move appreciably higher. Mutual fund flows are still favoring stocks, but money is no longer pouring into equity mutual funds at the rates seen in previous years.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                 Number
                                               of Shares
                                              or Principal
                                                 Amount        Value
Common Stocks -- 87.81%
-------------------------------------------------------------------------
Advertising -- 0.91%
-------------------------------------------------------------------------
BOWLIN Outdoor Advertising & Travel
  Center Inc. (a) ..........................  20,000        $   120,000
The Ackerley Group Inc. .................... 100,000          1,818,750
                                                            -----------
                                                              1,938,750
Aerospace -- 5.36%
-------------------------------------------------------------------------
AAR Corporation ............................  20,000            453,750
Ametek Inc. ................................  55,000          1,265,000
Coltec Industries Inc. (a) .................  20,000            433,750
Curtiss-Wright Corporation .................  25,000            971,875
GenCorp Inc. ............................... 120,000          3,030,000
Kaman Corporation (Class A) ................  68,000          1,066,750
Moog Inc. (Class A) (a) ....................  15,000            515,625
Sequa Corporation (Class A) ................  20,000          1,400,000
Sequa Corporation (Class B) ................   9,000            643,500
SPS Technologies Inc. (a) ..................  45,000          1,687,500
                                                            -----------
                                                             11,467,750
Apparel & Textiles -- 0.09%
-------------------------------------------------------------------------
Carlyle Industries Inc. (a) ................ 150,000            192,188
Automotive -- 6.83%
-------------------------------------------------------------------------
A. O. Smith Corporation ....................  15,000            420,000
A. O. Smith Corporation (Class A) ..........   5,000            135,625
Borg-Warner Automotive Inc. ................  22,000          1,210,000
Clarcor Inc. ...............................  55,000          1,055,313
Earl Scheib Inc. (a) .......................  85,000            403,750
Lund International Holdings Inc. (a) .......  24,000            150,000
Midas Inc. .................................  17,000            482,375
Modine Manufacturing Company ...............  85,000          2,767,812
Navistar International Corporation (a) .....  22,000          1,100,000
Standard Motor Products Inc. ............... 120,000          2,940,000
Superior Industries International Inc. .....  78,000          2,130,375
Wynns International Inc. ...................  98,326          1,812,886
                                                            -----------
                                                             14,608,136
Broadcasting -- 6.34%
-------------------------------------------------------------------------
BHC Communications Inc.
  (Class A) (a) ............................   3,500            455,000
Chris-Craft Industries Inc. (a) ............  70,968          3,344,367
Fisher Companies Inc. ......................  23,500          1,480,500
Gray Communications Systems Inc. ...........  31,250            625,000
Gray Communications Systems Inc.
  (Class B) ................................  35,000            494,375
Paxson Communications
  Corporation (a) ..........................  95,000          1,187,500
United Television Inc. .....................  25,500          2,674,312
USA Networks Inc. (a) ......................  82,000          3,290,250
                                                            -----------
                                                             13,551,304

                                                 Number
                                               of Shares
                                              or Principal
                                                 Amount        Value
Building & Construction -- 0.22%
-------------------------------------------------------------------------
Core Materials Corporation ................. 150,000        $   468,750
Business Services -- 0.42%
-------------------------------------------------------------------------
Nashua Corporation (a) .....................  90,000            888,750
Cable -- 5.16%
-------------------------------------------------------------------------
AFC Cable Systems Inc. (a) .................  25,000            882,812
Cablevision Systems Corporation
  (Class A) (a) ............................  79,000          5,530,000
Century Communications Corporation
  (Class A) (a) ............................  18,000            828,000
Mercom Inc. (a) ............................ 135,000          1,603,125
Rogers Communications Inc.
  (Class B) (a) ............................ 130,000          2,104,375
TCI Satellite Entertainment Inc.
  (Class A) (a) ............................  25,000             73,438
                                                            -----------
                                                             11,021,750
Chemicals -- 1.37%
-------------------------------------------------------------------------
Church & Dwight Company Inc. ...............  10,000            435,000
Ferro Corp. ................................  44,300          1,218,250
Sybron Chemicals Inc. (a) ..................  72,000          1,278,000
                                                            -----------
                                                              2,931,250
Communications -- 0.15%
-------------------------------------------------------------------------
Western Wireless Corporation ...............  12,000            324,000
Computer Hardware -- 0.00%
-------------------------------------------------------------------------
Cerion Technologies Inc. (a) (d) ........... 120,000                 --
Computer Services -- 0.06%
-------------------------------------------------------------------------
Tyler Technologies Inc. ....................  20,000            137,500
Computer Software -- 0.12%
-------------------------------------------------------------------------
Barra Inc. .................................  10,000            252,500
Consumer Durables -- 0.67%
-------------------------------------------------------------------------
Hussmann International Inc. ................  80,000          1,325,000
Noel Group (a) .............................  15,000              9,375
Noel Group Units (a) .......................  15,000              8,625
Oneida Ltd. ................................   3,500             98,438
                                                            -----------
                                                              1,441,438
Consumer Products -- 0.17%
-------------------------------------------------------------------------
ARC International Corporation (a) ..........  26,000             34,125
Mikasa Inc. ................................  28,000            316,750
Milestone Scientific Inc. (a) ..............   3,000              3,188
                                                            -----------
                                                                354,063
Consumer Services -- 0.83%
-------------------------------------------------------------------------
Berlitz International Inc. (a) .............  35,000            643,125
ITT Educational Services Inc. (a) ..........  40,000          1,042,500
Loewen Group Inc. (ADR) .................... 175,000             98,438
                                                            -----------
                                                              1,784,063

                      THE ENTERPRISE Group of Funds, Inc.
24
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                 Number
                                               of Shares
                                              or Principal
                                                 Amount        Value
Electrical Equipment -- 1.67%
-------------------------------------------------------------------------
Ampco-Pittsburgh Corporation ...............  57,000        $   730,312
Donaldson Inc. .............................  13,000            318,500
Oak Technology Inc. (a) .................... 180,000            652,500
Selas Corporation of America ...............  15,000            103,125
SL Industries Inc. .........................   5,000             63,750
Thomas Industries Inc. .....................  40,000            820,000
UCAR International Inc. (a) ................  35,000            883,750
                                                            -----------
                                                              3,571,937
Electronics -- 0.51%
-------------------------------------------------------------------------
CTS Corporation ............................  15,000          1,050,000
Power-One Inc. (a) .........................   2,000             49,250
                                                            -----------
                                                              1,099,250
Energy -- 0.43%
-------------------------------------------------------------------------
International Comfort Products
  Corporation ..............................  80,000            910,000
Entertainment & Leisure -- 4.11%
-------------------------------------------------------------------------
Ascent Entertainment Group Inc. (a) ........  60,000            847,500
Bull Run Corporation (a) ................... 100,000            418,750
Florida Panthers Holdings Inc. (a) .........  50,000            534,375
Gaylord Entertainment Company .............. 125,000          3,750,000
GC Companies Inc. (a) ......................  74,000          2,645,500
Jackpot Enterprises Inc. (a) ...............  70,000            595,000
                                                            -----------
                                                              8,791,125
Finance -- 0.68%
-------------------------------------------------------------------------
Advest Group Inc. ..........................  25,000            498,438
Pioneer Group Inc. .........................  55,000            948,750
                                                            -----------
                                                              1,447,188
Food & Beverages & Tobacco -- 4.24%
-------------------------------------------------------------------------
Brunos Inc. (a) ............................  27,500              6,875
Buenos Aires Embotelladora
  (ADR) (a) (d) ............................  22,794                 --
Celestial Seasonings Inc. (a) .............. 100,000          2,150,000
Chock Full o' Nuts Corporation (a) ......... 100,000          1,043,750
General Cigar Holdings Inc.
  (Class A) (a) ............................ 235,000          1,835,937
General Cigar Holdings Inc.
  (Class B) (a) ............................   8,000             59,504
Ingles Markets Inc. (Class A) ..............  70,000          1,067,500
J & J Snack Foods Corporation (a) ..........   5,000            120,000
Pepsi Cola Puerto Rico Bottling
  Company (a) .............................. 110,000            605,000
Ralcorp Holdings Inc. (a) ..................  25,000            401,562
Robert Mondavi Corporation
  (Class A) (a) ............................   8,500            309,188
Vermont Pure Holdings Ltd. .................   5,000             17,813
Whitman Corporation ........................  80,000          1,440,000
                                                            -----------
                                                              9,057,129
Hotels & Restaurants -- 1.65%
-------------------------------------------------------------------------
Aztar Corporation (a) ...................... 200,000          1,837,500
Extended Stay America Inc. (a) .............  35,000            420,000

                                                 Number
                                               of Shares
                                              or Principal
                                                 Amount        Value
Lakes Gaming Inc. (a) ......................  21,000        $   229,687
Park Place Entertainment
  Corporation (a) ..........................  60,000            581,250
Trump Hotels & Casino Resorts
  Inc. (a) ................................. 100,000            456,250
                                                            -----------
                                                              3,524,687
Insurance -- 3.63%
-------------------------------------------------------------------------
Argonaut Group Inc. ........................  84,000          2,016,000
Liberty Corporation ........................  96,000          5,232,000
Midland Company ............................  20,000            507,500
                                                            -----------
                                                              7,755,500
Machinery -- 5.92%
-------------------------------------------------------------------------
Baldwin Technology Company Inc.
  (Class A) (a) ............................ 105,000            308,438
Commercial Intertech Corporation ...........  45,000            717,187
Fairchild Corporation (Class A) (a) ........ 115,000          1,466,250
Flowserve Corporation ......................  95,000          1,799,062
Hach Company ...............................  32,000            580,000
Hach Company (Class A) .....................  41,000            722,625
Idex Corporation ...........................  48,000          1,578,000
Katy Industries Inc. .......................  62,500            812,500
Kollmorgen Corporation .....................  55,000            825,000
Nortek Inc. (a) ............................  51,600          1,615,725
Paxar Corporation (a) ......................  95,000            855,000
Standex International Corporation ..........  12,000            328,500
Tennant Company ............................   3,000             96,000
Watts Industries Inc. (Class A) ............  50,000            959,375
                                                            -----------
                                                             12,663,662
Manufacturing -- 5.21%
-------------------------------------------------------------------------
Aviall Inc. ................................  15,000            282,187
Avondale Industries Inc. ...................  25,000            975,000
Barnes Group Inc. ..........................  57,000          1,239,750
Belden Inc. ................................  40,000            957,500
Bway Corporation (a) .......................   8,000            114,000
Cuno Inc. (a) ..............................  30,000            573,750
Dexter Corporation .........................  10,000            408,125
Fedders Corporation (Class A) ..............  65,000            398,125
Graco Inc. .................................  22,000            646,250
Industrial Distribution Group Inc. (a) .....  50,000            253,125
Mark IV Industries Inc. ....................  35,000            739,375
Material Sciences Corporation (a) ..........  70,500          1,057,500
Myers Industries Inc. ......................  37,000            740,000
Oil Dri Corporation of America .............  35,000            560,000
Park Ohio Holdings Corporation (a) .........  72,000          1,219,500
Rawlings Sporting Goods Company
  Inc. (a) .................................  30,000            296,250
Strattec Security Corporation (a) ..........  20,000            675,000
                                                            -----------
                                                             11,135,437
Metals & Mining -- 0.38%
-------------------------------------------------------------------------
TVX Gold Inc. (a) .......................... 350,000            350,000
WHX Corporation (a) ........................  70,000            459,375
                                                            -----------
                                                                809,375

                      THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount         Value
Misc. Financial Services -- 1.31%
-------------------------------------------------------------------------
Data Broadcasting Corporation (a) .........  25,000        $    264,063
Paymentech Inc. (a) ....................... 100,000           2,537,500
                                                           ------------
                                                              2,801,563
Neutraceuticals -- 0.19%
-------------------------------------------------------------------------
Natures Sunshine Products Inc. ............   8,000              84,000
Weider Nutrition International Inc. .......  78,000             321,750
                                                           ------------
                                                                405,750
Oil Services -- 0.06%
-------------------------------------------------------------------------
Fall River Gas Company ....................   7,300             138,700
Paper & Forest Products -- 1.40%
-------------------------------------------------------------------------
Unisource Worldwide Inc. .................. 250,000           3,000,000
Paper Products -- 0.31%
-------------------------------------------------------------------------
Greif Brothers Corporation (Class A) ......  26,000             663,000
Pharmaceuticals -- 2.70%
-------------------------------------------------------------------------
Agribrands International Inc. (a) .........   8,000             316,500
Carter Wallace Inc. ....................... 150,000           2,728,125
Ivax Corporation (a) ...................... 160,000           2,260,000
Natural Alternatives International Inc. ...   5,000              17,187
Twinlab Corporation (a) ...................  52,000             446,875
                                                           ------------
                                                              5,768,687
Printing & Publishing -- 6.02%
-------------------------------------------------------------------------
A.H. Belo Corporation (Class A) ...........  30,000             590,625
Lee Enterprises Inc. ......................  52,000           1,586,000
McClatchy Company (Class A) ...............  50,000           1,656,250
Media General Inc. (Class A) ..............  80,000           4,080,000
Penton Media Inc. .........................  85,000           2,061,250
Pulitzer Inc. .............................  30,000           1,456,875
Thomas Nelson Inc. ........................  90,000           1,001,250
Topps Company Inc. (a) ....................  60,000             436,875
                                                           ------------
                                                             12,869,125
Real Estate -- 1.25%
-------------------------------------------------------------------------
Catellus Development Corporation (a) ...... 130,000           2,015,000
Griffin Land & Nurseries Inc. (a) .........  39,000             438,750
Gyrodyne Company of America Inc. (a).......  13,000             221,000
                                                           ------------
                                                              2,674,750
Retail -- 1.64%
-------------------------------------------------------------------------
CDnow Inc. (a) ............................   3,000              52,875
Coldwater Creek Inc. (a) ..................  31,000             604,500
Lillian Vernon Corporation ................ 125,000           1,625,000
Neiman Marcus Group Inc. (a) ..............  35,000             899,063
Sports Authority Inc. (a) .................  60,000             266,250
ValueVision International Inc.
  (Class A) (a) ...........................   3,000              59,625
                                                           ------------
                                                              3,507,313

                                                Number
                                              of Shares
                                             or Principal
                                                Amount         Value
Security & Investigation Services -- 2.82%
-------------------------------------------------------------------------
Borg-Warner Security Corporation (a) ......  55,000        $  1,117,187
Pittway Corporation (Class A) .............  18,000             615,375
Rollins Inc. .............................. 260,000           4,143,750
Wackenhut Corporation (Class A) ...........   5,000             148,750
                                                           ------------
                                                              6,025,062
Telecommunications -- 8.23%
-------------------------------------------------------------------------
Aerial Communications Inc. (a) ............ 155,000           2,092,500
Aliant Communications Inc. ................  20,000             923,750
Associated Group Inc. (Class A) (a) .......  25,000           1,628,125
Atlantic Tele-Network Inc. ................  12,000             126,000
Commnet Cellular Inc. .....................   5,000             131,250
Commonwealth Telephone Enterprises
  Inc. ....................................  30,410           1,229,704
Communications Systems Inc. ...............  65,000             804,375
COMSAT Corporation ........................  50,000           1,625,000
GST Telecommunications Inc. (a) ...........  75,000             989,063
Omnipoint Corporation (a) .................  47,000           1,360,062
Rogers Cantel Mobile Communications
  Inc. (Class B) (a) ......................  42,000             690,375
Telephone and Data Systems Inc. ...........  70,000           5,114,375
Teligent Inc. (Class A) (a) ...............   8,500             508,406
Viatel Inc. ...............................   6,500             364,813
                                                           ------------
                                                             17,587,798
Transportation -- 0.85%
-------------------------------------------------------------------------
GATX Corporation ..........................  40,000           1,522,500
TransPro Inc. .............................  55,000             288,750
                                                           ------------
                                                              1,811,250
Travel/Entertainment/Leisure -- 0.63%
-------------------------------------------------------------------------
Hearst Argyle Television Inc. .............  10,000             240,000
TV Guide Inc. (Class A) (a) ...............  30,000           1,098,750
                                                           ------------
                                                              1,338,750
Utilities -- 2.39%
-------------------------------------------------------------------------
AGL Resources Inc. ........................  40,000             737,500
Citizens Utilities Company (Class B) (a)... 150,000           1,668,750
Eastern Enterprises .......................  50,000           1,987,500
Florida Public Utilities Company ..........   7,200             135,900
Southwest Gas Corporation .................  20,000             572,500
                                                           ------------
                                                              5,102,150
Waste Management -- 0.07%
-------------------------------------------------------------------------
Envirosource Inc. (a) .....................  68,000             144,500
Wireless Communications -- 0.81%
-------------------------------------------------------------------------
Allen Telecom Inc. (a) ....................  20,000             215,000
Leap Wireless International Inc. (a) ......   4,000              81,000
Price Communications Corporation (a).......  73,240           1,098,600
VoiceStream Wireless Corporation (a) ......  12,000             341,250
                                                           ------------
                                                              1,735,850
Total Common Stocks
(Identified cost $169,804,597)..............................187,701,730
-------------------------------------------------------------------------

                      THE ENTERPRISE Group of Funds, Inc.
26
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount          Value
U.S. Treasury Bills -- 10.17%
--------------------------------------------------------------------------
U.S. Treasury Bill
  4.31% due 07/22/99 .................... $1,527,000       $  1,523,161
U.S. Treasury Bill
  4.335% due 07/22/99 ...................  2,706,000          2,699,157
U.S. Treasury Bill
  4.44% due 07/15/99 ....................  1,276,000          1,273,797
U.S. Treasury Bill
  4.51% due 09/16/99 ....................  1,364,000          1,350,842
U.S. Treasury Bill
  4.525% due 08/12/99 ...................  1,645,000          1,636,316
U.S. Treasury Bill
  4.54% due 09/02/99 ....................  4,850,000          4,811,467
U.S. Treasury Bill
  4.545% due 09/16/99 ...................  2,688,000          2,661,869
U.S. Treasury Bill
  4.67% due 10/07/99 ....................  2,282,000          2,252,990
U.S. Treasury Bill
  4.68% due 09/30/99 ....................  3,579,000          3,536,660
                                                           ------------
Total U.S. Treasury Bills
(Identified cost $21,746,259)..........................      21,746,259
-----------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount          Value
Repurchase Agreement -- 2.34%
--------------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Note
  $5,005,000, 7.50% due 10/31/99,
  Value $5,168,002....................... $5,000,000       $  5,000,000
                                                           ------------
Total Repurchase Agreement
(Identified cost $5,000,000)..............................    5,000,000
--------------------------------------------------------------------------

Total Investments
(Identified cost $196,550,856)............................ $214,447,989

Other Assets Less Liabilities -- (0.32)%
                                                               (685,603)
                                                           ------------
Net Assets -- 100% ....................................... $214,447,989
--------------------------------------------------------------------------

(a) Non-income producing security.
(d) Security is being fair valued at 6/30/99.
(ADR) American Depository Receipt.

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

Enterprise International Growth Fund

Vontobel USA Inc.
New York, NY

Investment Management

Vontobel USA became portfolio manager on April 1, 1999. The firm manages approximately $2 billion and its normal investment minimum is $10 million.

Investment Objective

The objective of the Enterprise International Growth Fund is to seek capital appreciation.

Investment Strategies

The International Growth Fund invests primarily in non-U.S. equity securities that the Fund Manager believes are undervalued. The Fund Manager uses an approach that involves bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. The Fund Manager diversifies investments among European, Australian and Far East ("EAFE") markets.

First Half 1999 Performance Review

Vontobel assumed management of the Fund on April 1, 1999. As of June 30, 1999, the Fund has been completely restructured to reflect Vontobel's investment philosophy. Hedge positions against the Euro and the Swiss Franc have been opened to protect European investment returns in U.S. Dollar terms.

A large number of positions were closed, and the total number of holdings were reduced from over 200 to well under 100. This reflects the Vontobel policy of bottom-up security selection that focuses on companies with attractive fundamentals, offering high return on equity, consistent historical earnings growth, low debt and high free cash flow. Additionally, the country allocation shifted. All Canadian positions were closed, holdings in the European sector were increased, and Pacific Rim holdings were reduced. Currently, there is a very slight overweight versus the EAFE in Europe, a market-neutral posture in Japan, and a modest underweight in the Pacific Rim.

The massive sell-off of securities necessary to align the portfolio with Vontobel's current investment strategy had a negative impact on performance early in the second quarter. Losses were sustained while unloading many securities that did not meet Vontobel's investment criterion, largely due to company fundamentals. As the quarter progressed, and the fund management team was able to reap the rewards of holding positions that conform to current investment outlook and philosophy, performance picked up in the later weeks of the quarter.

Future Investment Strategy

Given the real interest rate climate in Europe, it is reasonable to believe that the equity markets are currently undervalued. Vontobel thinks that as the earnings currently coming through are higher than projected expectations, revaluations will occur.

Major market sectors in Europe, such as finance, health care and telecommunications may benefit from the current economic environment, with rising rates, and a Euro-Dollar exchange rate that is continuing to be favorable for Euroland exports. Vontobel's belief is that the Euro will test parity in the coming months. Many restructurings and significant merger and acquisition activity adds to what Vontobel believes is a positive climate for businesses in the new Europe, spurring a continued overweighting in the European sector.

Japanese and the other Asian markets have been driven by liquidity for the first six months of 1999, and Vontobel questions the sustainability of the current rebound. Some restructuring has begun in Japan, but for the near-term Vontobel projects a neutral exposure as Vontobel still believes they provide attractive investment opportunities. The majority of the Fund's Japanese holdings have average earnings expectations of about 35 percent, and most are businesses with large overseas markets.

As with all international funds, the Enterprise International Growth Fund carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
28

ENTERPRISE INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Common Stocks -- 94.27%
------------------------------------------------------------------------
Belgium -- 0.66%
------------------------------------------------------------------------
Barco .....................................   3,100        $   498,839
Denmark -- 0.50%
------------------------------------------------------------------------
Bang & Olufsen Holdings (Class B) .........   6,000            380,214
Finland -- 1.82%
------------------------------------------------------------------------
Nokia Corporation (ADR) (Class A) .........   9,200            842,375
Sampo Insurance Company Ltd.
  (Class A) ...............................  18,300            530,094
                                                           -----------
                                                             1,372,469
France -- 11.94%
------------------------------------------------------------------------
Altran Technologies .......................   2,400            633,354
Axa .......................................   9,200          1,121,936
CGIP ......................................  16,900            817,062
Dassault Systemes .........................  19,200            634,344
L'Oreal ...................................   1,200            810,867
Louis Vuitton Moet Hennessy ...............   3,200            936,507
Louis Vuitton Moet Hennessy (Rts) .........   3,200             93,519
Scor ......................................  20,600          1,021,428
Societe Generale (Class A) ................   5,000            880,862
Total Fina (Class B) ......................   9,300          1,199,322
Vivendi ...................................  10,800            874,512
                                                           -----------
                                                             9,023,713
Germany -- 3.53%
------------------------------------------------------------------------
Allianz ...................................   2,200            610,057
BMW .......................................   1,000            687,577
Mannesmann ................................   9,200          1,372,309
                                                           -----------
                                                             2,669,943
Hong Kong -- 2.43%
------------------------------------------------------------------------
Dah Sing Financial Group .................. 124,000            472,276
SmarTone Telecommunications
  Holdings Ltd. ........................... 153,000            544,274
Sun Hung Kai Properties Ltd. ..............  90,000            820,702
                                                           -----------
                                                             1,837,252
Ireland -- 2.40%
------------------------------------------------------------------------
Allied Irish Banks ........................  57,800            765,301
CRH .......................................  21,400            379,088
Elan Corporation (ADR) (a) ................  24,000            666,000
                                                           -----------
                                                             1,810,389
Italy -- 0.79%
------------------------------------------------------------------------
Telecom Italia ............................  57,200            594,364
Japan -- 20.59%
------------------------------------------------------------------------
Bridgestone Corporation ...................  35,000          1,058,940
Fuji Photo Film ...........................  21,000            795,073
Honda Motor Company Ltd. ..................  18,000            763,330
Hoya Corporation ..........................  16,000            903,365
Mikuni Coca-Cola Bottling
  Company Ltd. ............................  15,000            305,034

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Murata Manufacturing Company Ltd. .........  14,000        $   921,220
Nintendo Company Ltd. .....................   9,000          1,265,520
NTT Data Corporation ......................     104            827,048
NTT Mobile Communication
  Network Inc. ............................      27            366,041
NTT Mobile Communication
  Network Inc. (a) ........................     108          1,446,309
Rohm Company Ltd. .........................  12,000          1,879,805
Sony Corporation ..........................  11,000          1,186,658
Takeda Chemical Industries ................  38,000          1,762,255
Tokyo Broadcasting System Inc. ............  27,000            390,593
Tokyo Electron Ltd. .......................  17,000          1,153,757
Yasuda Fire & Marine Insurance
  Company Ltd. ............................ 101,000            535,182
                                                           -----------
                                                            15,560,130
Malaysia -- 0.04%
------------------------------------------------------------------------
Malayan Banking Berhad ....................   7,000             21,000
Nestle (Malaysia) Berhad ..................   4,000             15,789
                                                           -----------
                                                                36,789
Netherlands -- 9.52%
------------------------------------------------------------------------
Aegon .....................................  11,500            851,000
Aegon (ADR) ...............................  15,200          1,102,309
ASM Lithography Holdings (a) ..............  18,800          1,087,217
Getronics .................................  13,700            526,775
Heineken ..................................  16,200            829,144
Hunter Douglas ............................  16,219            556,755
Kempen & Company ..........................  11,000            549,958
Philips Electronics .......................   9,292            916,199
Unilever ..................................     714             48,099
Vendex KBB ................................  27,400            731,553
                                                           -----------
                                                             7,199,009
Singapore -- 2.47%
------------------------------------------------------------------------
Jardine Strategic Holdings Ltd. ........... 284,000            738,400
Singapore Press Holdings Ltd. .............  66,388          1,131,170
                                                           -----------
                                                             1,869,570
Spain -- 0.88%
------------------------------------------------------------------------
Banco Popular Espanol .....................   9,200            661,497
Sweden -- 6.59%
------------------------------------------------------------------------
ABB (Class B) .............................  68,600            909,118
Assa Abloy (Class B) ...................... 125,600          1,361,197
Assa Abloy (Rts) (Class B) ................ 125,600             26,632
AstraZeneca Group .........................  27,882          1,087,165
Hennes & Mauritz (Series B) ...............  50,600          1,251,737
OM Gruppen ................................  30,200            341,524
                                                           -----------
                                                             4,977,373
Switzerland -- 9.47%
------------------------------------------------------------------------
Credit Suisse Group .......................   9,600          1,660,601
Nestle ....................................     600          1,080,702
Pharma Vision 2000 (a) ....................     500            315,092
Roche Holdings ............................      34            559,707
Roche Holdings Genusschein ................     186          1,911,311

                       THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Schweizerische Rueckversicherungs-
  Gesellschaft ............................       500      $   951,707
Swisscom (a) ..............................     1,800          677,127
                                                           -----------
                                                             7,156,247
United Kingdom -- 20.64%
------------------------------------------------------------------------
BP Amoco (ADR) ............................     7,300          792,050
Capita Group ..............................    50,300          520,509
CGU .......................................    39,900          574,522
Compass Group .............................   134,500        1,334,576
Diageo ....................................    37,000          388,711
Dixons Group ..............................    59,500        1,116,064
Hays ......................................    68,600          723,395
HSBC Holdings .............................    35,700        1,264,998
Invensys ..................................   122,900          581,164
Lloyds TSB Group ..........................    59,200          803,900
Misys .....................................    91,100          779,728
Next ......................................    43,500          527,965
Provident Financial .......................    38,400          527,804
Rentokil Initial ..........................   283,100        1,097,742
Schroders .................................    28,200          568,963
Securicor .................................    81,900          720,995
Smithkline Beecham ........................    45,800          595,586
Tomkins ...................................   144,000          624,195
Vodafone AirTouch .........................    57,800        1,137,019
WPP Group .................................   109,000          922,798
                                                           -----------
                                                            15,602,684
Total Common Stocks
(Identified cost $68,595,030)..........................     71,250,482
---------------------------------------------------------  -----------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount        Value
Preferred Stock -- 1.85%
------------------------------------------------------------------------
Germany -- 1.85%
------------------------------------------------------------------------
Sap .......................................     3,500      $ 1,398,091
                                                           -----------
Total Preferred Stock
(Identified cost $1,108,242).............................    1,398,091
--------------------------------------------------------- --------------
Convertible Corporate Bond -- 0.53%
------------------------------------------------------------------------
United States -- 0.53%
------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.
  (Series H) 5.12% due 01/21/00 (v) ....... $400,000           398,000
                                                           -----------
Total Convertible Corporate Bond
(Identified cost $400,000)..............................       398,000
------------------------------------------------------------------------

Total Investments
(Identified cost $70,103,272)...........................   $73,046,573

Other Assets Less Liabilities -- 3.35% ....................  2,533,716
                                                           -----------
Net Assets -- 100% ........................................$75,580,289
------------------------------------------------------------------------

(a) Non-income producing security.
(v) Variable interest rate security. Interest rate is as of June 30, 1999, and is adjusted monthly.
(Rts) Rights
(ADR) American Depository Receipt.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.
30

Enterprise Global Financial Services Fund

Sanford C. Bernstein & Co., Inc.
New York, New York

Investment Management

Sanford C. Bernstein & Co., Inc., which has approximately $90 billion in assets under management, became manager of the Fund on October 1, 1998, the Fund's inception date. Sanford C. Bernstein's normal investment minimum is $5 million.

Investment Objective

The objective of the Enterprise Global Financial Services Fund is to seek capital appreciation.

Investment Strategies

The Global Financial Services Fund invests primarily in the domestic and foreign financial services industry by normally investing in companies domiciled in the U.S. and in at least three other countries. The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50 percent of its revenues or earnings from financial services activities, or (ii) devoted at least 50 percent of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms; leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerage; and various firms in all segments of the insurance industry such as multi-line property and casualty, life insurance companies and insurance holding companies. The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns. Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level.

First Half 1999 Performance Review

The Fund's investments are primarily in attractively priced banks with dominant franchises in growing markets, strong management and diversified product lines. One such investment was Republic New York Corporation, a U.S.-based company with a strong private-banking franchise and conservative balance sheet. Attractively valued when the Fund purchased it, Republic was restructuring its operations to reduce costs and improve profitability. In May, HSBC Holdings, one of the world's largest banks, which is listed both in the U.K. and Hong Kong, agreed to buy Republic at almost an 11 percent premium to its average price prior to the deal's announcement. The offer reflects Republic's attractive franchise and improving profitability. Bernstein sold the Fund's position to capture the value unlocked by this deal.

The already rapid pace of merger and acquisition activity in the U.S. may get another boost soon: The House of Representatives passed a bill that would eliminate many of the Glass-Steagall Act's barriers separating banks, brokerage firms and insurers. Although the House bill must be reconciled with a Senate version and signed by the president before becoming law, several of the Fund's holdings traded up on the news. Among them were American General and Lincoln National, life insurance companies that seem ripe for consolidation. Both companies have strong market positions in a broad array of products and distribution relationships, traits seen as attractive to a bank seeking to enter the life insurance market.

In Europe, the battle between French banks Societe Generale and Paribas, which want to merge, and BNP, which has made a hostile bid for both, continues after a French government attempt to broker a solution failed. In Italy, the offer by Unicredito, the nation's third largest bank, to buy Banca Commerciale, the fourth largest bank and one of the Fund's holdings, was withdrawn after being rejected by Banca Commerciale's board. However, a subsequent offer by Banca Intesa, Italy's second largest bank, has been approved. Both deals, if completed, would create massive institutions that would dominate their local markets and be formidable competitors in the unified European market -- or on the global stage.

European banking is also being transformed by privatization. Because participation in the Euro, Europe's new common currency, requires fiscal prudence, European governments can no longer afford to subsidize government-owned institutions. As a result, the French government recently privatized Credit Lyonnais, a banking giant it bailed out a few years ago. The IPO follows last year's privatization of CNP, the largest life insurer in France. Monte Paschi di Siena, Italy's oldest bank,

                      THE ENTERPRISE Group of Funds, Inc.

also recently made its stock market debut in June. While the Fund did not purchase either of these stocks, Berstein expects privatization to lead to a greater focus on profitability, forcing inefficient firms to restructure or merge. It will also create a level playing field for all competitors.

Greater reliance on the Internet is also likely to accelerate the pace of change in the global financial services industry, by changing the nature of products and delivery of services. Online brokerage probably represents the most mature and profitable segment of e-finance, but a number of banks have also developed Internet strategies targeted at retaining existing customers, attracting new customers and offering new products. Bank One, one of the Fund's U.S. holdings, launched an Internet-only bank subsidiary aimed at attracting customers who want to conduct all of their banking business online. The new venture will allow Bank One to compete more effectively with other Internet-based financial providers, with a significant advantage: Its customers will be able to access Bank One's other delivery channels -- most importantly, its nationwide network of ATMs -- for making deposits and withdrawing cash. We think this initiative increases the appeal of what was already a rapidly growing, well run and attractively valued bank.

In Germany, where Internet finance is still something of a novelty, Commerzbank, one of the Fund's holdings, set up an online brokerage unit called Comdirect two years ago. It has already beat targets: Comdirect has over 100,000 on-line brokerage clients and posted a profit of 2.3 million Euros in 1998, a year earlier than forecast. Commerzbank is now contemplating listing Comdirect shares, which could have a positive impact on the parent's stock price. The only listed on-line broker in Germany, ConSors Discount Broker, has no more Internet clients than Comdirect, yet since its initial public offering in May, its stock price has soared. The high-flying stock now has market capitalization of about 4 billion Euros. If Comdirect achieved a similar market capitalization, it may lift Commerzbank's share price 25 percent.

Future Investment Strategy

Opportunities abound in the financial services markets, which are being swept by far-reaching change. Mergers and acquisitions, restructuring activity and an increased focus on technology are transforming the industry. Berstein is focusing their research efforts on identifying those financial institutions most likely to be successful in adapting to this new environment, but invests only in those stocks whose prices are low relative to their long-term earnings potential. The Global Financial Services Fund employs Bernstein's research-driven approach to identifying value. Bernstein selects companies whose share prices are low relative to their forecast of their long-term earnings power. In any one-time period, value investing may not produce returns superior to the broader equity markets. However, history has shown that over time, value stocks tend to outperform their local markets as other investors recognize their potential.

As with all international funds, the Enterprise Global Financial Services Fund carries additional risks associated with possibly less stable foreign securities, currencies, lack of uniform accounting standards and political instability.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.
32

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                              Number
                                            of Shares
                                           or Principal
                                              Amount        Value
Domestic Stocks -- 72.52%
----------------------------------------------------------------------
Banking -- 31.69%
----------------------------------------------------------------------
Bank of America Corporation .............   11,000       $   806,437
Bank One Corporation ....................   12,100           720,706
BankBoston Corporation ..................    4,400           224,950
Chase Manhattan Corporation .............    1,200           103,950
Eighteenth Bank Ltd. ....................   34,000           144,746
First Union Corporation .................   12,100           568,700
Fleet Financial Group Inc. ..............   10,200           452,625
J.P. Morgan & Company Inc. ..............    1,150           161,575
KeyCorp .................................   10,000           321,250
National City Corporation ...............    6,400           419,200
PNC Bank Corporation ....................    4,100           236,263
Wells Fargo & Company ...................    8,850           378,338
                                                         -----------
                                                           4,538,740
Finance -- 0.66%
----------------------------------------------------------------------
Household International Inc. ............    2,000            94,750
Insurance -- 2.61%
----------------------------------------------------------------------
Royal & Sun Alliance Insurance
  Group .................................   36,590           327,883
Jefferson-Pilot Corporation .............      700            46,331
                                                         -----------
                                                             374,214
Life Insurance -- 5.73%
----------------------------------------------------------------------
American General Corporation ............    4,100           309,037
Torchmark Corporation ...................    7,100           242,288
UnumProvident Corporation (a) ...........    4,900           268,275
                                                         -----------
                                                             819,600
Misc. Financial Services -- 10.31%
----------------------------------------------------------------------
Ambac Financial Group Inc. ..............    4,000           228,500
American Express Company ................    1,600           208,200
Citigroup Inc. ..........................   14,075           668,562
Countrywide Credit Industries Inc. ......      500            21,375
MBIA Inc. ...............................    5,400           349,650
                                                         -----------
                                                           1,476,287
Multi-Line Insurance -- 9.52%
----------------------------------------------------------------------
American International Group Inc. .......    6,200           725,788
Hartford Financial Services Group Inc....    1,600            93,300
Lincoln National Corporation ............    4,000           209,250
SAFECO Corporation ......................    7,600           335,350
                                                         -----------
                                                           1,363,688
Property-Casualty Insurance -- 5.33%
----------------------------------------------------------------------
Allstate Corporation ....................    6,600           236,775
Chubb Corporation .......................    5,700           396,150
St. Paul Companies Inc. .................    4,100           130,431
                                                         -----------
                                                             763,356

                                              Number
                                            of Shares
                                           or Principal
                                              Amount        Value
Savings and Loan -- 6.67%
----------------------------------------------------------------------
Federal National Mortgage Association....    7,800       $   533,325
Golden West Financial Corporation .......    2,500           245,000
Washington Mutual Inc. ..................    5,000           176,875
                                                         -----------
                                                             955,200
                                                         -----------
Total Domestic Stocks
(Identified cost $9,014,036)...........................   10,385,835
----------------------------------------------------------------------

Foreign Stocks -- 25.70%
----------------------------------------------------------------------
Banking -- 8.50%
----------------------------------------------------------------------
Austria -- 0.11%
----------------------------------------------------------------------
Bank Austria ............................      300            15,772
Canada -- 0.76%
----------------------------------------------------------------------
Bank of Nova Scotia Halifax .............    2,600            56,502
National Bank of Canada .................    4,000            52,428
France -- 0.59%
----------------------------------------------------------------------
Banque Nationale de Paris ...............      550            45,811
Compagnie Financiere de Paribas .........      350            39,219
Germany -- 1.40%
----------------------------------------------------------------------
Commerzbank .............................    6,600           200,366
Italy -- 1.69%
----------------------------------------------------------------------
Banca Commerciale Italiana ..............    9,000            65,686
Banca Popolare Di Bergamo Credito
  Varesino ..............................    3,000            65,871
Banca Popolare Di Milano ................    9,000            69,490
San Paolo IMI ...........................    3,000            40,822
Japan -- 2.27%
----------------------------------------------------------------------
Bank of Iwate Ltd. ......................    1,000            40,589
Kita-Nippon Bank Ltd. ...................    1,600            68,777
Mitsui Trust & Banking Company Ltd....... 100,000            159,544
Nanto Bank Ltd. .........................   9,000             46,499
Yamanashi Chuo Bank Ltd. ................   3,000             10,292
Norway -- 0.08%
----------------------------------------------------------------------
Christiania Bank Og Kreditkasse .........   2,000              7,182
Sparebanken NOR .........................     200              3,731
Singapore -- 0.31%
----------------------------------------------------------------------
Keppel Land Ltd. ........................   6,000             11,281
Overseas Union Bank Ltd. ................   4,400             21,198
Singapore Land Ltd. .....................   4,000             11,751
Spain -- 1.29%
----------------------------------------------------------------------
Argentaria ..............................   8,100            184,115
                                                         -----------
                                                           1,216,926

                       THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                             Number
                                           of Shares
                                          or Principal
                                             Amount         Value
Life Insurance -- 0.33%
----------------------------------------------------------------------
Italy -- 0.33%
----------------------------------------------------------------------
Unipol .................................    11,000      $    46,491
Misc. Financial Services -- 10.96%
----------------------------------------------------------------------
Australia -- 1.04%
----------------------------------------------------------------------
Westfield Trust ........................    74,000          149,590
France -- 0.27%
----------------------------------------------------------------------
Simco ..................................       450           38,038
Germany -- 0.76%
----------------------------------------------------------------------
Deutsche Pfandbriefbank ................     1,200          108,858
Hong Kong -- 1.36%
----------------------------------------------------------------------
Amoy Properties Ltd. ...................   102,000           95,971
Dao Heng Bank Group Ltd. ...............    12,000           53,824
Hang Lung Development Company
  Ltd. .................................    36,000           44,544
Japan -- 1.89%
----------------------------------------------------------------------
Daiwa Securities Group Inc. ............    19,000          125,651
San-in Godo Bank Ltd. ..................    25,000          145,491
Netherlands -- 2.01%
----------------------------------------------------------------------
ING Groep ..............................     2,725          147,476
Wereldhave .............................     2,725          139,751
Singapore -- 0.10%
----------------------------------------------------------------------
United Overseas Bank Ltd. ..............     2,000           13,984
Sweden -- 0.56%
----------------------------------------------------------------------
Tornet Fastighets ......................     5,900           80,275
Switzerland -- 1.81%
----------------------------------------------------------------------
Schweizerische Rueckversicherungs-
  Gesellschaft .........................        15           28,551
UBS ....................................       775          231,239
United Kingdom -- 1.16%
----------------------------------------------------------------------
MEPC ...................................    20,500          166,897
                                                        -----------
                                                          1,570,140

                                             Number
                                           of Shares
                                          or Principal
                                             Amount         Value
Multi-Line Insurance -- 5.39%
----------------------------------------------------------------------
France -- 0.55%
----------------------------------------------------------------------
Scor ...................................     1,600      $    79,334
Germany -- 0.76%
----------------------------------------------------------------------
Hannover Rueckversicherungs ............       850           67,908
Mannheimer Aktiengesellschaft ..........        80           41,069
Switzerland -- 0.86%
----------------------------------------------------------------------
Baloise Holding Ltd. ...................       150          122,307
United Kingdom -- 3.22%
----------------------------------------------------------------------
CGU ....................................    20,000          287,981
Guardian Royal Exchange ................    30,400          172,505
                                                        -----------
                                                            771,104
Property-Casualty Insurance -- 0.52%
----------------------------------------------------------------------
Finland -- 0.12%
----------------------------------------------------------------------
Pohjola Group Insurance Corporation ....       350           17,950
France -- 0.27%
----------------------------------------------------------------------
AGF (Assurances Generales de France) ...       800           38,512
Italy -- 0.13%
----------------------------------------------------------------------
Unipol (Preferred) .....................     8,000           18,473
                                                        -----------
                                                             74,935
                                                        -----------
Total Foreign Stocks
(Identified cost $3,386,116)..........................    3,679,596
------------------------------------------------------ ---------------
Repurchase Agreement -- 1.08%
----------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Note
  $155,000, 6.25% due 02/15/07 Value
  $163,826 ............................. $155,000           155,000
                                                        -----------
Total Repurchase Agreement
(Identified cost $155,000).............................     155,000
----------------------------------------------------------------------

Total Investments
(Identified cost $12,555,152).........................  $14,220,431
Other Assets Less Liabilities -- 0.70% ................     100,484
                                                        -----------
Net Assets -- 100% .................................... $14,320,915
----------------------------------------------------------------------

(a) Non-income producing security.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.
34

Enterprise Government Securities Fund

TCW Funds Management, Inc.
Los Angeles, California

Investment Management

TCW Funds Management, Inc., is a wholly owned subsidiary of TCW Management Company. TCW manages approximately $55 billion for institutional clients, and its normal investment minimum is $35 million.

Investment Objective

The objective of the Enterprise Government Securities Fund is to seek current income and safety of principal.

Investment Strategies

The Government Securities Fund invests primarily in securities that are obligations of the U.S. Government, its agencies or instrumentalities. The Fund's investments may include securities issued by the U.S. Treasury such as treasury bills, treasury notes and treasury bonds. In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the U.S. Government. Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Securities issued by the Government National Mortgage Association ("GNMA Certificates") are examples of full faith and credit securities. Agencies and instrumentalities whose securities are not backed by the full faith and credit of the United States include the Federal National Mortgage Association (Fannie Mae) and Freddie Mac. To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs"). The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

First Half 1999 Performance Review

Interest rates in the U.S. moved steadily higher over the past six months. Investors grew increasingly uneasy over indications that the U.S. economy was still growing robustly, raising concerns that higher interest rates and inflation may be around the corner. Even though most inflation indicators remained within tolerable limits, tight labor markets combined with high levels of consumer spending and confidence worried investors. A shift in investor preference from U.S. Treasuries towards higher-yielding asset classes also contributed to the bond market sell-off.

During the six months ended June 30, 1999, the yield on the benchmark 10-year U.S. Treasury Bond, off which 30-year fixed rate current coupon mortgage yields are often spread, rose 1.14 percent. Rising mortgage rates led to declining prepayment rates, which in turn extended the average lives and durations of many types of mortgage-backed securities. Extension risk was only one of several factors that impacted mortgage performance. During the second quarter, mortgage spreads also widened in tandem with other fixed-income securities and in response to the increase in market volatility.

Future Investment Strategy

TCW's outlook for the mortgage sector remains positive. There are a few signs that economic growth is moderating, particularly in the housing sector. Mortgages remain cheap relative to their historical valuations and further declines in market volatility should tighten spreads. TCW maintains a positive outlook on the mortgage sector and the performance of the Fund due to higher yield levels combined with TCW's continued focus on call protection and security structure.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                              Number
                                            of Shares
                                           or Principal
                                              Amount          Value
U.S. Government & Agency Obligations -- 85.98%
-------------------------------------------------------------------------
Freddie Mac Participation Certificates -- 6.28%
-------------------------------------------------------------------------
FHLPC 7.00%, due 09/01/17 .............. $1,337,365       $  1,327,268
FHLPC 7.00%, due 10/01/17 ..............  1,661,245          1,649,185
FHLPC 9.00%, due 10/01/22 ..............  1,206,862          1,275,363
FHLPC 10.00%, due 10/01/18 .............    808,909            870,556
FHLPC 10.00%, due 07/01/20 .............  1,398,186          1,505,902
FHLPC 10.00%, due 10/01/20 .............    675,470            725,536
                                                          ------------
                                                             7,353,810
Federal Housing Administration -- 19.56%
-------------------------------------------------------------------------
FHA 6.75%, due 11/01/28 ................  2,195,677          2,132,552
FHA 7.00%, due 10/01/28 ................  2,294,830          2,274,750
FHA 7.18%, due 02/20/29 ................  3,372,025          3,342,520
FHA 7.625%, due 06/01/28 ...............  3,670,140          3,674,728
FHA 7.75%, due 05/01/18 ................  6,150,508          6,158,196
FHA 7.80%, due 09/01/23 ................  2,722,850          2,726,253
FHA 8.70%, due 12/01/27 ................  2,553,081          2,607,335
                                                          ------------
                                                            22,916,334
Federal National Mortgage Association -- 24.67%
-------------------------------------------------------------------------
FNMA 5.50%, due 01/01/09 ...............  1,555,234          1,496,897
FNMA 5.50%, due 02/01/09 ...............  4,775,215          4,578,333
FNMA 5.50%, due 02/01/09 ...............  3,076,004          2,952,287
FNMA 5.50%, due 06/01/09 ...............  3,000,000          2,861,250
FNMA 6.00%, due 11/01/28 ...............  3,963,296          3,726,054
FNMA 6.00%, due 11/01/28 ...............  7,904,291          7,432,010
FNMA 6.50%, due 02/01/09 ...............    119,339            118,197
FNMA 7.00%, due 03/01/14 ...............  1,313,476          1,303,375
FNMA 8.00%, due 11/01/16 ...............  2,088,157          2,090,767
FNMA 9.50%, due 08/01/20 ...............    761,986            809,587
FNMA 9.50%, due 10/01/20 ...............    848,811            901,455
FNMA 10.00%, due 07/01/20 ..............    161,416            173,402
FNMA 10.00%, due 07/01/20 ..............    301,632            323,968
FNMA Principal Strip 0%,
  due 08/10/04 (c) .....................    125,000            124,286
                                                          ------------
                                                            28,891,868
Government National Mortgage Association -- 29.61%
-------------------------------------------------------------------------
GNMA 6.50%, due 08/15/28 ...............  1,474,708          1,420,792
GNMA 6.50%, due 02/20/29 ...............  9,989,733          9,574,460
GNMA 6.50%, due 05/15/29 ...............  5,000,000          4,812,600
GNMA 7.00%, due 12/15/27 ...............  4,041,912          3,997,168
GNMA 7.00%, due 10/15/33 ............... 14,757,718         14,872,680
GNMA 9.00%, due 08/15/16 ...............      4,632              4,891
                                                          ------------
                                                            34,682,591
U.S. Treasury Notes -- 5.86%
-------------------------------------------------------------------------
U.S. Treasury Note 3.375%,
  due 01/15/07 .........................  3,000,000          2,875,290
U.S. Treasury Note 6.50%,
  due 08/15/05 .........................  3,500,000          3,598,700
U.S. Treasury Note 8.875%,
  due 05/15/00 .........................    380,000            391,818
                                                          ------------
                                                             6,865,808

                                              Number
                                            of Shares
                                           or Principal
                                              Amount          Value
Total U.S. Government & Agency
Obligations
(Identified cost $102,932,217)..........................  $100,710,411
-------------------------------------------------------- ----------------
Collateralized Mortgage Obligations -- 3.16%
-------------------------------------------------------------------------
FNMA Remic 6.50%, due 06/25/23 ......... $  388,967            385,544
Freddie Mac Series 1552 Class YA
  8.99%, due 08/15/23 (v) ..............  1,291,553          1,176,928
Freddie Mac Series 1634 Class SB
  8.80%, due 12/15/23 (v) ..............  2,222,727          2,136,596
                                                          ------------
Total Collateralized Mortgage Obligations
(Identified cost $3,691,182)............................     3,699,068
-------------------------------------------------------------------------

Corporate Bonds -- 9.48%
-------------------------------------------------------------------------
PNC Mortgage Securities
  Corporation 6.25%, due
  02/25/14 .............................  3,890,848          3,751,517
PNC Mortgage Securities
  Corporation Series 1998-5
  6.625%, due 07/25/28 .................  1,989,794          1,953,082
Structured Asset Securities
  Corporation 6.75%, due
  03/25/29 .............................  4,841,786          4,696,532
Superior Wholesale Inventory
  Financing Trust Series 1997-A
  6.346%, due 11/15/04 .................    705,438            705,625
                                                          ------------
                                                            11,106,756
Total Corporate Bonds
(Identified cost $11,447,373)...........................    11,106,756
-------------------------------------------------------------------------

Repurchase Agreement -- 0.82%
-------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement 4.25%,
  due 07/01/99
  Collateral: U.S. Treasury
  Bond, $900,000, 7.25% due
  5/15/16 Value $996,786................    965,000            965,000
                                                          ------------
Total Repurchase Agreement
(Identified cost $965,000)..............................       965,000
-------------------------------------------------------------------------

Total Investments
(Identified cost $119,035,772)........................... $116,481,235

Other Assets Less Liabilities -- 0.56% ..................      658,068
                                                          ------------
Net Assets -- 100% .....................................  $117,139,303
-------------------------------------------------------------------------

(c) Step Bond -- coupon increases periodically based upon predetermined schedule.
(v) Variable interest rate security; interest rate is as of June 30, 1999.

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
36

Enterprise High-Yield Bond Fund

Caywood-Scholl Capital Management
San Diego, California

Investment Management

Caywood-Scholl has been Fund Manager to the Enterprise High-Yield Bond Fund since its inception in 1987. Caywood-Scholl manages approximately $1 billion for institutional clients, and its normal investment minimum is $1 million.

Investment Objective

The objective of the Enterprise High-Yield Bond Fund is to seek maximum current income.

Investment Strategies

The High-Yield Bond Fund invests primarily in high-yield, income-producing U.S. corporate bonds rated B3 to Ba1 by Moody's Investors Service, Inc. ("Moody's") or B- to BB+ by Standard & Poor's corporation ("S&P"), which are commonly known as "junk bonds." The Fund's investments are selected by the Fund Manager after examination of the economic outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds. Should an investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20 percent of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P;
(2) unrated debt securities which, in the judgment of the Fund Manager, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income producing cash equivalents.

First Half 1999 Performance Review

Despite a modest rise in intermediate U.S. Treasury interest rates, high-yield bonds have substantially outperformed most higher-grade fixed-income sectors. The market's fundamentals continue to be overshadowed by weak technicals. Demand for high-yield bonds, like most fixed-income securities, has slackened due to investors' concern over rising U.S. Treasury rates. The good news is high-yield valuations are attractive and fundamentals are sound. More specifically, strong economic conditions have led to mostly positive earnings reports for high-yield issuers. The pace of mergers and acquisitions continues to benefit certain sectors of the market, such as telecommunications, due to the positive event risk. Lastly, the bank loan market and the equity markets have added liquidity to the marketplace, giving high-yield issuers financial flexibility. The single troubling aspect of the market's fundamentals is the increasing default rate which is reducing market liquidity for "problem" companies.

Future Investment Strategy

The high economic growth rate, coupled with very low inflation is making the fundamental case for high-yield bonds very compelling for upper tier credits.

The Fund will remain broadly diversified with emphasis placed on non-cyclical and higher growth industries such as telecommunications, cable and media. As always, Caywood-Scholl will search for the best "risk adjusted relative value" available in the marketplace.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares
                                               or Principal
                                                  Amount         Value
Corporate Bonds, Convertible
Securities, Common &
Preferred Stocks -- 88.50%
--------------------------------------------------------------------------
Aerospace -- 0.91%
--------------------------------------------------------------------------
BE Aerospace Inc. 9.50%, due 11/01/08 ......   $250,000       $  252,500
Coltec Industries Inc. 7.50%,
  due 04/15/08 .............................    800,000          800,000
                                                              ----------
                                                               1,052,500
Apparel & Textiles -- 0.79%
--------------------------------------------------------------------------
Fruit of the Loom Inc. 8.875%,
  due 04/15/06 ............................. 1,000,000           917,500
Automotive -- 2.27%
--------------------------------------------------------------------------
Avis Rent a Car Inc. 11.00%,
  due 05/01/09 .............................   900,000           901,125
Budget Group Inc. 9.125%,
  due 04/01/06 .............................   750,000           701,250
Lear Corporation 7.96%, due 05/15/05 .......   500,000           483,750
Sonic Automotive Inc. (Series B) 11.00%,
  due 08/01/08 .............................   550,000           543,125
                                                              ----------
                                                               2,629,250
Banking -- 1.80%
--------------------------------------------------------------------------
Bay View Capital Corporation
  9.125%, due 08/15/07 .....................   400,000           377,000
DVI Inc. 9.875%, due 02/01/04 ..............   350,000           340,375
Imperial Credit Industries Inc. (Series B)
  9.875%, due 01/15/07 .....................   700,000           558,250
Western Financial Savings Bank
  Orange California 8.50%,
  due 07/01/03 .............................   450,000           401,625
Western Financial Savings Bank
  Orange California 8.875%,
  due 08/01/07 .............................   500,000           408,750
                                                              ----------
                                                               2,086,000
Broadcasting -- 4.56%
--------------------------------------------------------------------------
Allbritton Communications Company
  (Series B) 8.875%, due 02/01/08 ..........   400,000           389,000
Chancellor Media Corporation 9.00%,
  due 10/01/08 ............................. 1,000,000         1,020,000
Fox Family Worldwide Inc. 0%,
  due 11/01/07 (c) .........................   750,000           473,438
Fox Family Worldwide Inc. 9.25%,
  due 11/01/07 .............................   750,000           695,625
Fox/Liberty Networks LLC 0%,
  due 08/15/07 (c) ......................... 2,350,000         1,865,312

                                                  Number
                                                of Shares
                                               or Principal
                                                  Amount         Value
Rogers Communications Inc. 8.875%,
  due 07/15/07 ............................. $ 300,000        $  302,250
Rogers Communications Inc. 9.125%,
  due 01/15/06 .............................   150,000           152,625
Sinclair Broadcast Group Inc. 8.75%,
  due 12/15/07 .............................   400,000           392,000
                                                              ----------
                                                               5,290,250
Building & Construction -- 3.97%
--------------------------------------------------------------------------
American Standard Inc. 7.375%,
  due 02/01/08 ............................. 1,650,000         1,551,000
Building Materials Corporation America
  (Series B) 7.75%, due 07/15/05 ...........   600,000           568,500
Building Materials Corporation America
  (Series B) 8.00%, due 10/15/07 ...........   450,000           430,312
Nortek Inc. 8.875%, due 08/01/08 ...........   400,000           410,000
Nortek Inc. (Series B) 9.125%,
  due 09/01/07 ............................. 1,000,000           995,000
Republic Group Inc. 9.50%,
  due 07/15/08 .............................   650,000           648,375
                                                              ----------
                                                               4,603,187
Business Services -- 2.85%
--------------------------------------------------------------------------
CEX Holdings Inc. 9.625%,
  due 06/01/08 .............................   850,000           796,875
Group Maintenance America
  Corporation 9.75%, due 01/15/09 ..........   900,000           888,750
Integrated Electric Services Inc.
  9.375%, due 02/01/09 .....................   800,000           786,000
United Rentals Inc. 8.80%, due 08/15/08.....   600,000           588,750
United Rentals Inc. (Series B)
  8.80%, due 08/15/08 ......................   250,000           245,312
                                                              ----------
                                                               3,305,687
Cable -- 6.79%
--------------------------------------------------------------------------
Adelphia Communications Corporation
  7.875%, due 05/01/09 .....................   250,000           231,875
Adelphia Communications Corporation
  (Series B) 10.50%, due 07/15/04 ..........   650,000           695,500
Bresnan Communications Group 0%,
  due 02/01/09 (c) .........................   300,000           195,375
Bresnan Communications Group 8.00%,
  due 02/01/09 .............................   250,000           246,875
Century Communications Corporation
  9.50%, due 03/01/05 ......................   200,000           207,000
Century Communications Corporation
  (Series B) Zero Coupon, due 01/15/08......   600,000           269,250
Charter Communications Holdings
  8.25%, due 04/01/07 ...................... 1,750,000         1,675,625
Echostar Corporation 9.375%,
  due 02/01/09 ............................. 2,500,000         2,550,000

                      THE ENTERPRISE Group of Funds, Inc.
38
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount         Value
Mediacom LLC/Mediacom Capital
  Corporation (Series B) 8.50%, due
  04/15/08 ............................... $  650,000      $ 641,875
Telewest Communications 0%, due
  04/15/09 (c) ...........................  1,750,000      1,165,937
                                                           ---------
                                                           7,879,312
Chemicals -- 1.69%
------------------------------------------------------------------------
Huntsman Polymers Corporation
  11.75%, due 12/01/04 ...................    250,000        271,250
Lyondell Chemical Company 9.625%,
  due 05/01/07 ...........................    650,000        666,250
PCI Chemicals Canada Inc. 9.25%, due
  10/15/07 ...............................    500,000        423,750
Pioneer Americas Acquisition
  Corporation (Series B) 9.25%, due
  06/15/07 ...............................    700,000        600,250
                                                           ---------
                                                           1,961,500
Communications -- 3.59%
------------------------------------------------------------------------
Globalstar LP/Globalstar Capital
  10.75%, due 11/01/04 ...................    250,000        166,875
Globalstar LP/Globalstar Capital
  11.375%, due 02/15/04 ..................    900,000        618,750
Globalstar LP/Globalstar Capital
  11.50%, due 06/01/05 ................... $  250,000        168,750
Globalstar Telecommunications (Wts) (a)...        700         32,769
Iridium World Communications (Wts) (a)....        350            175
Level 3 Commuications Inc. 0%, due
  12/01/08 (c) ........................... $  750,000        462,188
Level 3 Communications Inc. 9.125%,
  due 05/01/08 ...........................    950,000        935,750
Loral Space & Communication Ltd. 0%,
  due 01/15/07 (c) ....................... $1,450,000        770,312
Loral Space & Communication Ltd.
  (Wts) (a) ..............................        850          7,276
Loral Space & Communications Ltd.
  9.50%, due 01/15/06 .................... $  500,000        436,250
Qwest Communications International Inc.
  (Series B) 0%, due 02/01/08 (c) ........    750,000        559,688
                                                           ---------
                                                           4,158,783
Consumer Products -- 4.01%
------------------------------------------------------------------------
Boyds Collection Ltd. 9.00%, due
  05/15/08 ...............................    478,000        469,635
Chattem Inc. (Series B) 8.875%, due
  04/01/08 ...............................  1,100,000      1,086,250
Corning Consumer Products Company
  (Series B) 9.625%, due 05/01/08 ........    400,000        363,500
French Fragrances Inc. (Series B)
  10.375%, due 05/15/07 ..................    550,000        557,562

                                                Number
                                              of Shares
                                             or Principal
                                                Amount         Value
French Fragrances Inc. (Series D)
  10.375%, due 05/15/07 .................. $  150,000      $ 152,063
Revlon Consumer Products Corporation
  8.625%, due 02/01/08 ...................    350,000        326,375
Scotts Company 8.625%, due 01/15/09 ......    900,000        891,000
Sealy Mattress Company (Series B) 0%,
  due 12/15/07 (c) .......................  1,250,000        807,812
                                                           ---------
                                                           4,654,197
Containers/Packaging -- 2.23%
------------------------------------------------------------------------
Huntsman Packaging Corporation
  9.125%, due 10/01/07 ...................    650,000        641,875
Owens Illinois Inc. 7.35%, due 05/15/08...    750,000        711,578
Owens Illinois Inc. 8.10%, due 05/15/07...    100,000         99,562
Printpack Inc. (Series B) 9.875%,
  due 08/15/04 ...........................    500,000        493,750
United States Can Corporation (Series B)
  10.125%, due 10/15/06 ..................    600,000        633,750
                                                           ---------
                                                           2,580,515
Crude & Petroleum -- 0.92%
------------------------------------------------------------------------
Clark Refining & Marketing Inc.
  8.875%, due 11/15/07 ...................    250,000        213,438
Trizec Hahn Corporation (Series B)
  10.875%, due 12/01/05 ..................  1,000,000        853,750
                                                           ---------
                                                           1,067,188
Electronics -- 0.28%
------------------------------------------------------------------------
Axiohm Transaction Solutions 9.75%,
  due 10/01/07 ...........................    500,000        328,750
Energy -- 2.61%
------------------------------------------------------------------------
Calpine Corporation 7.75%,
  due 04/15/09 ...........................  1,750,000      1,671,250
CMS Energy Corporation 7.50%,
  due 01/15/09 ...........................    250,000        237,477
Nuevo Energy Company (Series B)
  8.875%, due 06/01/08 ...................    250,000        240,000
Ocean Energy Inc. (Series B) 8.375%,
  due 07/01/08 ...........................    900,000        873,000
                                                           ---------
                                                           3,021,727
Entertainment & Leisure -- 0.24%
------------------------------------------------------------------------
AMF Bowling Inc. Zero Coupon, due
  05/12/18 ...............................  1,950,000        275,438
Finance -- 2.25%
------------------------------------------------------------------------
PDVSA Finance Ltd. 9.375%,
  due 11/15/07 ...........................    750,000        725,917
RBF Finance Company 11.00%,
  due 03/15/06 ...........................  1,850,000      1,882,375
                                                           ---------
                                                           2,608,292

                      THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                              Number
                                            of Shares
                                           or Principal
                                              Amount         Value
Food & Beverages & Tobacco -- 1.33%
-----------------------------------------------------------------------
Canandaigua Brands Inc. 8.50%,
  due 03/01/09 .........................   $400,000       $   388,000
NBTY Inc. (Series B) 8.625%,
  due 09/15/07 ......................... 1,000,000            883,750
Twin Laboratories Inc. 10.25%,
  due 05/15/06 .........................   260,000            276,250
                                                          -----------
                                                            1,548,000
Gaming -- 2.76%
-----------------------------------------------------------------------
Boyd Gaming Corporation 9.50%,
  due 07/15/07 .........................   500,000            498,750
Circus Circus Enterprises Inc. 9.25%,
  due 12/01/05 ......................... 1,000,000          1,015,000
Empress Entertainment Inc. 8.125%,
  due 07/01/06 .........................   650,000            656,500
Mirage Resorts Inc. 6.75%,
  due 08/01/07 .........................   200,000            187,536
Mohegan Tribal Gaming Authority
  8.75%, due 01/01/09 ..................   400,000            395,000
Trump Atlantic City Associates
  11.25%, due 05/01/06 .................   500,000            450,000
                                                          -----------
                                                            3,202,786
Health Care -- 4.49%
-----------------------------------------------------------------------
Columbia/HCA Healthcare Corporation
  6.91%, due 06/15/05 ..................   450,000            408,006
Columbia/HCA Healthcare Corporation
  7.00%, due 07/01/07 ..................   550,000            478,968
Columbia/HCA Healthcare Corporation
  7.15%, due 03/30/04 ..................   250,000            235,195
Columbia/HCA Healthcare Corporation
  7.25%, due 05/20/08 ..................   250,000            218,965
Dade International Inc. (Series B)
  11.125%, due 05/01/06 ................   450,000            486,562
Fisher Scientific International Inc.
  9.00%, due 02/01/08 ..................   900,000            852,750
Fisher Scientific International Inc.
  9.00%, due 02/01/08 ..................   200,000            189,500
Maxxim Medical Inc. 10.50%,
  due 08/01/06 ......................... 1,000,000          1,072,500
PHP Healthcare Corporation 6.50%,
  due 12/15/02 (b) (d) .................   800,000              8,000
Quest Diagnostics Inc. 10.75%,
  due 12/15/06 .........................   750,000            825,937
Tenet Healthcare Corporation 8.125%,
  due 12/01/08 .........................   450,000            432,986
                                                          -----------
                                                            5,209,369
Hotels & Restaurants -- 2.49%
-----------------------------------------------------------------------
Foodmaker Corporation (Series B)
  9.75%, due 11/01/03 ..................   350,000            361,435
Foodmaker Inc. 8.375%, due 04/15/08..... 1,000,000            980,000
Hammon (John Q.) Hotels 8.875%,
  due 02/15/04 .........................   300,000            279,000
Host Marriott LP 8.375%,
  due 02/15/06 .........................   500,000            481,250

                                              Number
                                            of Shares
                                           or Principal
                                              Amount         Value
Perkins Family Restaurant (Series B)
  10.125%, due 12/15/07 ................ $ 750,000        $   789,375
                                                          -----------
                                                            2,891,060
Machinery -- 2.02%
-----------------------------------------------------------------------
Applied Power Inc. 8.75%,
  due 04/01/09 .........................   850,000            822,375
Columbus McKinnon Corporation
  8.50%, due 04/01/08 ..................   500,000            486,250
Navistar International Corporation
  (Series B) 8.00%, due 02/01/08 ....... 1,000,000          1,035,000
                                                          -----------
                                                            2,343,625
Medical Services -- 1.22%
-----------------------------------------------------------------------
Quest Diagnostic Inc. 9.875%,
  due 07/01/09 .........................   650,000            653,250
Triad Hospitals Holdings Inc. 11.00%,
  due 05/15/09 .........................   750,000            763,125
                                                          -----------
                                                            1,416,375
Metals & Mining -- 3.20%
-----------------------------------------------------------------------
AK Steel Corporation 7.875%,
  due 02/15/09 ......................... 1,350,000          1,306,125
AK Steel Corporation 9.125%,
  due 12/15/06 .........................   500,000            513,750
Kaiser Aluminum & Chemical
  Corporation (Series D) 10.875%,
  due 10/15/06 .........................   250,000            260,625
Oregon Steel Mills Inc. 11.00%,
  due 06/15/03 .........................   450,000            478,125
WCI Steel Inc. (Series B) 10.00%,
  due 12/01/04 .........................   900,000            915,750
WHX Corporation 10.50%,
  due 04/15/05 .........................   250,000            236,875
                                                          -----------
                                                            3,711,250
Oil Services -- 0.86%
-----------------------------------------------------------------------
Gulf Canada Resources Ltd.
  8.35%, due 08/01/06 ..................   400,000            396,236
Gulf Canada Resources Ltd.
  8.375%, due 11/15/05 .................   600,000            595,500
                                                          -----------
                                                              991,736
Paper & Forest Products -- 0.73%
-----------------------------------------------------------------------
Buckeye Cellulose Corporation
  8.50%, due 12/15/05 ..................   550,000            554,125
Buckeye Technologies Inc. 8.00%, due
  10/15/10 .............................   300,000            290,250
                                                          -----------
                                                              844,375
Pharmaceuticals -- 2.04%
-----------------------------------------------------------------------
Biovail Corporation International New
  10.875%, due 11/15/05 ................ 1,300,000          1,330,875
King Pharmaceutical Inc. 10.75%, due
  02/15/09 ............................. 1,000,000          1,032,500
                                                          -----------
                                                            2,363,375

                      THE ENTERPRISE Group of Funds, Inc.
40
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                   Number
                                                 of Shares
                                                or Principal
                                                   Amount         Value
Printing & Publishing -- 1.78%
----------------------------------------------------------------------------
Nebraska Book Company Inc. 8.75%,
  due 02/15/08 .............................. $  750,000       $   690,938
TV Guide Inc. 8.125%, due 03/01/09 ..........  1,450,000         1,373,875
                                                               -----------
                                                                 2,064,813
Real Estate -- 0.66%
----------------------------------------------------------------------------
Crown Castle International Corporation
  0%, due 11/15/07 (c) ......................  1,100,000           763,125
Restaurants -- 0.14%
----------------------------------------------------------------------------
CKE Restaurants Inc. 9.125%,
  due 05/01/09 ..............................    175,000           167,300
Retail -- 1.79%
----------------------------------------------------------------------------
Cole National Group Inc. 8.625%,
  due 08/15/07 ..............................  1,100,000         1,020,250
Nine West Group Inc. 5.50%,
  due 07/15/03 ..............................    250,000           250,313
Randalls Food Markets Inc. (Series B)
  9.375%, due 07/01/07 ......................    750,000           800,625
                                                               -----------
                                                                 2,071,188
Telecommunications -- 13.97%
----------------------------------------------------------------------------
21st Century Telecom Group Inc.
  12.25%, due 02/15/08 (c) ..................    950,000           400,188
CCPR Services Inc. 10.00%,
  due 02/01/07 ..............................    800,000           884,000
Crown Castle International Corporation
  9.00%, due 05/15/11 ....................... $  500,000           490,000
E. Spire Communications Inc. (Wts) (a) ......        800            45,947
Firstworld Communications Inc.
  0%, due 04/15/08 (c) ...................... $  500,000           270,625
Firstworld Communications Inc.
  (Wts) (a) (d) .............................        500                --
Flag Ltd. 8.25%, due 01/30/08 ............... $  500,000           471,250
Global Crossings Holdings Ltd. 9.625%,
  due 05/15/08 ..............................    350,000           371,875
ICG Holdings Inc. 0%, due 05/01/06 (c) ......  1,000,000           798,750
ICG Services Inc. 0%, due 02/15/08 (c) ......    200,000           126,000
ICO Global Communication
  15.00%, due 08/01/05 ......................    250,000           102,500

                                                   Number
                                                 of Shares
                                                or Principal
                                                   Amount         Value
Intermedia Communications Inc.
  (Series B) 0%, due 07/15/07 (c) ........... $  350,000       $   249,813
Intermedia Communications Inc.
  (Series B) 8.50%, due 01/15/08 ............    600,000           549,000
McLeodUSA Inc. 0%, due 03/01/07 (c) .........  1,000,000           761,250
McLeodUSA Inc. 8.125%,
  due 02/15/09 ..............................    750,000           703,125
Metromedia Fiber Network Inc.
  10.00%, due 11/15/08 ......................    500,000           513,750
Metronet Communications Corporation
  0%, due 11/01/07 (c) ...................... $  500,000           401,250
Metronet Communications Corporation
  (Wts) (a) .................................        150            16,347
Nextel Communications Inc. 0%,
  due 09/15/07 (c) .......................... $1,550,000         1,133,437
Nextel Communications Inc. 0%,
  due 10/31/07 (c) ..........................    650,000           452,562
Nextel Communications Inc. 0%,
  due 02/15/08 (c) ..........................    650,000           449,313
Nextlink Communications Inc. 0%,
  due 04/15/08 (c) ..........................  1,250,000           726,562
Nextlink Communications Inc. 10.75%,
  due 11/15/08 ..............................    900,000           922,500
Omnipoint Corporation (Series A)
  11.625%, due 08/15/06 .....................    250,000           258,125
Orange 8.00%, due 08/01/08 .................. $  750,000           716,250
Pagemart (Wts) (a) ..........................      3,450            14,842
Pagemart Nationwide Inc. ....................      1,750            13,234
Panamsat Corporation 6.375%,
  due 01/15/08 .............................. $  300,000           275,079
Pathnet Inc. 12.25%, due 04/15/08 ........... $  250,000           144,375
Pathnet Inc. (Wts.) (a) (d) .................        250                --
RCN Corporation 0%, due 10/15/07 (c) ........ $  600,000           402,750
RCN Corporation (Series B) 0%,
  due 02/15/08 (c) ..........................    550,000           348,563
Rogers Cantel Inc. 8.80%,
  due 10/01/07 ..............................    800,000           808,000
Telecorp PCS Inc. 0%, due 04/15/09 (c) ......  1,000,000           558,750
Teligent Inc. 11.50%, due 12/01/07 ..........    250,000           256,250
Winstar Communications Inc. 10.00%,
  due 03/15/08 ..............................    950,000           838,375
Winstar Equipment Corporation 12.50%,
  due 03/15/04 ..............................    700,000           731,500
                                                               -----------
                                                                16,206,137

                      THE ENTERPRISE Group of Funds, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount          Value
Textiles -- 3.51%
-------------------------------------------------------------------------
Phillips Van Heusen Corporation
  9.50%, due 05/01/08 ................... $1,000,000       $  1,001,250
Pillowtex Corporation (Series B)
  9.00%, due 12/15/07 ...................    450,000            433,125
Polymer Group Inc. (Series B) 9.00%,
  due 07/01/07 ..........................    550,000            537,625
Westpoint Stevens Inc. 7.875%,
  due 06/15/08 ..........................  1,250,000          1,209,375
William Carter Company (Series A)
  10.375%, due 12/01/06 .................    850,000            890,375
                                                           ------------
                                                              4,071,750
Transportation -- 0.86%
-------------------------------------------------------------------------
Northwest Airlines Inc. 8.52%,
  due 04/07/04 ..........................    750,000            733,425
TBS Shipping International Ltd.
  10.00%, due 05/01/05 (b) ..............    750,000            260,625
                                                           ------------
                                                                994,050
Travel/Entertainment/Leisure -- 0.21%
-------------------------------------------------------------------------
International Game Technology
  7.875%, due 05/15/04 ..................    250,000            245,000
Utilities -- 1.11%
-------------------------------------------------------------------------
Aes Corporation 9.50%, due 06/01/09......    500,000            513,750
Ferrellgas Partners LP (Series B)
  9.375%, due 06/15/06 ..................    450,000            448,875
Midland Cogeneration Venture LP
  (Series C-91) 10.33%, due 07/23/02.....    149,511            157,921
Midland Funding Corporation
  (Series C-94) 10.33%, due 07/23/02.....    160,991            170,047
                                                           ------------
                                                              1,290,593
Waste Management -- 1.08%
-------------------------------------------------------------------------
Allied Waste North America 7.625%,
  due 01/01/06 ..........................    750,000            697,500
Allied Waste North America Inc.
  7.875%, due 01/01/09 ..................    600,000            555,750
                                                           ------------
                                                              1,253,250
Wireless Communications -- 0.49%
-------------------------------------------------------------------------
Clearnet Communications Inc. 0%,
  due 05/01/09 (c) ......................  1,000,000            563,750
                                                           ------------
Total Corporate Bonds, Convertible
Securities, Common & Preferred Stocks
(Identified cost $107,806,399 )........................     102,632,983
-----------------------------------------------------------------------
Foreign Bonds -- 7.01%
-------------------------------------------------------------------------
Apparel & Textiles -- 0.19%
-------------------------------------------------------------------------
Reliance Industries Ltd.
  8.25%, due 01/15/27 ...................    250,000            223,935

                                               Number
                                             of Shares
                                            or Principal
                                               Amount          Value
Basic Industries -- 1.52%
-------------------------------------------------------------------------
Cemex 12.75%, due 07/15/06 .............. $1,150,000       $  1,302,375
Cemex International Capital Inc.
  9.66%, due 12/29/49 ...................    500,000            463,750
                                                           ------------
                                                              1,766,125
Broadcasting -- 1.63%
-------------------------------------------------------------------------
Grupo Televisa 11.875%, due 05/15/06.....    300,000            308,250
Grupo Televisa (Series A) 11.375%,
  due 05/15/03 ..........................    700,000            714,644
Satelites Mexicanos 10.125%,
  due 11/01/04 ..........................    800,000            638,000
TV Azteca 10.50%, due 02/15/07 ..........    300,000            228,750
                                                           ------------
                                                              1,889,644
Containers/Packaging -- 0.72%
-------------------------------------------------------------------------
Vicap 11.375%, due 05/15/07 .............    900,000            828,000
Energy -- 0.42%
-------------------------------------------------------------------------
Petroleos Mexicanos 8.85%,
  due 09/15/07 ..........................    250,000            222,500
YPF Sociedad Anonima 9.125%,
  due 02/24/09 ..........................    250,000            263,505
                                                           ------------
                                                                486,005
Government Bond -- 1.78%
-------------------------------------------------------------------------
Republic of Argentina 12.125%,
  due 02/25/19 ..........................    250,000            224,688
Republic of Argentina Global (Series
  BGL4) 11.00%, due 10/09/06 ............  1,150,000          1,067,312
Republic of Turkey 10.00%,
  due 09/19/07 ..........................    250,000            230,085
United Mexican States 8.625%,
  due 03/12/08 ..........................    300,000            277,500
United Mexican States 10.375%,
  due 02/17/09 ..........................    250,000            265,937
                                                           ------------
                                                              2,065,522
Paper & Forest Products -- 0.56%
-------------------------------------------------------------------------
Indah Kiat Finance Mauritius Ltd.
  10.00%, due 07/01/07 ..................    350,000            244,125
Indah Kiat International Finance Co.
  (Series B) 11.875%, due 06/15/02 ......    150,000            124,358
Pindo Deli Finance Mauritius Ltd.
  10.75%, due 10/01/07 ..................    400,000            281,000
                                                           ------------
                                                                649,483
Transportation -- 0.19%
-------------------------------------------------------------------------
TFM 10.25%, due 06/15/07 ................    250,000            216,875
                                                           ------------
Total Foreign Bonds
(Identified cost $8,820,121).............................     8,125,589
-------------------------------------------------------------------------

                      THE ENTERPRISE Group of Funds, Inc.
42
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                             Number
                                            of Shares
                                          or Principal
                                             Amount          Value
U.S. Treasury Notes -- 0.42%
-----------------------------------------------------------------------
U.S. Treasury Note 5.50%,
  due 05/15/09 ......................... $ 500,000       $    489,225
                                                         ------------
Total U.S. Treasury Notes
(Identified cost $481,764)...........................         489,225
---------------------------------------------------------------------
Repurchase Agreement -- 3.27%
-----------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement 4.25%, due 07/01/99
  Collateral: U.S. Treasury Note
  $3,790,000, 7.50% due 10/31/99
  Value $3,913,432...................... 3,785,000          3,785,000
                                                         ------------
Total Repurchase Agreement
(Identified cost $3,785,000).........................       3,785,000
---------------------------------------------------------------------

                                             Number
                                            of Shares
                                          or Principal
                                             Amount          Value
Total Investments
(Identified cost $120,893,284).........................  $115,032,797
Other Assets Less Liabilities -- 0.80% ................       933,473
                                                         ------------
Net Assets -- 100% ..................................    $115,966,270
---------------------------------------------------------------------

(a) Non-income producing security.
(b) In bankruptcy; Fund has ceased accrual of interest. (c) Step Bond -- coupon increases periodically based upon predetermined schedule.
(d) Security is fair valued at June 30, 1999.
(Wts) Warrants

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

Enterprise Tax-Exempt Income Fund

MBIA Capital Management Corp.
Armonk, New York

Investment Management

MBIA Capital Management Corp. became manager of the Enterprise Tax-Exempt Income Fund on January 1, 1998. MBIA Capital Management Corp. manages approximately $26 billion for institutional clients, and its normal investment minimum is $10 million.

Investment Objective

The investment objective of the Enterprise Tax-Exempt Income Fund is to seek a high level of current income exempt from federal income tax, with consideration given to preservation of principal.

Investment Strategies

The Tax-Exempt Income Fund invests primarily in investment grade, tax-exempt municipal securities. The issuers of these securities may be located in any state, territory or possession of the United States. In selecting investments for the Fund, the Fund Manager tries to limit risk as much as possible. The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles. The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Fund anticipates that its average weighted maturity will range from 10 to 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, the Fund Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity. The Fund may also invest up to 20 percent of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities. The Fund will not invest more than 20 percent of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

First Half 1999 Performance Review

For the first half of 1999, the total return of the Lehman Brothers Municipal Bond Index was -0.90 percent. Tax-exempt interest rates rose 40 to 70 basis points across the yield curve, largely during the second quarter. The worst performing spot on the yield curve, year-to-date, was the 10-year sector, where interest rates rose 70 basis points and total return performance registered -1.73 percent.

Tax-exempt/Treasury yield ratios changed dramatically during the first six months of 1999, as the backup in the tax-exempt rates lagged that of the Treasury market. Long-term Treasury interest rates increased 90 basis points during the first half of the year. Despite falling to 92.7 percent from 101.3 percent at year-end, the long insured tax-exempt/Treasury ratio remains relatively high versus its nine-year average of 87.1 percent.

Year-to-date tax-exempt issuance is down about 23 percent from a year ago but still higher than the 10-year average new issue volume. New money issuance has declined about 12 percent, while refundings are off about 35 percent. The decline in new money issuance is likely attributable to the "burn out" of publicly funded infrastructure improvements that have been triggered by the prolonged strength of the U.S. economy.

As interest rates rose during the first half of the year, and the prospect of a tightening move by the Fed increased, MBIA maintained a conservative investment focus for the Fund. MBIA reduced the Fund's duration to 7.26 (versus 7.21 for the Lehman Municipal Bond Index) from 7.65 at year-end, while striving to maintain an average coupon advantage over the index (5.55 percent versus 5.48 percent for the Index). Tax loss swapping was emphasized during the second quarter in order to increase the portfolio's yield, minimize capital gains distributions and control the Fund's exposure to minimum tax issues.

The Fund's over-exposure to the revenue sector (the number two performing sector for the period) had a positive impact on performance. This was offset by the Fund's underweight in pre-refunded bonds (4.5 percent versus 12.97 percent),

                       THE ENTERPRISE Group of Funds, Inc.
44
which was the number one performing sector, and the Fund's overweight in long-duration insured paper (43.1 percent versus 40.73 percent) which was the worst performing sector for the period. The Fund's "bulleted" curve positioning also negatively impacted performance as the 8-12 year sector of the curve, where the Fund was over-allocated versus the Lehman Index by 10 percent, was the worst performing sector for the period.

Future Investment Strategy

Despite richening versus their Treasury counterparts during the first half of this year, MBIA continues to expect tax-exempts to remain historically attractive to Treasuries for the balance of 1999. With further rate hikes by the Fed a possibility before year-end, MBIA will continue to emphasize cautious credit, structure and curve allocations for the Fund.

Depending on an investor's specific situation, distributions from this Fund may, at times, be subject to ordinary income, alternative minimum and/or capital gains taxes.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                       THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                             Principal
                                              Amount        Value
Municipal Bonds -- 98.52%
----------------------------------------------------------------------
Alabama -- 0.90%
----------------------------------------------------------------------
Alabama Housing Finance Authority
  Single Family Mortgage Revenue
  Home Mortgage GNMA Collateral
  Series A-1 6.55% due 10/01/14 ..........  $  250,000   $  261,950
Arizona -- 3.58%
----------------------------------------------------------------------
Central Arizona Water Conservation
  Revenue Refunding Central Arizona
  Project Series A 5.30% due 11/01/04        1,000,000    1,036,630
Florida -- 1.06%
----------------------------------------------------------------------
Broward County, Broward Recovery
  Revenue 7.95% due 12/01/08 .............     295,000      307,765
Georgia -- 3.32%
----------------------------------------------------------------------
Atlanta Downtown Development
  Authority Underground Atlanta
  Project 6.25% due 10/01/12 .............     500,000      531,110
Georgia Municipal Electric Authority
  Power Revenue Series V 6.30% due
  01/01/05 ...............................     400,000      431,632
                                                         ----------
                                                            962,742
Hawaii -- 3.39%
----------------------------------------------------------------------
Honolulu Hawaii City & County
  Series C (FGIC Insured) 5.125%
  due 07/01/14 ...........................   1,000,000      980,800
Illinois -- 3.34%
----------------------------------------------------------------------
Chicago Illinois Sales Tax Revenue
  (FGIC Insured) 5.25% due 01/01/20 ......   1,000,000      968,240
Indiana -- 0.35%
----------------------------------------------------------------------
Jasper County Indiana Pollution Control
  Revenue Refunding Northern Indiana
  Public Service Series C 3.90% due
  04/01/19 (v) ...........................     100,000      100,000
Iowa -- 3.24%
----------------------------------------------------------------------
Iowa Finance Authority Hospital Facility
  Revenue Iowa Health Systems Series A
  (MBIA Insured) 5.125% due 01/01/28         1,000,000      936,910
Louisiana -- 0.51%
----------------------------------------------------------------------
Louisiana State Offshore Term Authority
  Deepwater Port Revenue Series E
  7.60% due 09/01/10 .....................     140,000      147,227
Massachusetts -- 2.78%
----------------------------------------------------------------------
Massachusetts State Housing Finance
  Agency Revenue Residential FNMA
  Collateral-Series A 6.90% due
  11/15/24 ...............................     750,000      803,512

                                             Principal
                                              Amount        Value
Michigan -- 7.18%
----------------------------------------------------------------------
Michigan State Building Authority
  Revenue Series I 6.40% due 10/01/04 ....  $1,000,000   $1,060,430
Michigan Strategic Fund Variable
  Refunding Dow Chemical Company
  Project 3.40% due 05/01/09 (v) .........     100,000      100,000
Wayne Charter County Michigan
  Airport Revenue Detroit Metropolitan
  Wayne County Airport Series B (MBIA
  Insured) 5.00% due 12/01/28                1,000,000      918,060
                                                         ----------
                                                          2,078,490
Minnesota -- 3.43%
----------------------------------------------------------------------
Southern Minnesota Municipal Power
  Agency Supply Series A (AMBAC
  Insured) 5.00% due 01/01/11 ............   1,000,000      991,840
Missouri -- 7.85%
----------------------------------------------------------------------
Kansas City Missouri Municipal
  Assistance Corporation Refunding
  Leasehold Roe Bartle Series A (MBIA
  Insured) 5.00% due 04/15/04 ............   1,220,000    1,246,450
Missouri State Health & Educational
  Facilities Authority St. Louis
  University 5.50% due 10/01/15 ..........   1,000,000    1,026,860
                                                         ----------
                                                          2,273,310
Nebraska -- 7.40%
----------------------------------------------------------------------
American Public Energy Agency
  Nebraska Public Gas Agency Project
  Series A (AMBAC Insured) 5.25% due
  06/01/11 ...............................   1,115,000    1,126,351
Omaha Public Power District Nebraska
  Electric Revenue Series D 5.10% due
  02/01/08 ...............................   1,000,000    1,017,480
                                                         ----------
                                                          2,143,831
Nevada -- 3.03%
----------------------------------------------------------------------
Clark County School District Series A
  (MBIA Insured) 7.00% due 06/01/11            750,000      877,927
New York -- 19.49%
----------------------------------------------------------------------
Municipal Assistance Corporation New
  York Series J 5.75% due 07/01/03 .......     700,000      733,677
Nassau County New York General
  Improvement Series B (AMBAC
  Insured) 5.25% due 06/01/08 ............   1,200,000    1,229,328
New York State Local Government
  Assistance 7.00% due 04/01/21
  (Prerefunded 04/01/01 at 102) ..........     200,000      213,614
New York State Power Authority
  Revenue & General Prerefunded Series
  CC 5.00% due 01/01/09 (Prerefunded
  1/01/03 at 102) ........................   1,020,000    1,058,780

                       THE ENTERPRISE Group of Funds, Inc.
46
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                          Principal
                                            Amount        Value
New York, New York Series J (MBIA
  Insured) 5.50% due 05/15/16 .........  $1,000,000    $ 1,009,100
Triborough Bridge & Tunnel Authority,
  New York General Purpose Series A
  6.00% due 01/01/10 ..................   1,300,000      1,397,955
                                                       -----------
                                                         5,642,454
Oklahoma -- 5.46%
--------------------------------------------------------------------
Tulsa, Oklahoma General Obligation
  Bonds 6.30% due 06/01/17 ............   1,500,000      1,579,875
Oregon -- 3.44%
--------------------------------------------------------------------
Port Portland Oregon Series A 4.40%
  due 03/01/04 ........................   1,000,000        996,620
Texas -- 15.43%
--------------------------------------------------------------------
Houston Texas Prerefunded Series C
  6.00% due 03/01/05 (Prerefunded
  3/01/02 at 100) .....................     140,000        145,827
Houston Texas Unrefunded Bal. Ser. C
  6.00% due 03/01/05 ..................     360,000        383,890
San Antonio Texas Electric & Gas
  Revenue Refunding Series A 5.25%
  due 02/01/13 ........................     500,000        499,355
San Antonio Texas Independent School
  District (Public School
  Fund-Guaranteed Insured) 5.125%
  due 08/15/22 ........................   1,000,000        949,970
Texas State Refunding Public Finance
  Authority 5.50% due 10/01/06 ........   1,000,000      1,051,650

                                          Principal
                                            Amount        Value
Texas State Department Housing
  Community Affairs Home Mortgage
  Revenue GNMA Collateral Series A
  6.95% due 07/01/23 ..................  $  380,000    $   400,094
Texas Tech University Revenues
  Refunding & Improvement Financing
  Systems 3Rd Series (AMBAC Insured)
  5.375% due 02/15/17 .................   1,000,000      1,037,910
                                                       -----------
                                                         4,468,696
Utah -- 3.34%
--------------------------------------------------------------------
Utah County Utah Hospital Revenue
  IHC Health Services Incorporated
  (MBIA Insured) 5.25% due 08/15/21 ...   1,000,000        965,690
                                                       -----------
Total Municipal Bonds
(Identified Cost $28,374,559)........................   28,524,509
--------------------------------------------------------------------
Total Investments
(Identified cost $28,374,559).....................................
                                                       $28,524,509
Other Assets Less Liabilities -- 1.48% ..............      428,135
                                                       -----------
Net Assets -- 100% ..................................  $28,952,644
--------------------------------------------------------------------

(v) Variable interest rate security; Interest rate is as of June 30, 1999. (AMBAC) American Bond Assurance Corp.
(FGIC) Financial Guaranty Insurance Corp.
(MBIA) Municipal Bond Insurance Association.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.

Enterprise Managed Fund

OpCap Advisors, Inc.
New York, New York

Investment Management

OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became Fund Manager to the Enterprise Managed Fund on October 1, 1994. Oppenheimer Capital manages approximately $60 billion for institutional clients, and its normal investment minimum is $20 million.

Investment Objective

The objective of the Enterprise Managed Fund is to seek growth of capital over time.

Investment Strategies

The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents. The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments. However, the Fund invests primarily in equity securities at times when the Fund Manager believes that the best investment values are available in the equity markets. The Fund may invest almost all of its assets in high-quality short-term money market and cash equivalent securities when the Fund Manager deems it advisable to preserve capital. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.

First Half 1999 Performance Review

Value stocks came back to life in the first half of 1999. Value stocks include those judged to be trading at market prices well below the inherent value of the business, while growth stocks include those believed to have excellent long-term earnings growth prospects. After an extended period in which stock market gains were driven by a limited number of technology and large cap growth issues, market leadership broadened to include undervalued stocks with strong business fundamentals of the type owned by the Fund.

Despite their gains in the second quarter, the types of value stocks in which the Fund invests continues to trade at a significant discount to large-cap growth stocks and the market in general. OpCap believes this bodes well for its value style in the months ahead.

Future Investment Strategy

OpCap continues to look for -- and find -- great companies with strong, sustainable cash flows; high competitive barriers; and rational managements with proven track records who are dedicated to shareholder value.

OpCap believes a long-term perspective and emphasis on buying superior undervalued businesses provide a competitive advantage as the market moves away from highly priced growth stocks toward a renewed recognition of the enduring value of a company's earnings, cash flow and competitiveness.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                       THE ENTERPRISE Group of Funds, Inc.
48

ENTERPRISE MANAGED FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                              Number
                                            of Shares
                                           or Principal
                                              Amount         Value
Common Stocks -- 81.69%
-----------------------------------------------------------------------
Aerospace -- 3.16%
-----------------------------------------------------------------------
Boeing Company ..........................      312,400   $ 13,804,175
Banking -- 9.60%
-----------------------------------------------------------------------
BankBoston Corporation ..................      145,900      7,459,137
M & T Bank Corporation ..................       18,500     10,175,000
Wells Fargo & Company ...................      570,000     24,367,500
                                                         ------------
                                                           42,001,637
Broadcasting -- 6.44%
-----------------------------------------------------------------------
Chancellor Media Corporation (a) ........       90,000      4,961,250
News Corporation Ltd. (ADR) .............      378,600     11,949,562
Time Warner Inc. ........................      153,300     11,267,550
                                                         ------------
                                                           28,178,362
Chemicals -- 6.30%
-----------------------------------------------------------------------
Du Pont (E. I.) De Nemours
  & Company .............................      275,000     18,785,937
Monsanto Company ........................      222,200      8,763,013
                                                         ------------
                                                           27,548,950
Computer Hardware -- 1.16%
-----------------------------------------------------------------------
Compaq Computer Corporation .............      213,400      5,054,913
Computer Software -- 4.91%
-----------------------------------------------------------------------
Cadence Design Systems Inc. (a) .........      173,000      2,205,750
Computer Associates International Inc.         350,000     19,250,000
                                                         ------------
                                                           21,455,750
Conglomerates -- 4.59%
-----------------------------------------------------------------------
Minnesota Mining & Manufacturing
  Company ...............................      160,000     13,910,000
Textron Inc. ............................       75,000      6,173,438
                                                         ------------
                                                           20,083,438
Finance -- 8.45%
-----------------------------------------------------------------------
Citigroup Inc. ..........................      600,000     28,500,000
Household International Inc. ............      178,500      8,456,437
                                                         ------------
                                                           36,956,437
Food & Beverages & Tobacco -- 3.07%
-----------------------------------------------------------------------
Diageo (ADR) ............................      312,300     13,428,900
Hotels & Restaurants -- 6.42%
-----------------------------------------------------------------------
McDonald's Corporation ..................      680,000     28,092,500
Insurance -- 1.29%
-----------------------------------------------------------------------
ACE Ltd. ................................      200,000      5,650,000
Machinery -- 2.57%
-----------------------------------------------------------------------
Caterpillar Inc. ........................      187,100     11,226,000
Manufacturing -- 2.79%
-----------------------------------------------------------------------
ITT Industries Inc. .....................      320,000     12,200,000
Misc. Financial Services -- 5.22%
-----------------------------------------------------------------------
Freddie Mac .............................      393,800     22,840,400

                                              Number
                                            of Shares
                                           or Principal
                                              Amount         Value
Property-Casualty Insurance -- 2.85%
-----------------------------------------------------------------------
XL Capital Ltd. (Class A) ...............      220,810   $ 12,475,765
Paper & Forest Products -- 1.68%
-----------------------------------------------------------------------
Champion International
  Corporation ...........................      153,500      7,348,813
Pharmaceuticals -- 2.09%
-----------------------------------------------------------------------
American Home Products
  Corporation ...........................      158,600      9,119,500
Printing & Publishing -- 1.54%
-----------------------------------------------------------------------
Donnelley (R. R.) & Sons Company ........      181,600      6,730,550
Telecommunications -- 5.33%
-----------------------------------------------------------------------
Motorola Inc. ...........................      105,000      9,948,750
Sprint Corporation ......................      253,000     13,361,562
                                                         ------------
                                                           23,310,312
Transportation -- 2.23%
-----------------------------------------------------------------------
UAL Corporation (a) .....................      150,000      9,750,000
                                                         ------------
Total Common Stocks
(Identified cost $281,691,957)..........................  357,256,402
-----------------------------------------------------------------------

U.S. Treasury Notes -- 9.41%
-----------------------------------------------------------------------
U.S. Treasury Note 6.50% due
  05/15/05 .............................. $40,000,000      41,128,000
                                                         ------------
Total U.S. Treasury Notes
(Identified cost $42,637,500)..........................    41,128,000
-----------------------------------------------------------------------
Commercial Paper -- 5.70%
-----------------------------------------------------------------------
American Express Credit
  Corporation, 5.12% due 07/28/99 .......  10,000,000       9,961,600
Ford Motor Credit Company
  4.98% due 07/19/99 ....................  15,000,000      14,962,650
                                                         ------------
Total Commercial Paper
(Identified cost $24,924,250)...........................   24,924,250
-----------------------------------------------------------------------

Short-Term Government Securities -- 3.42%
-----------------------------------------------------------------------
Federal National Mortgage
  Association Discount Note,
  4.89% due 07/20/99 ....................  15,000,000      14,961,288
                                                         ------------
Total Short-Term Government Securities
(Identified cost $14,961,288)...........................   14,961,288
-----------------------------------------------------------------------

                       THE ENTERPRISE Group of Funds, Inc.

--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                               Number
                                             of Shares
                                            or Principal
                                               Amount         Value
Repurchase Agreement -- 0.81%
-------------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Bond
  $3,820,000, 3.625% due 04/15/28
  Value $3,665,010 .......................  $3,560,000    $  3,560,000
                                                          ------------
Total Repurchase Agreement
(Identified cost $3,560,000)..........................       3,560,000
----------------------------------------------------------------------
Total Investments
(Identified cost $367,774,995)........................    $441,829,940
Other Assets Less Liabilities -- (1.03)% .............      (4,495,610)
                                                          ------------
Net Assets -- 100% ...................................    $437,334,330
----------------------------------------------------------------------

(a) Non-income producing security.
(ADR) American Depository Receipt.

See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.
50

Enterprise Money Market Fund

Enterprise Capital Management, Inc.
Atlanta, Georgia

Investment Management

Enterprise Capital Management, Inc., which provides mutual fund investment advisory services for The Enterprise Group of Funds, is a member of The MONY Group, Inc. (NYSE:MNY) and has managed the Enterprise Money Market Fund since May 1, 1992.

Investment Objective

The objective of the Enterprise Money Market Fund is the highest possible level of current income consistent with the preservation of capital and liquidity.

Investment Strategies

The Money Market Fund invests in a diversified portfolio of high quality dollar-denominated money market instruments, which present minimal credit risks in the judgment of the Fund Manager. The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook of the market.

First Half 1999 Performance Review

During the first half of 1999, U.S. financial markets have gradually regained a measure of stability clearly lacking in the second half of 1998. The equity markets made new highs while the fixed-income markets adjusted to the widely anticipated and telegraphed (since the Federal Reserve's tightening bias adopted at the May 18 Federal Open Market Committee ("FOMC" meeting) 0.25 percent increase in the federal funds rate at the June 29-30 FOMC meeting. The U.S. Treasury market spent much of this time in retreat as the long bond's yield moved above 6 percent for the first time since May 1998. In like fashion, yields on money market securities generally increased about 0.25 percent during the past few months.

The Fed felt compelled to increase interest rates based on the continued buoyant performance of the U.S. economy despite the relative absence of inflationary signs. The Fed's implicit "taking back" some or all of last year's cumulative
0.75 percent easing is on the minds of some market participants. The current estimate of first quarter real GDP is 4.1 percent with the second quarter tracking similarly, a level not likely to provide comfort to Federal Reserve Board members wary of falling behind the curve in addressing above-trend economic growth and inevitable pressures leading to an uptick in inflation. Strength in U.S. retail sales, equity markets, labor markets, etc. provided sufficient cover for the Fed to raise interest rates.

Future Investment Strategy

Accompanying the rate increase was a move by the FOMC to remove the tightening bias from its policy directive, going to a neutral stance on near-term prospective interest rate moves. There has been much debate as to the implications of the bias removal, but it seems that, presented with further evidence that the U.S. economy refuses to glide toward a desired 3-3.5 percent real GDP path, the Fed will not hesitate to move interest rates up again in the third quarter. The fixed-income markets are pricing in at least one more Fed tightening in 1999. Such a move at the August 24 Fed meeting is possible. To avoid falling behind the inflation curve, the Fed may err on the side of preemptively tightening in the months ahead. The Fed could move sooner rather than later: it may likely find itself in the position of providing increased liquidity in the fourth quarter to address Y2K distortions just beginning to become evident in the markets. Thus, there may soon come a time to lock in attractive money market yields extending into the year 2000, but we have not yet reached that point.

Going forward, the average maturity of the Fund will be adjusted selectively to capitalize on opportunities where the Fund will be rewarded for duration extension. The Fund is being managed to react quickly to the change of investor expectations. Short maturity investments allow flexibility, while some longer maturity investments lock in yields.

An investment in the Enterprise Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the Fund Manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE MONEY MARKET FUND
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                             Number
                                           of Shares
                                          or Principal
                                             Amount         Value
Commercial Paper -- 94.55%
----------------------------------------------------------------------
American Express Credit Corporation,
  4.80% due 07/06/99 .................. $1,500,000       $1,499,000
American Express Credit Corporation,
  4.83% due 07/12/99 ..................  1,500,000        1,497,786
American Express Credit Corporation,
  4.84% due 07/09/99 ..................  1,300,000        1,298,602
American Express Credit Corporation,
  4.86% due 07/06/99 ..................  1,400,000        1,399,055
American Express Credit Corporation,
  4.94% due 07/19/99 ..................  3,500,000        3,491,355
Associates Corporation of North
  America, 4.85% due 07/23/99 .........  1,500,000        1,495,554
Associates Corporation of North
  America, 4.85% due 07/28/99 .........  1,000,000          996,363
Associates Corporation of North
  America, 5.10% due 09/24/99 .........  6,500,000        6,421,729
Bank of America
  4.87% due 08/25/99 ..................  1,000,000          992,560
Capital One Funding Corporation
  5.11% due 03/01/17 ..................  2,100,000        2,100,000
Ciesco LP
  4.82% due 07/07/99 ..................  8,000,000        7,993,573
CIT Group Holdings Inc.
  4.84% due 07/13/99 ..................  6,000,000        5,990,320
Coca Cola Enterprises Inc.
  4.83% due 08/27/99 ..................  7,500,000        7,442,644
Commercial Credit Company
  4.85% due 07/07/99 ..................  1,000,000          999,192
Conagra Inc.
  5.09% due 07/02/99 ..................  1,688,000        1,687,761
Countrywide Home Loans Inc.
  4.92% due 07/08/99 ..................  2,200,000        2,197,895
Countrywide Home Loans Inc.
  4.98% due 07/23/99 ..................  7,000,000        6,978,697
CSX Corporation
  5.09% due 07/09/99 ..................  1,500,000        1,498,303
Edison Asset Securitization
  4.81% due 08/30/99 ..................  2,400,000        2,380,760
Edison Asset Securitization
  4.85% due 07/01/99 ..................  2,900,000        2,900,000
Edison Asset Securitization
  4.98% due 07/30/99 ..................  1,000,000          995,988
Enterprise Funding Corporation
  4.91% due 07/14/99 ..................  1,000,000          998,227
Enterprise Funding Corporation
  5.00% due 07/22/99 ..................  2,027,000        2,021,088
Enterprise Funding Corporation
  5.05% due 08/19/99 ..................  1,000,000          993,126
Enterprise Funding Corporation
  5.07% due 08/03/99 ..................  2,400,000        2,388,846
Enterprise Funding Corporation
  5.10% due 07/21/99 ..................  1,002,000          999,161
Enterprise Funding Corporation
  5.10% due 07/28/99 ..................  1,194,000        1,189,433

                                             Number
                                           of Shares
                                          or Principal
                                             Amount         Value
Finova Capital Corporation
  4.88% due 08/27/99 .................. $4,500,000       $4,465,230
Finova Capital Corporation
  5.10% due 08/09/99 ..................  4,500,000        4,475,138
Ford Motor Credit Company
  4.82% due 07/09/99 ..................  1,000,000          998,929
Ford Motor Credit Company
  5.20% due 09/23/99 ..................  2,500,000        2,469,667
General Electric Capital Corporation,
  4.81% due 07/07/99 ..................  5,000,000        4,995,992
General Electric Capital Corporation,
  4.81% due 07/09/99 ..................  1,700,000        1,698,183
General Motors Acceptance
  Corporation, 4.81% due 07/12/99 .....  2,000,000        1,997,061
General Motors Acceptance
  Corporation, 4.87% due 07/12/99 .....  2,900,000        2,895,685
General Motors Acceptance
  Corporation, 5.01% due 07/22/99 .....  4,000,000        3,988,310
Golden Funding Corporation
  5.08% due 08/03/99 ..................  9,000,000        8,958,090
Goldman Sachs Group
  5.08% due 07/15/99 ..................  4,000,000        4,000,000
Goldman Sachs Group LP
  5.40% due 02/25/00 ..................  2,000,000        2,000,000
Heller Financial Inc.
  5.00% due 07/20/99 ..................  3,500,000        3,490,764
Heller Financial Inc.
  5.05% due 07/27/99 ..................  5,000,000        4,981,764
Houston Industries Finance Company,
  5.08% due 07/14/99 ..................  1,500,000        1,497,248
J P Morgan & Company Inc.
  4.85% due 08/20/99 ..................  6,875,000        6,828,689
Lehman Brothers Holdings Inc.
  6.15% due 03/15/00 ..................  3,000,000        3,006,702
MCI Worldcom Inc.
  5.02% due 07/13/99 ..................  1,500,000        1,497,490
Merrill Lynch & Company Inc.
  4.80% due 07/06/99 ..................  1,000,000          999,333
Montauk Funding Corporation
  4.89% due 08/06/99 ..................  2,500,000        2,487,775
Montauk Funding Corporation
  4.91% due 07/20/99 ..................  5,000,000        4,987,043
Norfolk Southern Corporation
  5.20% due 07/22/99 ..................  1,100,000        1,096,663
Sears Roebuck Acceptance
  Corporation, 4.85% due 07/09/99 .....  3,000,000        2,996,767
Sears Roebuck Acceptance
  Corporation, 5.13% due 07/20/99 .....  4,000,000        3,989,170
Transamerica Commercial Finance
  5.00% due 09/09/99 ..................  6,200,000        6,139,722
Transamerica Finance Corporation
  Discount Cp, 5.10% due 08/27/99 .....  2,400,000        2,380,620
TRW Incorporated
  5.23% due 07/13/99 ..................  1,000,000          998,257
Windmill Funding Corporation
  4.85% due 07/06/99 ..................  2,500,000        2,498,316

                      THE ENTERPRISE Group of Funds, Inc.
52
--------------------------------------------------------------------------------
Portfolio of Investments (Unaudited)
June 30, 1999
--------------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount          Value
Windmill Funding Corporation
  4.88% due 07/01/99 ..................... $1,000,000       $  1,000,000
Windmill Funding Corporation
  4.88% due 08/25/99 .....................  2,000,000          1,985,088
Windmill Funding Corporation
  4.92% due 07/12/99 .....................  1,000,000            998,497
Windmill Funding Corporation
  4.92% due 07/15/99 .....................  2,000,000          1,996,173
                                                            ------------
Total Commercial Paper
(Identified cost $169,645,384)..........................     169,645,384
------------------------------------------------------------------------
Federal Home Loan Banks -- 2.23%
---------------------------------------------------------------------------
Federal Home Loan Banks
  5.00% due 02/10/00 .....................  4,000,000          4,000,000
                                                            ------------
Total Federal Home Loan Banks
(Identified cost $4,000,000)............................       4,000,000
------------------------------------------------------------------------
Certificates of Deposit -- 2.79%
---------------------------------------------------------------------------
Union Bank Treasury Division
  4.90% due 08/20/99 .....................  5,000,000          5,000,000
                                                            ------------
Total Certificates of Deposit
(Identified cost $5,000,000)............................       5,000,000
------------------------------------------------------------------------
Asset-Backed Securities -- 2.23%
---------------------------------------------------------------------------
Asset Backed Securities
  Investment Trust Series 1997-E,
  4.988% due 07/15/99 ....................  1,000,000          1,000,000
Syndicated Loan Funding Trust
  Series 1998 7 Senior Secured Note
  5.138% due 07/15/99 ....................  3,000,000          3,000,000
                                                            ------------
Total Asset-Backed Securities
(Identified cost $4,000,000)............................       4,000,000
------------------------------------------------------------------------

                                                Number
                                              of Shares
                                             or Principal
                                                Amount          Value
Repurchase Agreement -- 0.90%
---------------------------------------------------------------------------
State Street Bank & Trust Repurchase
  Agreement, 4.25% due 07/01/99
  Collateral: U.S. Treasury Bond
  $1,745,000, 3.625% due 04/15/28
  Value $1,719,997 ....................... $1,625,000       $  1,625,000
                                                            ------------
Total Repurchase Agreement
(Identified cost $1,625,000)..............................     1,625,000
---------------------------------------------------------------------------
Total Investments
(Identified cost $184,270,384)............................  $184,270,384
Other Assets Less Liabilities -- (2.70)% ...............      (4,846,361)
                                                            ------------
Net Assets -- 100% .......................................  $179,424,023
---------------------------------------------------------------------------

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

Statements of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------

                                                                   Growth Fund      Equity Fund
                                                                ----------------- ---------------
Assets:
 Investments at value                                            $2,033,317,472     $21,508,031
 Receivable for fund shares sold                                     10,898,769          65,095
 Receivable for investments sold                                             --              --
 Dividends and interest receivable                                    1,172,520          17,302
 Due from investment adviser                                                 --          10,492
 Forward currency contracts (net) receivable                                 --              --
 Cash and other assets                                                  103,364          52,712
  Total assets                                                   $2,045,492,125     $21,653,632
-----------------------------------------------------------------------------------------------
Liabilities:
 Payable for fund shares redeemed                                     5,717,766          14,886
 Payable for investments purchased                                   14,966,289         387,752
 Dividends and distributions payable                                         --              89
 Investment advisory fees payable                                     1,188,217          12,764
 Distribution fees payable                                            1,062,254          13,483
 Accrued expenses and other liabilities                                 853,857          68,416
  Total liabilities                                              $   23,788,383     $   497,390
-----------------------------------------------------------------------------------------------
Net assets                                                       $2,021,703,742     $21,156,242
Analysis of net assets
Paid-in capital                                                   1,475,692,864      18,383,031
Undistributed (accumulated) net investment income (loss)             (5,790,966)        (10,410)
Undistributed (accumulated) net realized gain (loss) on
 investments                                                         49,924,105         507,923
Unrealized appreciation (depreciation) on investments and
 foreign currency denominated amounts                               501,877,739       2,275,698
Net assets                                                       $2,021,703,742     $21,156,242
-----------------------------------------------------------------------------------------------
Class A: Net assets                                              $1,080,036,412     $ 7,803,790
Shares outstanding                                                   46,873,700       1,095,626
Net asset value and redemption price per share                   $        23.04     $      7.12
Sales charge per share                                           $         1.15     $      0.36
Maximum offering price per share, including sales charge of
  4.75%                                                          $        24.19     $      7.48
-----------------------------------------------------------------------------------------------
Class B: Net assets                                              $  655,603,228     $11,108,940
Shares outstanding                                                   29,147,005       1,573,099
Net asset value and offering price per share                     $        22.49     $      7.06
-----------------------------------------------------------------------------------------------
Class C: Net assets                                              $  217,960,005     $ 2,156,800
Shares outstanding                                                    9,573,763         305,299
Net asset value and offering price per share                     $        22.77     $      7.06
-----------------------------------------------------------------------------------------------
Class Y: Net assets                                              $   68,104,097     $    86,712
Shares outstanding                                                    2,901,207          12,215
Net asset value, offering and redemption price per share         $        23.47     $      7.10
-----------------------------------------------------------------------------------------------
Investments at cost                                              $1,531,439,733     $19,232,333

                                                                     Growth                           Capital
                                                                   and Income     Equity Income     Appreciation
                                                                      Fund             Fund             Fund
                                                                --------------- ----------------- ---------------
Assets:
 Investments at value                                            $105,090,273     $ 177,256,602    $171,675,754
 Receivable for fund shares sold                                      942,615           320,709       1,347,076
 Receivable for investments sold                                           --           286,529              --
 Dividends and interest receivable                                     45,104           252,047          43,587
 Due from investment adviser                                            3,141                --              --
 Forward currency contracts (net) receivable                               --                --              --
 Cash and other assets                                                 29,341            26,661          49,342
  Total assets                                                   $106,110,474     $ 178,142,548    $173,115,759
---------------------------------------------------------------------------------------------------------------
Liabilities:
 Payable for fund shares redeemed                                      23,161            22,096         259,887
 Payable for investments purchased                                    832,018                --       1,623,150
 Dividends and distributions payable                                       --            21,091              --
 Investment advisory fees payable                                      60,291           107,613          98,748
 Distribution fees payable                                             48,855            88,420          70,151
 Accrued expenses and other liabilities                                74,531           149,525         104,897
  Total liabilities                                              $  1,038,856     $     388,745    $  2,156,833
---------------------------------------------------------------------------------------------------------------
Net assets                                                       $105,071,618     $ 177,753,803    $170,958,926
Analysis of net assets
Paid-in capital                                                    79,371,624       123,665,607      96,065,097
Undistributed (accumulated) net investment income (loss)              (82,961)           13,102        (909,991)
Undistributed (accumulated) net realized gain (loss) on
 investments                                                         (198,713)        2,948,458      16,538,179
Unrealized appreciation (depreciation) on investments and
 foreign currency denominated amounts                              25,981,668        51,126,636      59,265,641
Net assets                                                       $105,071,618     $ 177,753,803    $170,958,926
---------------------------------------------------------------------------------------------------------------
Class A: Net assets                                              $ 36,980,228     $ 122,969,892    $144,152,651
Shares outstanding                                                  1,072,482         4,092,421       3,404,735
Net asset value and redemption price per share                   $      34.48     $       30.05    $      42.34
Sales charge per share                                           $       1.72     $        1.50    $       2.11
Maximum offering price per share, including sales charge of
  4.75%                                                          $      36.20     $       31.55    $      44.45
---------------------------------------------------------------------------------------------------------------
Class B: Net assets                                              $ 40,943,491     $  45,906,549    $ 24,072,278
Shares outstanding                                                  1,195,695         1,547,498         586,735
Net asset value and offering price per share                     $      34.24     $       29.67    $      41.03
---------------------------------------------------------------------------------------------------------------
Class C: Net assets                                              $  6,697,867     $   8,754,465    $  2,483,540
Shares outstanding                                                    195,526           293,568          59,352
Net asset value and offering price per share                     $      34.26     $       29.82    $      41.84
---------------------------------------------------------------------------------------------------------------
Class Y: Net assets                                              $ 20,450,032     $     122,897    $    250,457
Shares outstanding                                                    589,347             4,094           5,874
Net asset value, offering and redemption price per share         $      34.70     $       30.02    $      42.64
---------------------------------------------------------------------------------------------------------------
Investments at cost                                              $ 79,108,605     $ 126,129,966    $112,410,113

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
54

     SMALL           SMALL                           GLOBAL
    COMPANY      COMPANY VALUE   INTERNATIONAL     FINANCIAL        GOVERNMENT
  GROWTH FUND         FUND        GROWTH FUND    SERVICES FUND   SECURITIES FUND
--------------- --------------- --------------- --------------- -----------------

 $ 33,235,334    $214,447,989     $73,046,573    $ 14,220,431     $116,481,235
      385,480       1,823,316       1,361,957         190,628          512,867
      807,492              --       1,427,933              --               --
           --         125,079         125,497          21,565          831,636
        9,142              --              --          11,196            5,805
           --              --         315,465           3,429               --
       22,742          23,600         870,185          25,272           28,907
 $ 34,460,190    $216,419,984     $77,147,610    $ 14,472,521     $117,860,450
------------------------------------------------------------------------------

       14,672         165,131          25,625          14,207           28,707
      238,100       2,084,938         122,151          45,344               --
           --           3,124          51,670              --          490,099
       26,025         123,423          51,559           9,611           57,886
       14,829         120,237          31,405           4,552           57,097
       55,988         160,745       1,284,911          77,892           87,358
 $    349,614    $  2,657,598     $ 1,567,321    $    151,606     $    721,147
------------------------------------------------------------------------------
 $ 34,110,576    $213,762,386     $75,580,289    $ 14,320,915     $117,139,303

   28,448,437     186,653,537      65,802,411      12,437,140      123,675,674
     (216,385)       (541,095)         (8,035)        111,425          (74,423)

   (2,827,524)      9,752,811       6,529,276         101,607       (3,907,411)

    8,706,048      17,897,133       3,256,637       1,670,743       (2,554,537)
 $ 34,110,576    $213,762,386     $75,580,289    $ 14,320,915     $117,139,303
------------------------------------------------------------------------------
 $ 11,101,175    $104,814,266     $41,389,927    $  4,310,207     $ 73,037,921
      430,480      11,958,169       2,201,902         669,073        6,182,336
 $      25.79    $       8.77     $     18.80    $       6.44     $      11.81
 $       1.29    $       0.44     $      0.94    $       0.32     $       0.59

 $      27.08    $       9.21     $     19.74    $       6.76     $      12.40
------------------------------------------------------------------------------
 $ 11,544,541    $ 81,883,193     $16,258,198    $  3,491,618     $ 32,414,895
      455,388       9,582,887         879,934         545,262        2,745,294
 $      25.35    $       8.54     $     18.48    $       6.40     $      11.81
------------------------------------------------------------------------------
 $  3,042,445    $ 26,529,450     $ 3,906,959    $    419,627     $  4,409,985
      119,564       3,044,172         209,736          65,444          373,404
 $      25.45    $       8.71     $     18.63    $       6.41     $      11.81
------------------------------------------------------------------------------
 $  8,422,415    $    535,477     $14,025,205    $  6,099,463     $  7,276,502
      324,608          59,909         744,585         945,005          616,162
 $      25.95    $       8.94     $     18.84    $       6.45     $      11.81
------------------------------------------------------------------------------
 $ 24,529,286    $196,550,856     $70,103,272    $ 12,555,152     $119,035,772


   High-Yield      Tax-Exempt                         Money Market
   Bond Fund       Income Fund      Managed Fund          Fund
--------------- ---------------- ----------------- -----------------

 $115,032,797     $ 28,524,509     $ 441,829,940     $ 184,270,384
      417,254           61,634           494,896           322,179
      216,451               --                --                --
    2,575,022          448,523           494,949           292,386
       10,012            9,346                --                --
           --               --                --                --
       26,536           64,921            42,178            92,646
 $118,278,072     $ 29,108,933     $ 442,861,963     $ 184,977,595
------------------------------------------------------------------

      138,645            4,000           688,883         4,739,995
    1,197,449               --         4,107,493                --
      762,730           92,594                --           678,317
       57,462           12,090           266,793            54,339
       62,071           13,753           206,247                --
       93,445           33,852           258,217            80,921
 $  2,311,802     $    156,289     $   5,527,633     $   5,553,572
------------------------------------------------------------------
 $115,966,270     $ 28,952,644     $ 437,334,330     $ 179,424,023

  123,251,861       28,468,313       344,348,777       179,424,023
           --               --         1,154,741                --

   (1,425,104)         334,381        17,775,867                --

   (5,860,487)         149,950        74,054,945                --
 $115,966,270     $ 28,952,644     $ 437,334,330     $ 179,424,023
------------------------------------------------------------------
 $ 70,190,955     $ 22,456,367     $ 168,811,606     $ 152,938,563
    6,211,115        1,681,120        17,163,669       152,938,563
 $      11.30     $      13.36     $        9.84     $        1.00
 $       0.56     $       0.67     $        0.49                --

 $      11.86     $      14.03     $       10.33     $        1.00
------------------------------------------------------------------
 $ 37,457,996     $  5,171,910     $ 167,413,771     $  17,464,175
    3,315,077          387,343        17,234,165        17,464,175
 $      11.30     $      13.35     $        9.71     $        1.00
------------------------------------------------------------------
 $  6,275,711     $  1,260,954     $  11,672,009     $   5,959,435
      555,282           94,386         1,202,310         5,959,435
 $      11.30     $      13.36     $        9.71     $        1.00
------------------------------------------------------------------
 $  2,041,608     $     63,413     $  89,436,944     $   3,061,850
      180,678            4,749         9,081,155         3,061,850
 $      11.30     $      13.35     $        9.85     $        1.00
------------------------------------------------------------------
 $120,893,284     $ 28,374,559     $ 367,774,995     $ 184,270,384

                      THE ENTERPRISE Group of Funds, Inc.

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 1999
--------------------------------------------------------------------------------

                                                                                    EQUITY
                                                                GROWTH FUND          FUND
                                                              --------------- -----------------
INVESTMENT INCOME:
 Dividends                                                     $  5,373,789      $  117,947(1)
 Interest                                                         2,790,389          51,940
  Total                                                           8,164,178         169,887
EXPENSES:
 Investment advisory fees                                         6,516,439          69,681
 Distribution fees, Class A                                       2,138,321          15,644
 Distribution fees, Class B                                       2,723,975          48,588
 Distribution fees, Class C                                         883,385           9,220
 Transfer agent fees                                              1,102,641          64,270
 Custodian and accounting fees                                      112,013          21,472
 Audit and legal fees                                                56,222          11,161
 Reports to shareholders                                            215,667           3,230
 Registration fees                                                   50,828          18,444
 Directors' fees                                                      5,812           1,795
 Other expenses                                                     149,841           2,663
   Total expenses                                                13,955,144         266,168
  Less: Expense reimbursement                                            --         (85,871)
  Total expenses, net of reimbursement                           13,955,144         180,297
Net investment income (loss)                                     (5,790,966)        (10,410)
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions               65,033,232         426,952
 Net realized gain (loss) on foreign currency transactions               --              --
 Net change in unrealized gain (loss) on investments and
  foreign currency related transactions                          92,736,517       1,423,228
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          157,769,749       1,850,180
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $151,978,783      $1,839,770
                                                                    GROWTH             EQUITY           CAPITAL
                                                                  AND INCOME           INCOME         APPRECIATION
                                                                     FUND               FUND              FUND
                                                              ----------------- ------------------- ---------------
INVESTMENT INCOME:
 Dividends                                                       $  400,708(1)     $  1,720,991(1)   $    163,313
 Interest                                                           148,879             152,306           110,014
  Total                                                             549,587           1,873,297           273,327
EXPENSES:
 Investment advisory fees                                           290,598             602,388           570,412
 Distribution fees, Class A                                          56,338             259,098           297,317
 Distribution fees, Class B                                         143,504             190,180            91,641
 Distribution fees, Class C                                          27,163              36,645             7,063
 Transfer agent fees                                                100,878             153,718           140,036
 Custodian and accounting fees                                       27,539              33,418            19,748
 Audit and legal fees                                                11,905              15,915            15,308
 Reports to shareholders                                             13,098              20,253            16,558
 Registration fees                                                   18,065              21,233            16,935
 Directors' fees                                                      1,855               2,057             1,395
 Other expenses                                                       6,242               6,697             6,905
   Total expenses                                                   697,185           1,341,602         1,183,318
  Less: Expense reimbursement                                       (63,358)            (12,234)               --
  Total expenses, net of reimbursement                              633,827           1,329,368         1,183,318
Net investment income (loss)                                        (84,240)            543,929          (909,991)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security transactions                 (200,064)          2,056,520        16,666,307
 Net realized gain (loss) on foreign currency transactions               --                  --                --
 Net change in unrealized gain (loss) on investments and
  foreign currency related transactions                          14,456,821          16,016,744        (1,262,883)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           14,256,757          18,073,264        15,403,424
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $14,172,517        $ 18,617,193      $ 14,493,433

(1) Net of foreign taxes withheld of $339 for Equity, $2,383 for Growth and Income, $4,300 for Equity Income, $518 for Small Company Growth, $99,468 for International Growth, $11,297 for Global Financial Services, and $22,683 for Managed.

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
56

                                                        GLOBAL
      SMALL           SMALL                           FINANCIAL
     COMPANY         COMPANY      INTERNATIONAL        SERVICES
   GROWTH FUND     VALUE FUND      GROWTH FUND           FUND
---------------- -------------- ----------------- -----------------

   $  40,927(1)   $   843,366     $   700,111(1)     $  196,090(1)
      23,460          259,194          36,745             5,560
      64,387        1,102,560         736,856           201,650

     143,798          646,459         312,219            46,839
      19,956          192,323          90,727             6,039
      46,388          338,011          80,045            11,105
      13,111           94,945          18,359             1,445
      73,823          274,808         113,633            31,344
      19,681           15,637         108,380            29,331
      11,363           14,661          12,947            10,059
       6,045           25,349          11,699             1,362
      16,444           25,030          15,979            23,500
       1,795            1,421           1,863             2,506
       1,444           15,011           2,367             1,774
     353,848        1,643,655         768,218           165,304
     (73,076)              --          (9,746)          (75,079)
     280,772        1,643,655         758,472            90,225
    (216,385)        (541,095)        (21,616)          111,425

   2,217,976        9,244,636      10,291,508           126,000
          --               --      (2,932,190)          (32,573)

   2,309,537        9,894,085      (6,505,826)          506,542
   4,527,513       19,138,721         853,492           599,969
   $4,311,128     $18,597,626     $   831,876        $  711,394

   GOVERNMENT                      TAX-EXEMPT                           MONEY
   SECURITIES      HIGH-YIELD        INCOME           MANAGED          MARKET
      FUND         BOND FUND          FUND              FUND            FUND
--------------- --------------- --------------- ------------------- ------------

 $          --   $       5,625   $          --     $  2,600,304(1)   $       --
     3,831,056       5,515,963         741,096        1,936,782       4,394,955
     3,831,056       5,521,588         741,096        4,537,086       4,394,955

       341,965         352,598          73,561        1,597,033         306,542
       164,160         162,603          52,931          374,683              --
       148,710         184,688          24,097          798,983              --
        19,460          31,496           5,077           57,972              --
        99,676         110,510          32,003          377,625         119,354
        29,472          35,537          16,997           43,834          26,258
        14,094          12,466          10,069           28,579           9,039
        17,557          18,620           4,382           60,799          15,864
        14,764          18,627          14,815           27,211          24,537
         1,955           1,965           1,795            2,665           2,236
         7,678           3,925           1,588           12,961          10,365
       859,491         933,035         237,315        3,382,345         514,195
       (42,711)        (54,734)        (59,844)              --              --
       816,780         878,301         177,471        3,382,345         514,195
     3,014,276       4,643,287         563,625        1,154,741       3,880,760

       (18,093)     (1,477,332)        227,944       12,612,132              --
            --              --              --               --              --

    (3,179,926)       (959,378)     (1,289,596)      11,769,087              --
    (3,198,019)     (2,436,710)     (1,061,652)      24,381,219              --
 $    (183,743)  $   2,206,577   $    (498,027)    $ 25,535,960      $3,880,760

                      THE ENTERPRISE Group of Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    GROWTH FUND
                                                        ------------------------------------
                                                          (UNAUDITED)
                                                            SIX MONTHS        YEAR ENDED
                                                              ENDED          DECEMBER 31,
                                                          JUNE 30, 1999          1998
                                                        ----------------- ------------------
From operations:
 Net investment income (loss)                            $   (5,790,966)   $   (7,737,334)
 Net realized gain (loss) on investments                     65,033,232        48,382,838
 Net change in unrealized gain (loss) on investments         92,736,517       242,454,975
Increase (decrease) in net assets resulting from
 operations                                                 151,978,783       283,100,479
Distributions to shareholders from:
 Net investment income, Class A                                      --           (11,564)
 Net investment income, Class B                                      --              (417)
 Net investment income, Class C                                      --            (4,198)
 Net investment income, Class Y                                      --               (42)
 Net realized gains on investments Class A                           --       (38,585,631)
 Net realized gains on investments Class B                           --       (20,943,603)
 Net realized gains on investments Class C                           --        (6,012,830)
 Net realized gains on investments Class Y                           --        (2,811,699)
Total dividends and distributions to shareholders                    --       (68,369,984)
From capital share transactions:
Class A
 Shares sold                                                373,031,370       475,086,024
 Reinvestment of distributions                                       --        37,006,136
 Shares redeemed                                           (205,334,645)     (240,646,180)
 Net increase (decrease) - Class A                          167,696,725       271,445,980
Class B
 Shares sold                                                193,681,325       229,554,640
 Reinvestment of distributions                                       --        20,187,422
 Shares redeemed                                            (30,953,926)      (28,733,003)
 Net increase (decrease) - Class B                          162,727,399       221,009,059
Class C
 Shares sold                                                 88,176,490        99,187,822
 Reinvestment of distributions                                       --         5,852,001
 Shares redeemed                                            (18,171,399)      (12,495,435)
 Net increase (decrease) - Class C                           70,005,091        92,544,388
Class Y
 Shares sold                                                 11,466,241        31,656,834
 Reinvestment of distributions                                       --         2,181,730
 Shares redeemed                                            (10,044,265)      (28,103,666)
 Net increase (decrease) - Class Y                            1,421,976         5,734,898
Total increase (decrease) in net assets resulting from
 capital share transactions                                 401,851,191       590,734,325
Total increase (decrease) in net assets                     553,829,974       805,464,820
Net assets:
 Beginning of period                                     $1,467,873,768    $  662,408,948
 End of period                                           $2,021,703,742    $1,467,873,768

                                                                 EQUITY FUND               GROWTH AND INCOME FUND
                                                        ------------------------------ -------------------------------
                                                          (UNAUDITED)                    (UNAUDITED)
                                                           SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                             ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                                                         JUNE 30, 1999       1998       JUNE 30, 1999        1998
                                                        --------------- -------------- --------------- ---------------
FROM OPERATIONS:
 Net investment income (loss)                           $   (10,410)    $    32,525     $    (84,240)  $   170,856
 Net realized gain (loss) on investments                    426,952         174,726         (200,064)      474,045
 Net change in unrealized gain (loss) on investments      1,423,228         477,834       14,456,821     5,535,514
Increase (decrease) in net assets resulting from
 operations                                               1,839,770         685,085       14,172,517     6,180,415
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income, Class A                                  --         (23,216)              --       (49,655)
 Net investment income, Class B                                  --         (10,634)              --       (13,413)
 Net investment income, Class C                                  --          (1,711)              --        (1,356)
 Net investment income, Class Y                                  --            (386)              --      (107,244)
 Net realized gains on investments Class A                       --         (25,454)              --      (128,692)
 Net realized gains on investments Class B                       --         (32,207)              --      (168,132)
 Net realized gains on investments Class C                       --          (5,525)              --       (36,761)
 Net realized gains on investments Class Y                       --            (218)              --      (144,116)
Total dividends and distributions to shareholders                --         (99,351)              --      (649,369)
From capital share transactions:
CLASS A
 Shares sold                                              2,032,072       4,275,470       18,560,184    13,648,983
 Reinvestment of distributions                                   --          39,040               --       174,612
 Shares redeemed                                         (1,641,940)     (1,091,690)      (2,892,526)   (2,458,043)
 Net increase (decrease) - Class A                          390,132       3,222,820       15,667,658    11,365,552
CLASS B
 Shares sold                                              2,876,106       9,402,016       16,643,383    18,581,974
 Reinvestment of distributions                                   --          41,050               --       173,334
 Shares redeemed                                         (1,476,097)     (2,754,989)      (2,820,004)   (1,648,252)
 Net increase (decrease) - Class B                        1,400,009       6,688,077       13,823,379    17,107,056
CLASS C
 Shares sold                                                831,120       1,411,627        3,725,957     4,168,315
 Reinvestment of distributions                                   --           7,109               --        36,716
 Shares redeemed                                           (360,830)       (237,070)      (2,675,812)     (444,827)
 Net increase (decrease) - Class C                          470,290       1,181,666        1,050,145     3,760,204
CLASS Y
 Shares sold                                                 23,375          55,800        1,908,800     2,595,184
 Reinvestment of distributions                                   --              68               --       250,373
 Shares redeemed                                                 --              --       (3,069,721)   (2,482,459)
 Net increase (decrease) - Class Y                           23,375          55,868       (1,160,921)      363,098
Total increase (decrease) in net assets resulting from
 capital share transactions                               2,283,806      11,148,431       29,380,261    32,595,910
Total increase (decrease) in net assets                   4,123,576      11,734,165       43,552,778    38,126,956
NET ASSETS:
 Beginning of period                                    $17,032,666     $ 5,298,501     $ 61,518,840   $23,391,884
 End of period                                          $21,156,242     $17,032,666     $105,071,618   $61,518,840

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
58

       EQUITY INCOME FUND           CAPITAL APPRECIATION FUND       SMALL COMPANY GROWTH FUND       SMALL COMPANY VALUE FUND
-------------------------------- -------------------------------- ------------------------------ -------------------------------
  (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)                    (UNAUDITED)
   SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
     ENDED        DECEMBER 31,        ENDED        DECEMBER 31,        ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
 JUNE 30, 1999        1998        JUNE 30, 1999        1998        JUNE 30, 1999       1998       JUNE 30, 1999        1998
--------------- ---------------- --------------- ---------------- --------------- -------------- --------------- ---------------
 $     543,929   $   1,650,992    $    (909,991)  $  (1,336,298)   $   (216,385)   $   (348,252)  $    (541,095)  $    (732,234)
     2,056,520       9,777,817       16,666,307      19,025,360       2,217,976      (4,822,173)      9,244,636       4,934,895
    16,016,744       2,185,780       (1,262,883)     16,876,956       2,309,537       4,125,149       9,894,085        (888,315)
    18,617,193      13,614,589       14,493,433      34,566,018       4,311,128      (1,045,276)     18,597,626       3,314,346

      (475,500)     (1,347,963)              --          (3,981)             --              --              --          (3,491)
       (88,473)       (250,476)              --          (2,159)             --              --              --          (2,710)
       (16,231)        (41,379)              --              --              --              --              --            (883)
          (736)         (1,942)              --              --              --              --              --              --
            --      (7,896,363)              --     (20,305,457)             --              --              --      (2,153,716)
            --      (2,412,973)              --      (2,296,049)             --              --              --      (1,656,937)
            --        (397,433)              --        (156,338)             --              --              --        (365,249)
            --          (8,549)              --         (34,063)             --              --              --          (7,161)
      (580,940)    (12,357,078)              --     (22,798,047)             --              --              --      (4,190,147)


    10,662,427      19,311,952       43,241,470      35,319,635       4,115,023       6,801,056      49,998,438      81,669,430
       458,179       8,929,816               --      19,629,603              --              --              --       2,070,187
   (12,411,585)    (16,538,197)     (43,266,288)    (47,296,498)     (2,577,898)     (2,975,141)    (34,286,774)    (49,169,722)
    (1,290,979)     11,703,571          (24,818)      7,652,740       1,537,125       3,825,915      15,711,664      34,569,895

    11,045,377      16,906,603        9,643,962       7,868,911       3,675,595       8,068,502      21,332,398      50,674,685
        88,473       2,494,182               --       2,237,821              --              --              --       1,591,999
    (3,264,391)     (4,409,445)      (2,006,722)     (3,856,735)     (2,326,253)     (2,063,663)     (8,491,784)    (11,540,525)
     7,869,459      14,991,340        7,637,240       6,249,997       1,349,342       6,004,839      12,840,614      40,726,159

     5,428,520       4,251,624        1,950,103         917,554       1,032,659       2,206,846      12,866,984      12,908,849
        16,231         420,408               --         153,448              --              --              --         352,181
    (3,136,123)       (746,044)        (632,947)       (161,592)       (855,937)       (506,686)     (2,782,373)     (1,644,958)
     2,308,628       3,925,988        1,317,156         909,410         176,722       1,700,160      10,084,611      11,616,072

         6,838         110,250           45,636         208,176         370,526       1,178,645         295,909         221,282
            58             930               --          15,972              --              --              --           7,161
        (9,764)             --          (21,446)        (18,086)     (2,153,589)     (5,183,044)        (80,005)        (78,860)
        (2,868)        111,180           24,190         206,062      (1,783,063)     (4,004,399)        215,904         149,583

     8,884,240      30,732,079        8,953,768      15,018,209       1,280,126       7,526,515      38,852,793      87,061,709
    26,920,493      31,989,590       23,447,201      26,786,180       5,591,254       6,481,239      57,450,419      86,185,908

 $ 150,833,310   $ 118,843,720    $ 147,511,725   $ 120,725,545    $ 28,519,322    $ 22,038,083   $ 156,311,967   $  70,126,059
 $ 177,753,803   $ 150,833,310    $ 170,958,926   $ 147,511,725    $ 34,110,576    $ 28,519,322   $ 213,762,386   $ 156,311,967

                      THE ENTERPRISE Group of Funds, Inc.

--------------------------------------------------------------------------------

                                                                                                       GLOBAL FINANCIAL
                                                                 INTERNATIONAL GROWTH FUND               SERVICES FUND
                                                              -------------------------------- ---------------------------------
                                                                                                                 FOR THE PERIOD
                                                                (UNAUDITED)                      (UNAUDITED)    OCTOBER 1, 1998
                                                                 SIX MONTHS      YEAR ENDED       SIX MONTHS        THROUGH
                                                                   ENDED        DECEMBER 31,        ENDED         DECEMBER 31,
                                                               JUNE 30, 1999        1998        JUNE 30, 1999         1998
                                                              --------------- ---------------- --------------- -----------------
FROM OPERATIONS:
 Net investment income (loss)                                 $   (21,616)    $   169,565       $   111,425     $    7,863
 Net realized gain (loss) on investments                        7,359,318       1,530,125            93,427            316
 Net change in unrealized gain (loss) on investments           (6,505,826)      6,756,237           506,542      1,164,201
Increase (decrease) in net assets resulting from operations       831,876       8,455,927           711,394      1,172,380
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income, Class A                                        --        (108,820)               --             --
 Net investment income, Class B                                        --          (1,058)               --             --
 Net investment income, Class C                                        --          (2,049)               --             --
 Net investment income, Class Y                                        --         (92,335)               --             --
 Net realized gains on investments Class A                       (649,089)       (329,025)               --             --
 Net realized gains on investments Class B                       (264,279)       (121,910)               --             --
 Net realized gains on investments Class C                        (63,091)        (25,397)               --             --
 Net realized gains on investments Class Y                       (223,538)       (102,033)               --             --
Total dividends and distributions to shareholders              (1,199,997)       (782,627)               --             --
From capital share transactions:
CLASS A
 Shares sold                                                    9,412,892       9,516,243         3,353,028      1,452,204
 Reinvestment of distributions                                    616,409         422,857                --             --
 Shares redeemed                                               (9,906,332)    (11,162,315)         (639,399)      (129,788)
 Net increase (decrease) - Class A                                122,969      (1,223,215)        2,713,629      1,322,416
CLASS B
 Shares sold                                                    4,167,119      12,740,631         2,736,546      1,150,088
 Reinvestment of distributions                                    251,397         120,205                --             --
 Shares redeemed                                               (4,055,046)     (8,121,910)         (410,538)      (190,737)
 Net increase (decrease) - Class B                                363,470       4,738,926         2,326,008        959,351
CLASS C
 Shares sold                                                    1,632,541       3,010,422           426,504        222,535
 Reinvestment of distributions                                     56,984          24,651                --             --
 Shares redeemed                                               (1,257,823)       (917,430)         (237,133)       (26,021)
 Net increase (decrease) - Class C                                431,702       2,117,643           189,371        196,514
CLASS Y
 Shares sold                                                    5,899,661       8,304,283            25,787      4,713,342
 Reinvestment of distributions                                    223,537         194,336                --             --
 Shares redeemed                                               (5,435,581)     (7,458,814)           (9,277)            --
 Net increase (decrease) - Class Y                                687,617       1,039,805            16,510      4,713,342
Total increase (decrease) in net assets resulting from
 capital share transactions                                     1,605,758       6,673,159         5,245,518      7,191,623
Total increase (decrease) in net assets                         1,237,637      14,346,459         5,956,912      8,364,003
NET ASSETS:
 Beginning of period                                          $74,342,652     $59,996,193       $ 8,364,003     $       --
 End of period                                                $75,580,289     $74,342,652       $14,320,915     $8,364,003

                                                                GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                                                (UNAUDITED)
                                                                 SIX MONTHS      YEAR ENDED
                                                                   ENDED        DECEMBER 31,
                                                               JUNE 30, 1999        1998
                                                              --------------- ---------------
FROM OPERATIONS:
 Net investment income (loss)                                 $  3,014,276    $  5,388,020
 Net realized gain (loss) on investments                           (18,093)         73,735
 Net change in unrealized gain (loss) on investments            (3,179,926)        754,081
Increase (decrease) in net assets resulting from operations       (183,743)      6,215,836
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income, Class A                                 (1,978,873)     (3,896,434)
 Net investment income, Class B                                   (723,080)       (936,305)
 Net investment income, Class C                                    (94,980)        (83,616)
 Net investment income, Class Y                                   (217,343)       (471,665)
 Net realized gains on investments Class A                              --              --
 Net realized gains on investments Class B                              --              --
 Net realized gains on investments Class C                              --              --
 Net realized gains on investments Class Y                              --              --
Total dividends and distributions to shareholders               (3,014,276)     (5,388,020)
From capital share transactions:
CLASS A
 Shares sold                                                    19,085,805      22,163,314
 Reinvestment of distributions                                   1,306,686       2,999,537
 Shares redeemed                                               (16,944,215)    (22,837,964)
 Net increase (decrease) - Class A                               3,448,276       2,324,887
CLASS B
 Shares sold                                                    10,794,784      25,436,261
 Reinvestment of distributions                                     498,013         756,772
 Shares redeemed                                                (5,157,519)    (11,444,391)
 Net increase (decrease) - Class B                               6,135,278      14,748,642
CLASS C
 Shares sold                                                     2,714,588       3,877,365
 Reinvestment of distributions                                      74,577          79,085
 Shares redeemed                                                (1,348,820)     (1,372,631)
 Net increase (decrease) - Class C                               1,440,345       2,583,819
CLASS Y
 Shares sold                                                       515,323         982,969
 Reinvestment of distributions                                     182,006         467,956
 Shares redeemed                                                  (496,464)     (1,813,505)
 Net increase (decrease) - Class Y                                 200,865        (362,580)
Total increase (decrease) in net assets resulting from
 capital share transactions                                     11,224,764      19,294,768
Total increase (decrease) in net assets                          8,026,745      20,122,584
NET ASSETS:
 Beginning of period                                          $109,112,558    $ 88,989,974
 End of period                                                $117,139,303    $109,112,558

See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
60

      HIGH-YIELD BOND FUND           TAX-EXEMPT INCOME FUND
-------------------------------- ------------------------------
  (UNAUDITED)                      (UNAUDITED)
   SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED
     ENDED        DECEMBER 31,        ENDED       DECEMBER 31,
 JUNE 30, 1999        1998        JUNE 30, 1999       1998
--------------- ---------------- --------------- --------------
 $   4,643,287   $   7,868,188    $    563,625    $  1,170,489
    (1,477,332)      1,471,176         227,944         746,552
      (959,378)     (7,542,908)     (1,289,596)       (320,248)
     2,206,577       1,796,456        (498,027)      1,596,793

    (2,926,343)     (5,459,924)       (463,447)     (1,024,552)
    (1,393,166)     (2,042,690)        (81,611)       (128,996)
      (236,965)       (273,307)        (17,147)        (16,647)
       (86,813)        (92,256)         (1,420)           (293)
            --        (997,754)             --        (524,341)
            --        (480,676)             --         (97,566)
            --         (74,900)             --         (16,735)
            --         (26,418)             --          (1,473)
    (4,643,287)     (9,447,925)       (563,625)     (1,810,603)


    10,575,565      26,180,156       6,191,256       4,758,439
     1,893,332       5,184,552         291,354       1,239,726
   (13,460,316)    (20,189,403)     (6,900,468)     (5,829,298)
      (991,419)     11,175,305        (417,858)        168,867

     8,360,822      26,716,825       1,638,587       2,501,000
       883,430       1,974,137          54,090         188,983
    (6,484,723)    (10,886,369)       (791,504)     (1,073,717)
     2,759,529      17,804,593         901,173       1,616,266

     3,252,831       5,863,205         667,572         731,438
       161,016         291,593          12,155          28,617
    (2,389,738)     (1,836,334)       (151,872)       (157,608)
     1,024,109       4,318,464         527,855         602,447

       207,033       1,250,831              --          66,447
        71,398         119,053             299             402
      (223,538)        (52,838)             --              --
        54,893       1,317,046             299          66,849

     2,847,112      34,615,408       1,011,469       2,454,429
       410,402      26,963,939         (50,183)      2,240,619

 $ 115,555,868   $  88,591,929    $ 29,002,827    $ 26,762,208
 $ 115,966,270   $ 115,555,868    $ 28,952,644    $ 29,002,827

                          MANAGED FUND                    MONEY MARKET FUND
                -------------------------------- -----------------------------------
  (UNAUDITED)     (UNAUDITED)                       (UNAUDITED)
   SIX MONTHS      SIX MONTHS      YEAR ENDED        SIX MONTHS        YEAR ENDED
     ENDED           ENDED        DECEMBER 31,         ENDED          DECEMBER 31,
 JUNE 30, 1999   JUNE 30, 1999        1998         JUNE 30, 1999          1998
--------------- --------------- ---------------- ----------------- -----------------
 $   4,643,287   $   1,154,741   $   1,920,876    $     3,880,760   $     5,409,072
    (1,477,332)     12,612,132      30,494,153                 --                --
      (959,378)     11,769,087     (10,504,129)                --                --
     2,206,577      25,535,960      21,910,900          3,880,760         5,409,072

    (2,926,343)             --        (885,601)        (3,381,780)       (4,735,359)
    (1,393,166)             --        (147,987)          (296,228)         (392,136)
      (236,965)             --         (43,801)          (132,084)         (138,096)
       (86,813)             --        (849,714)           (70,668)         (143,481)
            --              --     (10,259,117)                --                --
            --              --      (9,542,938)                --                --
            --              --        (692,449)                --                --
            --              --      (5,205,913)                --                --
    (4,643,287)             --     (27,627,520)        (3,880,760)       (5,409,072)


    10,575,565      21,923,946      44,993,325        309,495,742       413,364,732
     1,893,332              --      10,727,403          2,663,195         4,556,487
   (13,460,316)    (38,155,591)    (36,345,519)      (299,710,524)     (345,896,926)
      (991,419)    (16,231,645)     19,375,209         12,448,413        72,024,293

     8,360,822      17,834,503      66,722,575         25,020,656        32,792,113
       883,430              --       9,333,309            217,617           351,316
    (6,484,723)    (21,334,238)    (21,471,933)       (17,921,359)      (28,976,415)
     2,759,529      (3,499,735)     54,583,951          7,316,914         4,167,014

     3,252,831       2,663,618      10,395,540         14,495,897        15,657,662
       161,016              --         707,800             79,878           112,867
    (2,389,738)     (3,337,757)     (2,469,630)       (13,296,588)      (12,111,247)
     1,024,109        (647,139)      8,633,710          1,279,187         3,659,282

       207,033      11,650,367      30,057,893            166,529         2,877,556
        71,398              --       6,055,002             57,212           131,097
      (223,538)    (16,820,096)    (26,931,170)          (574,198)       (2,296,440)
        54,893      (5,169,729)      9,181,725           (350,457)          712,213

     2,847,112     (25,575,248)     91,774,595         20,694,057        80,562,802
       410,402         (39,288)     86,057,975         20,694,057        80,562,802

 $ 115,555,868   $ 437,373,618   $ 351,315,643    $   158,729,966   $    78,167,164
 $ 115,966,270   $ 437,334,330   $ 437,373,618    $   179,424,023   $   158,729,966

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
A Annualized.
B Not annualized.
C Total return does not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly.
F Based on average monthly shares outstanding for the period.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                       (UNAUDITED)
                                                     SIX MONTHS ENDED
ENTERPRISE GROWTH FUND (CLASS A)                      JUNE 30, 1999
--------------------------------------------------- -----------------
Net Asset Value Beginning of Period                    $   21.07
Net Investment Income (Loss)                               (0.05)(F)
Net Realized and Unrealized Gain (Loss) on
 Investments                                                2.02
                                                       ---------
Total from Investment Operations                            1.97
                                                       ---------
Dividends from Net Investment Income                          --
Distributions from Capital Gains                              --
                                                       ---------
Total Distributions                                           --
                                                       ---------
Net Asset Value End of Period                          $   23.04
                                                       ---------
Total Return(C)                                             9.35%(B)
Net Assets End of Period (in thousands)               $1,080,037
Ratio of Expenses to Average Net Assets                     1.39%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                   1.39%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                (0.46)%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                            (0.46)%(A)
Portfolio Turnover Rate                                       17%

                                                                          YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
ENTERPRISE GROWTH FUND (CLASS A)                         1998          1997          1996          1995         1994
--------------------------------------------------- ------------- ------------- ------------- ------------- ------------
Net Asset Value Beginning of Period                    $ 16.91       $ 13.10       $ 10.44       $  7.76      $  8.26
Net Investment Income (Loss)                             (0.11)(F)     (0.07)        (0.04)        (0.03)       (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments                                              5.31          4.23          3.44          3.13        (0.06)
                                                       -------       -------       -------       -------      -------
Total from Investment Operations                          5.20          4.16          3.40          3.10        (0.08)
                                                       -------       -------       -------       -------      -------
Dividends from Net Investment Income                        --            --            --            --           --
Distributions from Capital Gains                         (1.04)        (0.35)        (0.74)        (0.42)       (0.42)
                                                       -------       -------       -------       -------      -------
Total Distributions                                      (1.04)        (0.35)        (0.74)        (0.42)       (0.42)
                                                       -------       -------       -------       -------      -------
Net Asset Value End of Period                          $ 21.07       $ 16.91       $ 13.10       $ 10.44      $  7.76
                                                       -------       -------       -------       -------      -------
Total Return(C)                                          30.94%        31.76%        32.60%        39.98%       (0.99)%
Net Assets End of Period (in thousands)               $827,567      $424,280      $196,752      $122,559      $88,375
Ratio of Expenses to Average Net Assets                   1.48%         1.43%(E)      1.53%(E)      1.60%        1.56%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                 1.48%         1.43%(E)      1.53%(E)      1.60%        1.56%
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                              (0.58)%       (0.55)%       (0.39)%       (0.35)%      (0.30)%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                          (0.58)%       (0.55)%       (0.39)%       (0.35)%      (0.30)%
Portfolio Turnover Rate                                     28%           22%           30%           45%          65%

                                                                  (UNAUDITED)             YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  ----------------------------------------
ENTERPRISE GROWTH FUND (CLASS B)                                 JUNE 30, 1999        1998          1997         1996
------------------------------------------------------------- ------------------ ------------- ------------- ------------
Net Asset Value Beginning of Period                               $  20.62          $ 16.66       $ 12.97      $ 10.41
Net Investment Income (Loss)                                         (0.11)(F)        (0.21)(F)     (0.11)       (0.06)
Net Realized and Unrealized Gain (Loss) on Investments                1.98             5.21          4.15         3.36
                                                                  --------          -------       --------     -------
Total from Investment Operations                                      1.87             5.00          4.04         3.30
                                                                  --------          -------       --------     -------
Dividends from Net Investment Income                                    --               --            --           --
Distributions from Capital Gains                                        --            (1.04)        (0.35)       (0.74)
                                                                  --------          -------       --------     -------
Total Distributions                                                     --            (1.04)        (0.35)       (0.74)
                                                                  --------          -------       --------     -------
Net Asset Value End of Period                                     $  22.49          $ 20.62       $ 16.66      $ 12.97
                                                                  --------          -------       --------     -------
Total Return(D)                                                       9.07%(B)        30.20%        31.15%       31.73%
Net Assets End of Period (in thousands)                           $655,603         $446,473      $166,932      $36,483
Ratio of Expenses to Average Net Assets                               1.95%(A)         2.03%         1.98%(E)     2.10%(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.95%(A)         2.03%         1.98%(E)     2.10%(E)
Ratio of Net Investment Income (Loss) to Average Net Assets          (1.00)%(A)       (1.13)%       (1.10)%      (0.96)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (1.00)%(A)       (1.13)%       (1.10)%      (0.96)%
Portfolio Turnover Rate                                                 17%              28%           22%          30%

                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE GROWTH FUND (CLASS B)                               THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                              $    8.69
Net Investment Income (Loss)                                         (0.02)
Net Realized and Unrealized Gain (Loss) on Investments                2.16
                                                                 ---------
Total from Investment Operations                                      2.14
                                                                 ---------
Dividends from Net Investment Income                                    --
Distributions from Capital Gains                                     (0.42)
                                                                 ---------
Total Distributions                                                  (0.42)
                                                                 ---------
Net Asset Value End of Period                                    $   10.41
                                                                 ---------
Total Return(D)                                                      24.66%(B)
Net Assets End of Period (in thousands)                          $   4,572
Ratio of Expenses to Average Net Assets                               2.15%(A)
Ratio of Expenses to Average Net Assets(Excluding Waivers)            2.15%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.82)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (0.82)%(A)
Portfolio Turnover Rate                                                 45%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
62

ENTERPRISE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE GROWTH FUND (CLASS C)                                                     JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $  20.87
Net Investment Income (Loss)                                                             (0.11)(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    2.01
                                                                                      --------
Total from Investment Operations                                                          1.90
                                                                                      --------
Dividends from Net Investment Income                                                        --
Distributions from Capital Gains                                                            --
                                                                                      --------
Total Distributions                                                                         --
                                                                                      --------
Net Asset Value End of Period                                                         $  22.77
                                                                                      --------
Total Return(D)                                                                           9.10%(B)
Net Assets End of Period (in thousands)                                               $217,960
Ratio of Expenses to Average Net Assets                                                   1.95%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               1.95%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                              (1.00)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)          (1.00)%(A)
Portfolio Turnover Rate                                                                     17%

                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE GROWTH FUND (CLASS C)                                                   DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                     $ 16.85          $   14.11
Net Investment Income (Loss)                                                              (0.21)(F)          (0.06)
Net Realized and Unrealized Gain (Loss) on Investments                                     5.27               3.15
                                                                                        -------          ---------
Total from Investment Operations                                                           5.06               3.09
                                                                                        -------          ---------
Dividends from Net Investment Income                                                         --                 --
Distributions from Capital Gains                                                          (1.04)             (0.35)
                                                                                        -------          ---------
Total Distributions                                                                       (1.04)             (0.35)
                                                                                        -------          ---------
Net Asset Value End of Period                                                           $ 20.87          $   16.85
                                                                                        -------          ---------
Total Return(D)                                                                           30.22%             21.91%(B)
Net Assets End of Period (in thousands)                                                $133,194          $  26,601
Ratio of Expenses to Average Net Assets                                                    2.04%              1.97%(A)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.04%              1.97%(A)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (1.13)%            (1.10)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (1.13)%            (1.10)%(A)
Portfolio Turnover Rate                                                                      28%                22%(A)

                                                                  (UNAUDITED)       YEAR ENDED DECEMBER 31,     FOR THE PERIOD
                                                               SIX MONTHS ENDED   ---------------------------       8/8/96
ENTERPRISE GROWTH FUND (CLASS Y)                                 JUNE 30, 1999        1998          1997       THROUGH 12/31/96
------------------------------------------------------------- ------------------  ------------  ------------  -----------------
Net Asset Value Beginning of Period                               $  21.41          $ 17.02       $ 13.12         $  11.96
Net Investment Income (Loss)                                            --(F)         (0.02)(F)     (0.02)              --
Net Realized and Unrealized Gain (Loss) on Investments                2.06             5.45          4.27             1.90
                                                                  --------          -------       -------         --------
Total from Investment Operations                                      2.06             5.43          4.25             1.90
                                                                  --------          -------       -------         --------
Dividends from Net Investment Income                                    --               --            --               --
Distributions from Capital Gains                                        --            (1.04)        (0.35)           (0.74)
                                                                  --------          -------       -------         --------
Total Distributions                                                     --            (1.04)        (0.35)           (0.74)
                                                                  --------          -------       -------         --------
Net Asset Value End of Period                                     $  23.47          $ 21.41       $ 17.02         $  13.12
                                                                  --------          -------       -------         --------
Total Return                                                          9.62%(B)        32.09%        32.40%           15.91%(B)
Net Assets End of Period (in thousands)                           $ 68,104          $60,640       $44,596         $  2,339
Ratio of Expenses to Average Net Assets                               0.94%(A)         1.03%         0.97%(E)         1.10%(A)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           0.94%(A)         1.03%         0.97%(E)         1.10%(A)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.01)%(A)       (0.13)%       (0.10)%           0.04%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (0.01)%(A)       (0.13)%       (0.10)%           0.04%(A)
Portfolio Turnover Rate                                                 17%              28%           22%              30%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE EQUITY FUND (CLASS A)                                                     JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $    6.47
Net Investment Income (Loss)                                                               0.01(F)
Net Realized and Unrealized Gain (Loss) on Investments                                     0.64
                                                                                      ---------
Total from Investment Operations                                                           0.65
                                                                                      ---------
Dividends from Net Investment Income                                                         --
Distributions from Capital Gains                                                             --
                                                                                      ---------
Total Distributions                                                                          --
                                                                                      ---------
Net Asset Value End of Period                                                         $    7.12
                                                                                      ---------
Total Return(C)                                                                           10.05%(B)
Net Assets End of Period (in thousands)                                               $   7,804
Ratio of Expenses to Average Net Assets                                                    1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.52%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                0.22%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (0.70)%(A)
Portfolio Turnover Rate                                                                      31%

                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE EQUITY FUND (CLASS A)                                                   DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $   5.96          $    5.00
Net Investment Income (Loss)                                                               0.03               0.01
Net Realized and Unrealized Gain (Loss) on Investments                                     0.53               1.05
                                                                                       --------          ---------
Total from Investment Operations                                                           0.56               1.06
                                                                                       --------          ---------
Dividends from Net Investment Income                                                      (0.02)                --
Distributions from Capital Gains                                                          (0.03)             (0.10)
                                                                                       --------          ---------
Total Distributions                                                                       (0.05)             (0.10)
                                                                                       --------          ---------
Net Asset Value End of Period                                                          $   6.47          $    5.96
                                                                                       --------          ---------
Total Return(C)                                                                            9.38%             21.30%(B)
Net Assets End of Period (in thousands)                                                $  6,741          $   3,196
Ratio of Expenses to Average Net Assets                                                    1.60%              1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.73%              6.52%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                0.59%              0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (0.54)%            (4.66)%(A)
Portfolio Turnover Rate                                                                      35%                69%(A)

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE EQUITY FUND (CLASS B)                                                     JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $    6.43
Net Investment Income (Loss)                                                              (0.01)(F)
Net Realized and Unrealized Gain (Loss) on Investments                                     0.64
                                                                                      ---------
Total from Investment Operations                                                           0.63
                                                                                      ---------
Dividends from Net Investment Income                                                         --
Distributions from Capital Gains                                                             --
                                                                                      ---------
Total Distributions                                                                          --
                                                                                      ---------
Net Asset Value End of Period                                                         $    7.06
                                                                                      ---------
Total Return(D)                                                                            9.80%(B)
Net Assets End of Period (in thousands)                                               $  11,109
Ratio of Expenses to Average Net Assets                                                    2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                3.08%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (0.32)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (1.25)%(A)
Portfolio Turnover Rate                                                                      31%

                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE EQUITY FUND (CLASS B)                                                   DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $   5.94          $    5.00
Net Investment Income (Loss)                                                                 --                 --
Net Realized and Unrealized Gain (Loss) on Investments                                     0.53               1.04
                                                                                       --------          ---------
Total from Investment Operations                                                           0.53               1.04
                                                                                       --------          ---------
Dividends from Net Investment Income                                                      (0.01)                --
Distributions from Capital Gains                                                          (0.03)             (0.10)
                                                                                       --------          ---------
Total Distributions                                                                       (0.04)             (0.10)
                                                                                       --------          ---------
Net Asset Value End of Period                                                          $   6.43          $    5.94
                                                                                       --------          ---------
Total Return(D)                                                                            8.82%             20.80%(B)
Net Assets End of Period (in thousands)                                                $  8,731          $   1,820
Ratio of Expenses to Average Net Assets                                                    2.15%              2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                3.29%              6.21%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                0.07%             (0.23)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (1.07)%            (4.29)%(A)
Portfolio Turnover Rate                                                                      35%                69%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
64

ENTERPRISE EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE EQUITY FUND (CLASS C)                                                     JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $    6.44
Net Investment Income (Loss)                                                              (0.01)(F)
Net Realized and Unrealized Gain (Loss) on Investments                                     0.63
                                                                                      ---------
Total from Investment Operations                                                           0.62
                                                                                      ---------
Dividends from Net Investment Income                                                         --
Distributions from Capital Gains                                                             --
                                                                                      ---------
Total Distributions                                                                          --
                                                                                      ---------
Net Asset Value End of Period                                                         $    7.06
                                                                                      ---------
Total Return(D)                                                                            9.63%(B)
Net Assets End of Period (in thousands)                                               $   2,157
Ratio of Expenses to Average Net Assets                                                    2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                3.08%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (0.31)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (1.23)%(A)
Portfolio Turnover Rate                                                                      31%

                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE EQUITY FUND (CLASS C)                                                   DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $   5.94          $    5.00
Net Investment Income (Loss)                                                               0.01                 --
Net Realized and Unrealized Gain (Loss) on Investments                                     0.53               1.04
                                                                                       --------          ---------
Total from Investment Operations                                                           0.54               1.04
                                                                                       --------          ---------
Dividends from Net Investment Income                                                      (0.01)                --
Distributions from Capital Gains                                                          (0.03)             (0.10)
                                                                                       --------          ---------
Total Distributions                                                                       (0.04)             (0.10)
                                                                                       --------          ---------
Net Asset Value End of Period                                                          $   6.44          $    5.94
                                                                                       --------          ---------
Total Return(D)                                                                            8.98%             20.89%(B)
Net Assets End of Period (in thousands)                                                $  1,504          $     283
Ratio of Expenses to Average Net Assets                                                    2.15%              2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                3.28%              6.01%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                0.09%             (0.21)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (1.03)%            (4.07)%(A)
Portfolio Turnover Rate                                                                      35%                69%(A)

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       10/14/98
ENTERPRISE EQUITY FUND (CLASS Y)                                                     JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                   $   6.43           $   5.86
Net Investment Income (Loss)                                                              0.02(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments                                    0.65               0.63
                                                                                      --------           --------
Total from Investment Operations                                                          0.67               0.64
                                                                                      --------           --------
Dividends from Net Investment Income                                                        --              (0.04)
Distributions from Capital Gains                                                            --              (0.03)
                                                                                      --------           --------
Total Distributions                                                                         --              (0.07)
                                                                                      --------           --------
Net Asset Value End of Period                                                         $   7.10           $   6.43
                                                                                      --------           --------
Total Return                                                                             10.42%(B)          10.93%(B)
Net Assets End of Period (in thousands)                                               $     86           $     57
Ratio of Expenses to Average Net Assets                                                   1.15%(A)           1.13%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               2.09%(A)           2.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               0.68%(A)           1.04%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)          (0.25)%(A)         (0.11)%(A)
Portfolio Turnover Rate                                                                     31%                35%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED
ENTERPRISE GROWTH AND INCOME FUND (CLASS A)                      JUNE 30, 1999
------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                               $   29.01
Net Investment Income (Loss)                                          (0.01)(F)
Net Realized and Unrealized Gain (Loss) on Investments                 5.48
                                                                  ---------
Total from Investment Operations                                       5.47
                                                                  ---------
Dividends from Net Investment Income                                     --
Distributions from Capital Gains                                         --
                                                                  ---------
Total Distributions                                                      --
                                                                  ---------
Net Asset Value End of Period                                     $   34.48
                                                                  ---------
Total Return(C)                                                       18.86%(B)
Net Assets End of Period (in thousands)                           $  36,980
Ratio of Expenses to Average Net Assets                                1.50%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            1.67%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.08)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.24)%(A)
Portfolio Turnover Rate                                                   2%

                                                                                    FOR THE PERIOD    FOR THE PERIOD
                                                                   YEAR ENDED           10/1/97           7/17/97
ENTERPRISE GROWTH AND INCOME FUND (CLASS A)                    DECEMBER 31, 1998   THROUGH 12/31/97   THROUGH 9/30/97
------------------------------------------------------------- ------------------- ------------------ ----------------
Net Asset Value Beginning of Period                                 $ 25.19           $   25.71         $   25.05
Net Investment Income (Loss)                                           0.14                0.01                --
Net Realized and Unrealized Gain (Loss) on Investments                 4.00                0.04              0.66
                                                                    -------           ---------         ---------
Total from Investment Operations                                       4.14                0.05              0.66
                                                                    -------           ---------         ---------
Dividends from Net Investment Income                                  (0.09)              (0.11)               --
Distributions from Capital Gains                                      (0.23)              (0.46)               --
                                                                    -------           ---------         ---------
Total Distributions                                                   (0.32)              (0.57)               --
                                                                    -------           ---------         ---------
Net Asset Value End of Period                                       $ 29.01           $   25.19         $   25.71
                                                                    -------           ---------         ---------
Total Return(C)                                                       16.50%               0.20%(B)          2.63%(B)
Net Assets End of Period (in thousands)                             $16,664           $   4,032         $   1,109
Ratio of Expenses to Average Net Assets                                1.50%               1.50%(A)          1.50%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            1.93%               2.11%(A)          4.47%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets            0.41%               0.56%(A)          0.07%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.03)%             (0.04)%(A)        (2.90)%(A)
Portfolio Turnover Rate                                                   5%                  1%(A)            16%(A)

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED
ENTERPRISE GROWTH AND INCOME FUND (CLASS B)                      JUNE 30, 1999
------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                               $   28.90
Net Investment Income (Loss)                                          (0.10)(F)
Net Realized and Unrealized Gain (Loss) on Investments                 5.44
                                                                  ---------
Total from Investment Operations                                       5.34
                                                                  ---------
Dividends from Net Investment Income                                     --
Distributions from Capital Gains                                         --
                                                                  ---------
Total Distributions                                                      --
                                                                  ---------
Net Asset Value End of Period                                     $   34.24
                                                                  ---------
Total Return(D)                                                       18.48%(B)
Net Assets End of Period (in thousands)                            $ 40,944
Ratio of Expenses to Average Net Assets                                2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.64)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.80)%(A)
Portfolio Turnover Rate                                                   2%

                                                                                    FOR THE PERIOD    FOR THE PERIOD
                                                                   YEAR ENDED           10/1/97           7/17/97
ENTERPRISE GROWTH AND INCOME FUND (CLASS B)                    DECEMBER 31, 1998   THROUGH 12/31/97   THROUGH 9/30/97
------------------------------------------------------------- ------------------- ------------------ ----------------
Net Asset Value Beginning of Period                                 $ 25.15           $   25.68         $   25.05
Net Investment Income (Loss)                                           0.05               (0.01)            (0.01)
Net Realized and Unrealized Gain (Loss) on Investments                 3.95                0.03              0.64
                                                                    -------           ---------         ---------
Total from Investment Operations                                       4.00                0.02              0.63
                                                                    -------           ---------         ---------
Dividends from Net Investment Income                                  (0.02)              (0.09)               --
Distributions from Capital Gains                                      (0.23)              (0.46)               --
                                                                    -------           ---------         ---------
Total Distributions                                                   (0.25)              (0.55)               --
                                                                    -------           ---------         ---------
Net Asset Value End of Period                                       $ 28.90           $   25.15         $   25.68
                                                                    -------           ---------         ---------
Total Return(D)                                                       15.95%               0.07%(B)          2.51%(B)
Net Assets End of Period (in thousands)                             $21,891           $   3,257         $     992
Ratio of Expenses to Average Net Assets                                2.05%               2.05%(A)          2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.48%               2.66%(A)          4.59%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.17)%             (0.02)%(A)        (0.34)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.60)%             (0.63)%(A)        (2.87)%(A)
Portfolio Turnover Rate                                                   5%                  1%(A)            16%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
66

ENTERPRISE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED
ENTERPRISE GROWTH AND INCOME FUND (CLASS C)                      JUNE 30, 1999
------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                               $   28.91
Net Investment Income (Loss)                                          (0.10)(F)
Net Realized and Unrealized Gain (Loss) on Investments                 5.45
                                                                  ---------
Total from Investment Operations                                       5.35
                                                                  ---------
Dividends from Net Investment Income                                     --
Distributions from Capital Gains                                         --
                                                                  ---------
Total Distributions                                                      --
                                                                  ---------
Net Asset Value End of Period                                     $   34.26
                                                                  ---------
Total Return(D)                                                       18.51%(B)
Net Assets End of Period (in thousands)                             $ 6,698
Ratio of Expenses to Average Net Assets                                2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.67)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.83)%(A)
Portfolio Turnover Rate                                                   2%
                                                                                    FOR THE PERIOD    FOR THE PERIOD
                                                                   YEAR ENDED           10/1/97           7/17/97
ENTERPRISE GROWTH AND INCOME FUND (CLASS C)                    DECEMBER 31, 1998   THROUGH 12/31/97   THROUGH 9/30/97
------------------------------------------------------------- ------------------- ------------------ ----------------
Net Asset Value Beginning of Period                                $  25.15           $   25.68         $   25.05
Net Investment Income (Loss)                                           0.06               (0.02)            (0.01)
Net Realized and Unrealized Gain (Loss) on Investments                 3.94                0.05              0.64
                                                                   --------           ---------         ---------
Total from Investment Operations                                       4.00                0.03              0.63
                                                                   --------           ---------         ---------
Dividends from Net Investment Income                                  (0.01)              (0.10)               --
Distributions from Capital Gains                                      (0.23)              (0.46)               --
                                                                   --------           ---------         ---------
Total Distributions                                                   (0.24)              (0.56)               --
                                                                   --------           ---------         ---------
Net Asset Value End of Period                                      $  28.91           $   25.15         $   25.68
                                                                   --------           ---------         ---------
Total Return(D)                                                       15.95%               0.10%(B)          2.51%(B)
Net Assets End of Period (in thousands)                            $  4,654           $     561         $      99
Ratio of Expenses to Average Net Assets                                2.05%               2.05%(A)          2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.49%               2.64%(A)          4.60%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.16)%              0.03%(A)         (0.39)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.60)%             (0.56)%(A)        (2.94)%(A)
Portfolio Turnover Rate                                                   5%                  1%(A)            16%(A)

                                       (UNAUDITED)
ENTERPRISE GROWTH AND               SIX MONTHS ENDED       YEAR ENDED
INCOME FUND (CLASS Y)                 JUNE 30, 1999    DECEMBER 31, 1998
---------------------------------- ------------------ -------------------
Net Asset Value Beginning of
 Period                                 $ 29.13             $ 25.24
Net Investment Income (Loss)               0.05(F)             0.29
Net Realized and Unrealized Gain
 (Loss) on Investments                     5.52                4.00
                                        -------             -------
Total from Investment Operations           5.57                4.29
                                        -------             -------
Dividends from Net Investment
 Income                                      --               (0.17)
Distributions from Capital Gains             --               (0.23)
                                        -------             -------
Total Distributions                          --               (0.40)
                                        -------             -------
Net Asset Value End of Period           $ 34.70             $ 29.13
                                        -------             -------
Total Return                              19.12%(B)           17.08%
Net Assets End of Period (in
 thousands)                             $20,450             $18,310
Ratio of Expenses to Average Net
 Assets                                    1.05%(A)            1.05%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                1.21%(A)            1.48%
Ratio of Net Investment Income
 (Loss) to Average Net Assets              0.35%(A)            0.89%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                       0.19%(A)            0.45%
Portfolio Turnover Rate                       2%                  5%

                                     FOR THE PERIOD       YEAR        YEAR        YEAR        YEAR
ENTERPRISE GROWTH AND                    10/1/97         ENDED       ENDED       ENDED       ENDED
INCOME FUND (CLASS Y)               THROUGH 12/31/97    9/30/97     9/30/96     9/30/95     9/30/94
---------------------------------- ------------------ ----------- ----------- ----------- -----------
Net Asset Value Beginning of
 Period                                 $ 25.73         $ 20.11    $ 16.69     $ 12.72     $  12.08
Net Investment Income (Loss)               0.06            0.35       0.21        0.13         0.15
Net Realized and Unrealized Gain
 (Loss) on Investments                     0.02            6.18       3.45        4.22         0.74
                                        -------         -------    -------     -------     --------
Total from Investment Operations           0.08            6.53       3.66        4.35         0.89
                                        -------         -------    -------     -------     --------
Dividends from Net Investment
 Income                                   (0.11)          (0.20)      (0.24)      (0.16)      (0.14)
Distributions from Capital Gains          (0.46)          (0.71)         --       (0.22)      (0.11)
                                        -------         -------    --------    --------    --------
Total Distributions                       (0.57)          (0.91)      (0.24)      (0.38)      (0.25)
                                        -------         -------    --------    --------    --------
Net Asset Value End of Period           $ 25.24         $ 25.73    $ 20.11     $ 16.69     $  12.72
                                        -------         -------    --------    --------    --------
Total Return                               0.31%(B)       33.55%      22.21%      35.24%       7.47%
Net Assets End of Period (in
 thousands)                             $15,542         $15,428    $  8,865    $  5,657    $  3,639
Ratio of Expenses to Average Net
 Assets                                    1.05%(A)        0.99%       0.97%       0.90%       0.90%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                1.68%(A)        2.20%       2.05%       2.20%       2.23%
Ratio of Net Investment Income
 (Loss) to Average Net Assets              0.96%(A)        0.88%       1.23%       1.52%       1.17%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                       0.33%(A)       (0.33)%      0.15%       0.22%      (0.16)%
Portfolio Turnover Rate                       1%(A)          16%         18%         25%         10%

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE EQUITY INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                           (UNAUDITED)
                                                         SIX MONTHS ENDED
ENTERPRISE EQUITY INCOME FUND (CLASS A)                    JUNE 30, 1999
-------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                           $ 26.89
Net Investment Income (Loss)                                     0.12(F)
Net Realized and Unrealized Gain (Loss) on Investments           3.16
                                                              -------
Total from Investment Operations                                 3.28
                                                              -------
Dividends from Net Investment Income                            (0.12)
Distributions from Capital Gains                                   --
                                                              -------
Total Distributions                                             (0.12)
                                                              -------
Net Asset Value End of Period                                 $ 30.05
                                                              -------
Total Return(C)                                                 12.19%(B)
Net Assets End of Period (in thousands)                      $122,970
Ratio of Expenses to Average Net Assets                          1.50%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                        1.51%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          0.84%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      0.82%(A)
Portfolio Turnover Rate                                            12%

                                                                           YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
ENTERPRISE EQUITY INCOME FUND (CLASS A)                      1998         1997        1996        1995        1994
-------------------------------------------------------- ------------ ----------- ----------- ----------- -----------
Net Asset Value Beginning of Period                        $  26.42     $ 22.44     $ 20.73     $ 16.43     $ 17.75
Net Investment Income (Loss)                                   0.36        0.17        0.41        0.45        0.44
Net Realized and Unrealized Gain (Loss) on Investments         2.52        5.95        3.27        5.00       (0.53)
                                                           --------     -------     -------     -------     -------
Total from Investment Operations                               2.88        6.12        3.68        5.45       (0.09)
                                                           --------     -------     -------     -------     -------
Dividends from Net Investment Income                          (0.35)      (0.15)      (0.40)      (0.45)      (0.44)
Distributions from Capital Gains                              (2.06)      (1.99)      (1.57)      (0.70)      (0.79)
                                                           --------     -------     -------     -------     -------
Total Distributions                                           (2.41)      (2.14)      (1.97)      (1.15)      (1.23)
                                                           --------     -------     -------     -------     -------
Net Asset Value End of Period                              $  26.89     $ 26.42     $ 22.44     $ 20.73     $ 16.43
                                                           --------     -------     -------     -------     -------
Total Return(C)                                               11.13%      28.08%      17.86%      33.40%      (0.49)%
Net Assets End of Period (in thousands)                    $111,275     $97,932     $72,647     $61,906     $50,926
Ratio of Expenses to Average Net Assets                        1.50%       1.50%       1.50%       1.50%       1.50%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      1.58%       1.62%       1.68%       1.78%       1.73%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                        1.32%       1.35%       1.87%       2.33%       2.50%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                    1.25%       1.23%       1.69%       2.06%       2.30%
Portfolio Turnover Rate                                          31%         33%         33%         26%         41%

                                                                  (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  -----------------------------------
ENTERPRISE EQUITY INCOME FUND (CLASS B)                          JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ------------------ ----------- ----------- -----------
Net Asset Value Beginning of Period                                $ 26.57        $ 26.17     $ 22.30     $ 20.67
Net Investment Income (Loss)                                          0.04(F)        0.20        0.12        0.24
Net Realized and Unrealized Gain (Loss) on Investments                3.12           2.49        5.83        3.30
                                                                   -------         -------     -------    -------
Total from Investment Operations                                      3.16           2.69        5.95        3.54
                                                                   -------         -------     -------    -------
Dividends from Net Investment Income                                 (0.06)          (0.23)      (0.09)      (0.34)
Distributions from Capital Gains                                        --           (2.06)      (1.99)      (1.57)
                                                                   -------         -------     -------    --------
Total Distributions                                                  (0.06)          (2.29)      (2.08)      (1.91)
                                                                   -------         -------     -------    --------
Net Asset Value End of Period                                      $ 29.67         $ 26.57     $ 26.17    $ 22.30
                                                                   -------         -------     -------    --------
Total Return(D)                                                      11.88%(B)       10.49%      27.35%      17.22%
Net Assets End of Period (in thousands)                            $45,907         $33,807     $19,055    $  5,615
Ratio of Expenses to Average Net Assets                               2.05%(A)        2.05%       2.05%       2.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.06%(A)        2.13%       2.17%       2.23%
Ratio of Net Investment Income (Loss) to Average Net Assets           0.27%(A)        0.78%       0.77%       1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  0.26%(A)        0.71%       0.65%       1.14%
Portfolio Turnover Rate                                                 12%             31%         33%         33%

                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE EQUITY INCOME FUND (CLASS B)                        THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $  18.12
Net Investment Income (Loss)                                          0.29
Net Realized and Unrealized Gain (Loss) on Investments                3.40
                                                                  --------
Total from Investment Operations                                      3.69
                                                                  --------
Dividends from Net Investment Income                                 (0.44)
Distributions from Capital Gains                                     (0.70)
                                                                  --------
Total Distributions                                                  (1.14)
                                                                  --------
Net Asset Value End of Period                                     $  20.67
                                                                  --------
Total Return(D)                                                      20.57%(B)
Net Assets End of Period (in thousands)                            $ 1,086
Ratio of Expenses to Average Net Assets                               2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.23%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           1.56%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  1.33%(A)
Portfolio Turnover Rate                                                 26%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
68

ENTERPRISE EQUITY INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                         SIX MONTHS ENDED
ENTERPRISE EQUITY INCOME FUND (CLASS C)                                    JUNE 30, 1999
----------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                          $  26.70
Net Investment Income (Loss)                                                     0.04(F)
Net Realized and Unrealized Gain (Loss) on Investments                           3.14
                                                                             --------
Total from Investment Operations                                                 3.18
                                                                             --------
Dividends from Net Investment Income                                            (0.06)
Distributions from Capital Gains                                                   --
                                                                             --------
Total Distributions                                                             (0.06)
                                                                             --------
Net Asset Value End of Period                                                $  29.82
                                                                             --------
Total Return(D)                                                                 11.89%(B)
Net Assets End of Period (in thousands)                                       $ 8,754
Ratio of Expenses to Average Net Assets                                          2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                      2.06%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                      0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Waivers)                                                              0.25%(A)
Portfolio Turnover Rate                                                            12%
                                                                                             FOR THE PERIOD FROM
                                                                             YEAR ENDED            5/1/97
ENTERPRISE EQUITY INCOME FUND (CLASS C)                                  DECEMBER 31, 1998    THROUGH 12/31/97
----------------------------------------------------------------------- ------------------- --------------------
Net Asset Value Beginning of Period                                          $  26.31             $  24.26
Net Investment Income (Loss)                                                     0.21                 0.04
Net Realized and Unrealized Gain (Loss) on Investments                           2.49                 4.14
                                                                             --------             --------
Total from Investment Operations                                                 2.70                 4.18
                                                                             --------             --------
Dividends from Net Investment Income                                            (0.25)              (0.14)
Distributions from Capital Gains                                                (2.06)              (1.99)
                                                                             --------             --------
Total Distributions                                                             (2.31)              (2.13)
                                                                             --------             --------
Net Asset Value End of Period                                                $  26.70             $  26.31
                                                                             --------             --------
Total Return(D)                                                                 10.47%               18.21%(B)
Net Assets End of Period (in thousands)                                      $  5,639             $  1,857
Ratio of Expenses to Average Net Assets                                          2.05%                2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                      2.13%                2.20%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                      0.81%                0.69%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers)                                                                        0.73%                0.54%(A)
Portfolio Turnover Rate                                                            31%                  33%(A)

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       1/22/98
ENTERPRISE EQUITY INCOME FUND (CLASS Y)                                              JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                    $ 26.87            $ 26.25
Net Investment Income (Loss)                                                              0.18(F)            0.47
Net Realized and Unrealized Gain (Loss) on Investments                                    3.15               2.69
                                                                                       -------            -------
Total from Investment Operations                                                          3.33               3.16
                                                                                       -------            -------
Dividends from Net Investment Income                                                     (0.18)             (0.48)
Distributions from Capital Gains                                                            --              (2.06)
                                                                                       -------            -------
Total Distributions                                                                      (0.18)             (2.54)
                                                                                       -------            -------
Net Asset Value End of Period                                                          $ 30.02            $ 26.87
                                                                                       -------            -------
Total Return                                                                             12.39%(B)          12.26%(B)
Net Assets End of Period (in thousands)                                                $   123            $   112
Ratio of Expenses to Average Net Assets                                                   1.05%(A)           1.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               1.06%(A)           1.13%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               1.29%(A)           1.79%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           1.28%(A)           1.72%(A)
Portfolio Turnover Rate                                                                     12%                31%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)                  JUNE 30, 1999
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $  38.59
Net Investment Income (Loss)                                        (0.22)(F)
Net Realized and Unrealized Gain (Loss) on Investments                3.97
                                                                  --------
Total from Investment Operations                                      3.75
                                                                  --------
Dividends from Net Investment Income                                    --
Distributions from Capital Gains                                        --
                                                                  --------
Total Distributions                                                     --
                                                                  --------
Net Asset Value End of Period                                     $  42.34
                                                                  --------
Total Return(C)                                                       9.72%(B)
Net Assets End of Period (in thousands)                           $144,153
Ratio of Expenses to Average Net Assets                               1.48%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.48%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets          (1.13)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (1.13)%(A)
Portfolio Turnover Rate                                                 37%

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)                     1998          1997          1996          1995
------------------------------------------------------------- ------------- ------------- ------------- -------------
Net Asset Value Beginning of Period                              $ 35.54       $ 34.21       $ 32.54       $ 28.54
Net Investment Income (Loss)                                       (0.39)(F)     (0.37)        (0.31)        (0.25)
Net Realized and Unrealized Gain (Loss) on Investments             10.55          7.31          5.69          7.59
                                                                 -------       -------       -------       -------
Total from Investment Operations                                   10.16          6.94          5.38          7.34
                                                                 -------       -------       -------       -------
Dividends from Net Investment Income                                  --            --            --            --
Distributions from Capital Gains                                   (7.11)        (5.61)        (3.71)        (3.34)
                                                                 -------       -------       -------       -------
Total Distributions                                                (7.11)        (5.61)        (3.71)        (3.34)
                                                                 -------       -------       -------       -------
Net Asset Value End of Period                                    $ 38.59       $ 35.54       $ 34.21       $ 32.54
                                                                 -------       -------       -------       -------
Total Return(C)                                                    30.15%        20.27%        16.52%        25.70%
Net Assets End of Period (in thousands)                         $131,605      $112,738      $115,253      $121,207
Ratio of Expenses to Average Net Assets                             1.52%         1.65%         1.60%(E)      1.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers)         1.52%         1.65%         1.60%(E)      1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets        (1.01)%       (1.06)%       (0.87)%       (0.82)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                               (1.01)%       (1.06)%       (0.87)%       (0.82)%
Portfolio Turnover Rate                                               76%           61%           66%           65%
                                                               YEAR ENDED
                                                               DECEMBER 31,
                                                              -------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS A)                     1994
------------------------------------------------------------- -------------
Net Asset Value Beginning of Period                              $ 31.10
Net Investment Income (Loss)                                       (0.13)
Net Realized and Unrealized Gain (Loss) on Investments             (0.95)
                                                                 -------
Total from Investment Operations                                   (1.08)
                                                                 -------
Dividends from Net Investment Income                                  --
Distributions from Capital Gains                                   (1.48)
                                                                 -------
Total Distributions                                                (1.48)
                                                                 -------
Net Asset Value End of Period                                    $ 28.54
                                                                 -------
Total Return(C)                                                    (3.46)%
Net Assets End of Period (in thousands)                         $101,237
Ratio of Expenses to Average Net Assets                             1.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers)         1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets        (0.50)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                               (0.50)%
Portfolio Turnover Rate                                               74%

                                                                  (UNAUDITED)           YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  ------------------------------------
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)                   JUNE 30, 1999       1998         1997        1996
------------------------------------------------------------- ------------------ ------------ ----------- -----------
Net Asset Value Beginning of Period                               $   37.50        $ 34.89     $  33.86    $  32.42
Net Investment Income (Loss)                                          (0.32)(F)      (0.58)(F)    (0.45)      (0.35)
Net Realized and Unrealized Gain (Loss)
 on Investments                                                        3.85          10.30         7.09        5.50
                                                                  ---------        -------     --------    --------
Total from Investment Operations                                       3.53           9.72         6.64        5.15
                                                                  ---------        -------     --------    --------
Dividends from Net Investment Income                                     --             --           --          --
Distributions from Capital Gains                                         --          (7.11)       (5.61)      (3.71)
                                                                  ---------        -------     --------    --------
Total Distributions                                                      --          (7.11)       (5.61)      (3.71)
                                                                  ---------        -------     --------    --------
Net Asset Value End of Period                                     $   41.03        $ 37.50     $  34.89    $  33.86
                                                                  ---------        -------     --------    --------
Total Return(D)                                                        9.41%(B)      29.44%       19.60%      15.87%
Net Assets End of Period (in thousands)                           $  24,072        $14,663     $  7,862    $  5,047
Ratio of Expenses to Average Net Assets                                2.04%(A)       2.08%        2.21%       2.14%(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.04%(A)       2.08%        2.21%       2.14%(E)
Ratio of Net Investment Income (Loss) to Average Net Assets           (1.67)%(A)     (1.56)%      (1.61)%     (1.43)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (1.67)%(A)     (1.56)%      (1.61)%     (1.43)%
Portfolio Turnover Rate                                                  37%            76%          61%         66%

                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS B)                 THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                              $   30.04
Net Investment Income (Loss)                                         (0.12)
Net Realized and Unrealized Gain (Loss)
 on Investments                                                       5.84
                                                                 ---------
Total from Investment Operations                                      5.72
                                                                 ---------
Dividends from Net Investment Income                                    --
Distributions from Capital Gains                                     (3.34)
                                                                 ---------
Total Distributions                                                  (3.34)
                                                                 ---------
Net Asset Value End of Period                                    $   32.42
                                                                 ---------
Total Return(D)                                                      18.99%(B)
Net Assets End of Period (in thousands)                             $1,953
Ratio of Expenses to Average Net Assets                               2.08%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.08%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets          (1.41)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (1.41)%(A)
Portfolio Turnover Rate                                                 65%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
70

ENTERPRISE CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                         SIX MONTHS ENDED
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)                             JUNE 30, 1999
----------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                         $   38.25
Net Investment Income (Loss)                                                    (0.32)(F)
Net Realized and Unrealized Gain (Loss) on Investments                           3.91
                                                                            ---------
Total from Investment Operations                                                 3.59
                                                                            ---------
Dividends from Net Investment Income                                               --
Distributions from Capital Gains                                                   --
                                                                            ---------
Total Distributions                                                                --
                                                                            ---------
Net Asset Value End of Period                                               $   41.84
                                                                            ---------
Total Return(D)                                                                  9.39%(B)
Net Assets End of Period (in thousands)                                        $2,484
Ratio of Expenses to Average Net Assets                                          2.04%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                      2.04%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                     (1.67)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
(Excluding Waivers)                                                             (1.67)%(A)
Portfolio Turnover Rate                                                            37%
                                                                                             FOR THE PERIOD FROM
                                                                             YEAR ENDED            5/1/97
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS C)                           DECEMBER 31, 1998    THROUGH 12/31/97
----------------------------------------------------------------------- ------------------- --------------------
Net Asset Value Beginning of Period                                          $  35.43            $   33.54
Net Investment Income (Loss)                                                    (0.57)(F)            (0.19)
Net Realized and Unrealized Gain (Loss) on Investments                          10.50                 7.69
                                                                             --------            ---------
Total from Investment Operations                                                 9.93                 7.50
                                                                             --------            ---------
Dividends from Net Investment Income                                               --                   --
Distributions from Capital Gains                                                (7.11)               (5.61)
                                                                             --------            ---------
Total Distributions                                                             (7.11)               (5.61)
                                                                             --------            ---------
Net Asset Value End of Period                                                $  38.25            $   35.43
                                                                             --------            ---------
Total Return(D)                                                                 29.60%               22.35%(B)
Net Assets End of Period (in thousands)                                      $  1,040            $     126
Ratio of Expenses to Average Net Assets                                          2.11%                2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                      2.11%                2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                     (1.53)%              (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers)                                                                       (1.53)%              (1.88)%(A)
Portfolio Turnover Rate                                                            76%                  61%(A)

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED   FOR THE PERIOD 5/14/98
ENTERPRISE CAPITAL APPRECIATION FUND (CLASS Y)                                       JUNE 30, 1999       THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------------
Net Asset Value Beginning of Period                                                   $  38.79              $  40.71
Net Investment Income (Loss)                                                            (0.14)(F)             (0.15)(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    3.99                  5.34
                                                                                      --------              --------
Total from Investment Operations                                                          3.85                  5.19
                                                                                      --------              --------
Dividends from Net Investment Income                                                        --                    --
Distributions from Capital Gains                                                            --                 (7.11)
                                                                                      --------              --------
Total Distributions                                                                         --                 (7.11)
                                                                                      --------              --------
Net Asset Value End of Period                                                         $  42.64              $  38.79
                                                                                      --------              --------
Total Return                                                                              9.93%(B)             14.08%(B)
Net Assets End of Period (in thousands)                                               $    250              $    204
Ratio of Expenses to Average Net Assets                                                   1.03%(A)              1.05%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               1.03%(A)              1.05%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                              (0.67)%(A)            (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)          (0.67)%(A)            (0.51)%(A)
Portfolio Turnover Rate                                                                     37%                   76%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS A)              JUNE 30, 1999
-------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                          $   22.44
Net Investment Income (Loss)                                     (0.16)(F)
Net Realized and Unrealized Gain (Loss) on Investments            3.51
                                                             ---------
Total from Investment Operations                                  3.35
                                                             ---------
Dividends from Net Investment Income                                --
Distributions from Capital Gains                                    --
                                                             ---------
Total Distributions                                                 --
                                                             ---------
Net Asset Value End of Period                                $   25.79
                                                             ---------
Total Return(C)                                                  14.93%(B)
Net Assets End of Period (in thousands)                      $  11,101
Ratio of Expenses to Average Net Assets                           1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                         2.36%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          (1.41)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      (1.91)%(A)
Portfolio Turnover Rate                                             31%

                                                                              FOR THE PERIOD FROM   FOR THE PERIOD
                                                              YEAR ENDED            10/1/97             7/17/97
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS A)            DECEMBER 31, 1998     THROUGH 12/31/97    THROUGH 9/30/97
-------------------------------------------------------- ------------------- --------------------- ----------------
Net Asset Value Beginning of Period                           $ 23.39             $    26.61          $   24.54
Net Investment Income (Loss)                                    (0.32)(F)              (0.40)             (0.05)
Net Realized and Unrealized Gain (Loss) on Investments          (0.63)                 (2.27)              2.12
                                                              --------            ----------          ---------
Total from Investment Operations                                (0.95)                 (2.67)              2.07
                                                              --------            ----------          ---------
Dividends from Net Investment Income                                --                    --                 --
Distributions from Capital Gains                                    --                 (0.55)                --
                                                              --------            ----------          ---------
Total Distributions                                                 --                 (0.55)                --
                                                              --------            ----------          ---------
Net Asset Value End of Period                                 $  22.44            $    23.39          $   26.61
                                                              --------            ----------          ---------
Total Return(C)                                                  (4.06)%              (10.04)%(B)          8.44%(B)
Net Assets End of Period (in thousands)                       $  8,194            $    4,861          $   2,102
Ratio of Expenses to Average Net Assets                           1.85%                 1.85%(A)           1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                         2.66%                 2.38%(A)           4.48%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          (1.43)%               (1.56)%(A)         (1.61)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      (2.24)%               (2.09)%(A)         (4.25)%(A)
Portfolio Turnover Rate                                            151%                   24%(A)            158%(A)

                                   (UNAUDITED)
                                SIX MONTHS ENDED
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS B)              JUNE 30, 1999
-------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                          $   22.13
Net Investment Income (Loss)                                     (0.22)(F)
Net Realized and Unrealized Gain (Loss) on Investments            3.44
                                                             ---------
Total from Investment Operations                                  3.22
                                                             ---------
Dividends from Net Investment Income                                --
Distributions from Capital Gains                                    --
                                                             ---------
Total Distributions                                                 --
                                                             ---------
Net Asset Value End of Period                                $   25.35
                                                             ---------
Total Return(D)                                                  14.55%(B)
Net Assets End of Period (in thousands)                      $  11,545
Ratio of Expenses to Average Net Assets                           2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                         2.91%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          (1.95)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      (2.46)%(A)
Portfolio Turnover Rate                                             31%
                                                                              FOR THE PERIOD FROM   FOR THE PERIOD
                                                              YEAR ENDED            10/1/97             7/17/97
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS B)            DECEMBER 31, 1998     THROUGH 12/31/97    THROUGH 9/30/97
-------------------------------------------------------- ------------------- --------------------- ----------------
Net Asset Value Beginning of Period                           $  23.33            $    26.58          $   24.54
Net Investment Income (Loss)                                     (0.41)(F)             (0.47)             (0.05)
Net Realized and Unrealized Gain (Loss) on Investments           (0.79)                (2.23)              2.09
                                                              --------            ----------          ---------
Total from Investment Operations                                 (1.20)                 (2.70)              2.04
                                                              --------            ----------          ---------
Dividends from Net Investment Income                                --                    --                 --
Distributions from Capital Gains                                    --                 (0.55)                --
                                                              --------            ----------          ---------
Total Distributions                                                 --                 (0.55)                --
                                                              --------            ----------          ---------
Net Asset Value End of Period                                 $  22.13            $    23.33          $   26.58
                                                              --------            ----------          ---------
Total Return(D)                                                  (5.14)%              (10.16)%(B)          8.31%(B)
Net Assets End of Period (in thousands)                       $  8,760            $    2,842          $   1,099
Ratio of Expenses to Average Net Assets                           2.40%                 2.40%(A)           2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                         3.24%                 2.93%(A)           5.52%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          (1.94)%               (2.11)%(A)         (2.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      (2.78)%               (2.64)%(A)         (5.29)%(A)
Portfolio Turnover Rate                                            151%                   24%(A)            158%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
72

ENTERPRISE SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS C)                   JUNE 30, 1999
------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                               $   22.21
Net Investment Income (Loss)                                          (0.22)(F)
Net Realized and Unrealized Gain (Loss) on Investments                 3.46
                                                                  ---------
Total from Investment Operations                                       3.24
                                                                  ---------
Dividends from Net Investment Income                                     --
Distributions from Capital Gains                                         --
                                                                  ---------
Total Distributions                                                      --
                                                                  ---------
Net Asset Value End of Period                                     $   25.45
                                                                  ---------
Total Return(D)                                                       14.59%(B)
Net Assets End of Period (in thousands)                              $3,043
Ratio of Expenses to Average Net Assets                                2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.91%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (1.95)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (2.46)%(A)
Portfolio Turnover Rate                                                  31%
                                                                                    FOR THE PERIOD    FOR THE PERIOD
                                                                   YEAR ENDED           10/1/97           7/17/97
ENTERPRISE SMALL COMPANY GROWTH FUND (CLASS C)                 DECEMBER 31, 1998   THROUGH 12/31/97   THROUGH 9/30/97
------------------------------------------------------------- ------------------- ------------------ ----------------
Net Asset Value Beginning of Period                                $  23.32          $    26.57         $   24.54
Net Investment Income (Loss)                                          (0.41)(F)           (0.62)            (0.07)
Net Realized and Unrealized Gain (Loss) on Investments                (0.70)              (2.08)             2.10
                                                                   --------          ----------         ---------
Total from Investment Operations                                      (1.11)              (2.70)             2.03
                                                                   --------          ----------         ---------
Dividends from Net Investment Income                                     --                  --                --
Distributions from Capital Gains                                         --               (0.55)               --
                                                                   --------          ----------         ---------
Total Distributions                                                      --               (0.55)               --
                                                                   --------          ----------         ---------
Net Asset Value End of Period                                      $  22.21          $    23.32         $   26.57
                                                                   --------          ----------         ---------
Total Return(D)                                                       (4.76)%            (10.16)%(B)         8.27%(B)
Net Assets End of Period (in thousands)                            $  2,481          $      795         $     201
Ratio of Expenses to Average Net Assets                                2.40%               2.40%(A)          2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)            3.24%               2.93%(A)          5.91%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           (1.93)%             (2.11)%(A)        (2.15)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (2.77)%             (2.64)%(A)        (5.65)%(A)
Portfolio Turnover Rate                                                 151%                 24%(A)           158%(A)

                                              (UNAUDITED)
ENTERPRISE SMALL COMPANY                   SIX MONTHS ENDED       YEAR ENDED
GROWTH FUND (CLASS Y)                        JUNE 30, 1999    DECEMBER 31, 1998
----------------------------------------- ------------------ -------------------
Net Asset Value Beginning of Period           $   22.55           $  23.43
Net Investment Income (Loss)                      (0.11)(F)          (0.23)(F)
Net Realized and Unrealized Gain (Loss)
 on Investments                                    3.51              (0.65)
                                              ---------           --------
Total from Investment Operations                   3.40              (0.88)
                                              ---------           --------
Dividends from Net Investment Income                 --                 --
Distributions from Capital Gains                     --                 --
                                              ---------           --------
Total Distributions                                  --                 --
                                              ---------           --------
Net Asset Value End of Period                 $   25.95           $  22.55
                                              ---------           --------
Total Return                                      15.08%(B)          (3.76)%
Net Assets End of Period (in thousands)       $   8,422           $  9,084
Ratio of Expenses to Average Net Assets            1.40%(A)           1.40%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)                               1.91%(A)           2.15%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                            (0.95)%(A)         (1.03)%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Waivers)                                         (1.45)%(A)         (1.78)%
Portfolio Turnover Rate                              31%               151%

                                           FOR THE PERIOD
                                              10/1/97         YEAR         YEAR        YEAR        YEAR
ENTERPRISE SMALL COMPANY                      THROUGH         ENDED       ENDED       ENDED       ENDED
GROWTH FUND (CLASS Y)                         12/31/97       9/30/97     9/30/96     9/30/95     9/30/94
----------------------------------------- --------------- ------------ ----------- ----------- -----------
Net Asset Value Beginning of Period         $   26.62       $ 25.08     $  19.05    $  14.01    $  14.74
Net Investment Income (Loss)                    (0.07)        (0.13)       (0.17)      (0.12)      (0.04)
Net Realized and Unrealized Gain (Loss)
 on Investments                                 (2.57)         3.73         7.62        5.49        1.58
                                            ---------       -------     --------    --------    --------
Total from Investment Operations                (2.64)         3.60         7.45        5.37        1.54
                                            ---------       -------     --------    --------    --------
Dividends from Net Investment Income               --            --           --          --          --
Distributions from Capital Gains                (0.55)        (2.06)       (1.42)      (0.33)      (2.27)
                                            ---------       -------     --------    --------    --------
Total Distributions                             (0.55)        (2.06)       (1.42)      (0.33)      (2.27)
                                            ---------       -------     --------    --------    --------
Net Asset Value End of Period               $   23.43       $ 26.62     $  25.08    $  19.05    $  14.01
                                            ---------       -------     --------    --------    --------
Total Return                                    (9.92)%(B)    16.24%       42.07%      39.20%      11.89%
Net Assets End of Period (in thousands)     $  13,540       $15,355     $  6,609    $  2,950    $  1,825
Ratio of Expenses to Average Net Assets          1.40%(A)      1.84%        1.96%       1.85%       1.85%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)                             1.96%(A)      3.08%        3.46%       5.15%       6.16%
Ratio of Net Investment Income (Loss)
 to Average Net Assets                          (1.12)%(A)    (1.30)%      (1.43)%     (1.33)%     (1.37)%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Waivers)                                       (1.68)%(A)    (2.54)%      (2.93)%     (4.63)%     (5.68)%
Portfolio Turnover Rate                            24%(A)       158%          78%         84%         73%

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                   (UNAUDITED)
                                SIX MONTHS ENDED
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS A)              JUNE 30, 1999
-------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                          $   7.92
Net Investment Income (Loss)                                    (0.01)(F)
Net Realized and Unrealized Gain (Loss) on Investments           0.86
                                                             --------
Total from Investment Operations                                 0.85
                                                             --------
Dividends from Net Investment Income                               --
Distributions from Capital Gains                                   --
                                                             --------
Total Distributions                                                --
                                                             --------
Net Asset Value End of Period                                $   8.77
                                                             --------
Total Return(C)                                                 10.73%(B)
Net Assets End of Period (in thousands)                      $104,814
Ratio of Expenses to Average Net Assets                          1.63%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                        1.63%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                         (0.35)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                     (0.35)%(A)
Portfolio Turnover Rate                                            23%

                                                                           YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS A)                1998         1997        1996         1995       1994
-------------------------------------------------------- ------------ ----------- ------------ ----------- ----------
Net Asset Value Beginning of Period                        $  7.75      $  5.74     $  5.43      $  5.17    $  5.29
Net Investment Income (Loss)                                 (0.03)        0.01       (0.01)        0.02       0.03
Net Realized and Unrealized Gain (Loss) on Investments        0.42         2.53        0.62         0.46      (0.01)
                                                           -------      -------     -------      -------    -------
Total from Investment Operations                              0.39         2.54        0.61         0.48       0.02
                                                           -------      -------     -------      -------    -------
Dividends from Net Investment Income                            --           --          --        (0.02)     (0.03)
Distributions from Capital Gains                             (0.22)       (0.53)      (0.30)       (0.20)     (0.11)
                                                           -------      -------     -------      -------    -------
Total Distributions                                          (0.22)       (0.53)      (0.30)       (0.22)     (0.14)
                                                           -------      -------     -------      -------    -------
Net Asset Value End of Period                              $  7.92      $  7.75     $  5.74      $  5.43    $  5.17
                                                           -------      -------     -------      -------    -------
Total Return(C)                                               5.15%       44.24%      11.28%        9.29%      0.34%
Net Assets End of Period (in thousands)                    $79,867      $45,310     $17,308      $19,720    $22,120
Ratio of Expenses to Average Net Assets                       1.75%        1.75%       1.75%        1.75%      1.75%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.85%        1.95%       2.38%        2.21%      2.15%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                      (0.37)%       0.05%      (0.13)%       0.32%      0.60%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                  (0.48)%      (0.15)%     (0.76)%      (0.14)%     0.18%
Portfolio Turnover Rate                                         33%          63%        144%          37%        17%

                                                                  (UNAUDITED)            YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  --------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS B)                    JUNE 30, 1999       1998         1997         1996
------------------------------------------------------------- ------------------ ------------ ------------ ------------
Net Asset Value Beginning of Period                               $    7.74        $  7.63      $  5.69      $   5.41
Net Investment Income (Loss)                                          (0.04)(F)      (0.07)(F)       --         (0.03)
Net Realized and Unrealized Gain (Loss) on Investments                 0.84           0.40         2.47          0.61
                                                                  ---------        -------      -------      --------
Total from Investment Operations                                       0.80           0.33         2.47          0.58
                                                                  ---------        -------      -------      --------
Dividends from Net Investment Income                                     --             --           --            --
Distributions from Capital Gains                                         --          (0.22)       (0.53)        (0.30)
                                                                  ---------        -------      -------      --------
Total Distributions                                                      --          (0.22)       (0.53)        (0.30)
                                                                  ---------        -------      -------      --------
Net Asset Value End of Period                                     $    8.54        $  7.74      $  7.63      $   5.69
                                                                  ---------        -------      -------      --------
Total Return(D)                                                       10.34%(B)       4.44%       43.40%        10.77%
Net Assets End of Period (in thousands)                           $  81,883        $61,929      $22,013      $  2,606
Ratio of Expenses to Average Net Assets                                2.18%(A)       2.30%        2.30%         2.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.18%(A)       2.41%        2.44%         2.92%
Ratio of Net Investment Income (Loss) to Average Net Assets           (0.90)%(A)     (0.93)%      (0.67)%       (0.77)%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  (0.90)%(A)     (1.04)%      (0.81)%       (1.39)%
Portfolio Turnover Rate                                                  23%            33%          63%          144%
                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS B)                  THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                              $    5.28
Net Investment Income (Loss)                                         (0.01)
Net Realized and Unrealized Gain (Loss) on Investments                0.36
                                                                 ---------
Total from Investment Operations                                      0.35
                                                                 ---------
Dividends from Net Investment Income                                 (0.02)
Distributions from Capital Gains                                     (0.20)
                                                                 ---------
Total Distributions                                                  (0.22)
                                                                 ---------
Net Asset Value End of Period                                    $    5.41
                                                                 ---------
Total Return(D)                                                       6.87%(B)
Net Assets End of Period (in thousands)                          $     862
Ratio of Expenses to Average Net Assets                               2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.78%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.40)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (0.90)%(A)
Portfolio Turnover Rate                                                 37%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
74

ENTERPRISE SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS C)                                        JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $    7.90
Net Investment Income (Loss)                                                              (0.04)(F)
Net Realized and Unrealized Gain (Loss) on Investments                                     0.85
                                                                                      ---------
Total from Investment Operations                                                           0.81
                                                                                      ---------
Dividends from Net Investment Income                                                         --
Distributions from Capital Gains                                                             --
                                                                                      ---------
Total Distributions                                                                          --
                                                                                      ---------
Net Asset Value End of Period                                                         $    8.71
                                                                                      ---------
Total Return(D)                                                                           10.25%(B)
Net Assets End of Period (in thousands)                                               $  26,529
Ratio of Expenses to Average Net Assets                                                    2.19%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.19%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (0.90)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (0.90)%(A)
Portfolio Turnover Rate                                                                      23%

                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS C)                                      DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                     $  7.74          $    6.14
Net Investment Income (Loss)                                                              (0.07)(F)          (0.02)
Net Realized and Unrealized Gain (Loss) on Investments                                     0.45               2.15
                                                                                        -------          ---------
Total from Investment Operations                                                           0.38               2.13
                                                                                        -------          ---------
Dividends from Net Investment Income                                                         --                 --
Distributions from Capital Gains                                                          (0.22)             (0.53)
                                                                                        -------          ---------
Total Distributions                                                                       (0.22)             (0.53)
                                                                                        -------          ---------
Net Asset Value End of Period                                                           $  7.90          $    7.74
                                                                                        -------          ---------
Total Return(D)                                                                            5.03%             34.68%(B)
Net Assets End of Period (in thousands)                                                 $14,239          $   2,684
Ratio of Expenses to Average Net Assets                                                    2.30%              2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.40%              2.38%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (0.94)%            (0.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (1.04)%            (0.95)%(A)
Portfolio Turnover Rate                                                                      33%                63%(A)

                                                                  (UNAUDITED)           YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  ------------------------------------
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS Y)                    JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ------------------ ------------ ---------- ------------
Net Asset Value Beginning of Period                                $   8.06        $   7.81    $ 5.77      $   5.43
Net Investment Income (Loss)                                             --(F)         0.01(F)   1.45          0.01
Net Realized and Unrealized Gain (Loss) on Investments                 0.88            0.46      1.12          0.63
                                                                   --------        --------    ------      --------
Total from Investment Operations                                       0.88            0.47      2.57          0.64
                                                                   --------        --------    ------      --------
Dividends from Net Investment Income                                     --              --        --            --
Distributions from Capital Gains                                         --           (0.22)    (0.53)        (0.30)
                                                                   --------        --------    -------     --------
Total Distributions                                                      --           (0.22)    (0.53)        (0.30)
                                                                   --------        --------    -------     --------
Net Asset Value End of Period                                      $   8.94        $   8.06    $ 7.81      $   5.77
                                                                   --------        --------    -------     --------
Total Return                                                          10.92%(B)        6.13%    44.53%        11.83%
Net Assets End of Period (in thousands)                            $    536        $    277    $  119      $  1,926
Ratio of Expenses to Average Net Assets                                1.19%(A)        1.30%     1.30%         1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers)            1.19%(A)        1.39%     1.85%         1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets            0.08%(A)        0.06%     2.74%         0.35%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                   0.08%(A)       (0.02)%    2.19%        (0.27)%
Portfolio Turnover Rate                                                  23%             33%       63%          144%
                                                                FOR THE PERIOD
                                                                   5/25/95
ENTERPRISE SMALL COMPANY VALUE FUND (CLASS Y)                  THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                              $    5.37
Net Investment Income (Loss)                                          0.04
Net Realized and Unrealized Gain (Loss) on Investments                0.26
                                                                 ---------
Total from Investment Operations                                      0.30
                                                                 ---------
Dividends from Net Investment Income                                 (0.04)
Distributions from Capital Gains                                     (0.20)
                                                                 ---------
Total Distributions                                                  (0.24)
                                                                 ---------
Net Asset Value End of Period                                    $    5.43
                                                                 ---------
Total Return                                                          5.55%(B)
Net Assets End of Period (in thousands)                          $   2,832
Ratio of Expenses to Average Net Assets                               1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.81%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           0.18%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (0.33)%(A)
Portfolio Turnover Rate                                                 37%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                   (UNAUDITED)
                                SIX MONTHS ENDED
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS A)             JUNE 30, 1999
-------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                         $   18.89
Net Investment Income (Loss)                                       --(F)
Net Realized and Unrealized Gain (Loss) on Investments           0.22
                                                            ---------
Total from Investment Operations                                 0.22
                                                            ---------
Dividends from Net Investment Income                               --
Distributions from Capital Gains                                (0.31)
                                                            ---------
Total Distributions                                             (0.31)
                                                            ---------
Net Asset Value End of Period                               $   18.80
                                                            ---------
Total Return(C)                                                  1.14%(B)
Net Assets End of Period (in thousands)                     $  41,390
Ratio of Expenses to Average Net Assets                          2.00%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                        2.03%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          0.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                     (0.01)%(A)
Portfolio Turnover Rate                                           104%
                                                                           YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS A)               1998        1997        1996        1995        1994
-------------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Net Asset Value Beginning of Period                        $ 16.71     $ 17.10     $ 16.08     $ 14.70     $ 17.44
Net Investment Income (Loss)                                  0.06        0.08        0.10        0.11       (0.01)
Net Realized and Unrealized Gain (Loss) on Investments        2.32        0.73        1.88        2.12       (0.49)
                                                           -------     -------     -------     -------     -------
Total from Investment Operations                              2.38        0.81        1.98        2.23       (0.50)
                                                           -------     -------     -------     -------     -------
Dividends from Net Investment Income                         (0.05)      (0.07)      (0.09)      (0.09)         --
Distributions from Capital Gains                             (0.15)      (1.13)      (0.87)      (0.76)      (2.24)
                                                           -------     -------     -------     -------     -------
Total Distributions                                          (0.20)      (1.20)      (0.96)      (0.85)      (2.24)
                                                           -------     -------     -------     -------     -------
Net Asset Value End of Period                              $ 18.89     $ 16.71     $ 17.10     $ 16.08     $ 14.70
                                                           -------     -------     -------     -------     -------
Total Return(C)                                              14.28%       4.75%      12.32%      15.17%      (2.82)%
Net Assets End of Period (in thousands)                    $41,458     $38,020     $34,837     $28,628     $27,523
Ratio of Expenses to Average Net Assets                       2.00%       2.00%       2.00%       2.00%       2.00%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     2.11%       2.11%       2.19%       2.40%       2.51%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                       0.30%       0.50%       0.61%       0.70%      (0.20)%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                   0.19%       0.39%       0.42%       0.30%      (0.70)%
Portfolio Turnover Rate                                         52%         27%         24%         31%        116%

                                                                 (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED ------------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS B)                  JUNE 30, 1999       1998         1997        1996
------------------------------------------------------------- ----------------- ------------ ----------- -----------
Net Asset Value Beginning of Period                              $   18.62        $ 16.53     $  16.97    $  16.02
Net Investment Income (Loss)                                         (0.05)(F)      (0.04)        0.01        0.01
Net Realized and Unrealized Gain (Loss) on Investments                0.22           2.28         0.69        1.87
                                                                 ---------        -------     --------    --------
Total from Investment Operations                                      0.17           2.24         0.70        1.88
                                                                 ---------        -------     --------    --------
Dividends from Net Investment Income                                    --             --        (0.01)      (0.06)
Distributions from Capital Gains                                     (0.31)         (0.15)       (1.13)      (0.87)
                                                                 ---------        -------     --------    --------
Total Distributions                                                  (0.31)         (0.15)       (1.14)      (0.93)
                                                                 ---------        -------     --------    --------
Net Asset Value End of Period                                    $   18.48        $ 18.62     $  16.53    $  16.97
                                                                 ---------        -------     --------    --------
Total Return(D)                                                       0.89%(B)      13.57%        4.17%      11.72%
Net Assets End of Period (in thousands)                          $  16,258        $16,008     $  9,878    $  4,276
Ratio of Expenses to Average Net Assets                               2.55%(A)       2.55%        2.55%       2.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.58%(A)       2.66%        2.67%       2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.51)%(A)     (0.28)%      (0.06)%      0.09%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (0.54)%(A)     (0.39)%      (0.18)%     (0.11)%
Portfolio Turnover Rate                                                104%            52%          27%         24%
                                                                FOR THE PERIOD
                                                                    7/5/95
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS B)                 THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                              $   14.82
Net Investment Income (Loss)                                         (0.02)
Net Realized and Unrealized Gain (Loss) on Investments                2.08
                                                                 ---------
Total from Investment Operations                                      2.06
                                                                 ---------
Dividends from Net Investment Income                                 (0.10)
Distributions from Capital Gains                                     (0.76)
                                                                 ---------
Total Distributions                                                  (0.86)
                                                                 ---------
Net Asset Value End of Period                                    $   16.02
                                                                 ---------
Total Return(D)                                                      13.88%(B)
Net Assets End of Period (in thousands)                          $   1,094
Ratio of Expenses to Average Net Assets                               2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.75%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.65)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                 (0.85)%(A)
Portfolio Turnover Rate                                                 31%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
76

ENTERPRISE INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS C)                                       JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $   18.77
Net Investment Income (Loss)                                                              (0.05)(F)
Net Realized and Unrealized Gain (Loss) on Investments                                     0.22
                                                                                      ---------
Total from Investment Operations                                                           0.17
                                                                                      ---------
Dividends from Net Investment Income                                                         --
Distributions from Capital Gains                                                          (0.31)
                                                                                      ---------
Total Distributions                                                                       (0.31)
                                                                                      ---------
Net Asset Value End of Period                                                         $   18.63
                                                                                      ---------
Total Return(D)                                                                            0.88%(B)
Net Assets End of Period (in thousands)                                               $   3,907
Ratio of Expenses to Average Net Assets                                                    2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.58%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (0.53)%(A)
Portfolio Turnover Rate                                                                     104%
                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS C)                                     DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $  16.66          $   17.51
Net Investment Income (Loss)                                                              (0.04)             (0.03)
Net Realized and Unrealized Gain (Loss) on Investments                                     2.31               0.39
                                                                                       --------          ---------
Total from Investment Operations                                                           2.27               0.36
                                                                                       --------          ---------
Dividends from Net Investment Income                                                      (0.01)             (0.08)
Distributions from Capital Gains                                                          (0.15)             (1.13)
                                                                                       --------          ---------
Total Distributions                                                                       (0.16)             (1.21)
                                                                                       --------          ---------
Net Asset Value End of Period                                                          $  18.77          $   16.66
                                                                                       --------          ---------
Total Return(D)                                                                           13.64%              2.07%(B)
Net Assets End of Period (in thousands)                                                $  3,498          $   1,113
Ratio of Expenses to Average Net Assets                                                    2.55%              2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.67%              2.75%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               (0.35)%            (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           (0.47)%            (0.71)%(A)
Portfolio Turnover Rate                                                                      52%                27%(A)

                                                                 (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED -----------------------------------
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS Y)                  JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ----------------- ----------- ----------- -----------
Net Asset Value Beginning of Period                                $ 18.88        $ 16.71     $ 17.10    $ 16.07
Net Investment Income (Loss)                                          0.04(F)        0.14        0.17       0.14
Net Realized and Unrealized Gain (Loss) on Investments                0.23           2.32        0.72       1.92
                                                                   -------        -------     -------    -------
Total from Investment Operations                                      0.27           2.46        0.89       2.06
                                                                   -------        -------     -------    -------
Dividends from Net Investment Income                                    --          (0.14)      (0.15)     (0.16)
Distributions from Capital Gains                                     (0.31)         (0.15)      (1.13)     (0.87)
                                                                   -------        -------     -------    -------
Total Distributions                                                  (0.31)         (0.29)      (1.28)     (1.03)
                                                                   -------        -------     -------    -------
Net Asset Value End of Period                                      $ 18.84        $ 18.88     $ 16.71    $ 17.10
                                                                   -------        -------     -------    -------
Total Return                                                          1.40%(B)      14.73%       5.21%     12.86%
Net Assets End of Period (in thousands)                            $14,025        $13,379     $10,986    $ 8,828
Ratio of Expenses to Average Net Assets                               1.55%(A)       1.55%       1.55%      1.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.58%(A)       1.66%       1.66%      1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets           0.39%(A)       0.75%       0.95%      1.03%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  0.36%(A)       0.64%       0.84%      0.84%
Portfolio Turnover Rate                                                104%            52%         27%        24%
                                                                FOR THE PERIOD
                                                                    7/5/95
ENTERPRISE INTERNATIONAL GROWTH FUND (CLASS Y)                 THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $  14.93
Net Investment Income (Loss)                                          0.02
Net Realized and Unrealized Gain (Loss) on Investments                2.02
                                                                  --------
Total from Investment Operations                                      2.04
                                                                  --------
Dividends from Net Investment Income                                 (0.14)
Distributions from Capital Gains                                     (0.76)
                                                                  --------
Total Distributions                                                  (0.90)
                                                                  --------
Net Asset Value End of Period                                     $  16.07
                                                                  --------
Total Return                                                         13.65%(B)
Net Assets End of Period (in thousands)                             $3,109
Ratio of Expenses to Average Net Assets                               1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.75%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  0.05%(A)
Portfolio Turnover Rate                                                 31%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       10/1/98
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS A)                                  JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                     $ 6.05           $   5.00
Net Investment Income (Loss)                                                              0.06(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments                                    0.33               1.04
                                                                                        ------           --------
Total from Investment Operations                                                          0.39               1.05
                                                                                        ------           --------
Dividends from Net Investment Income                                                        --                 --
Distributions from Capital Gains                                                            --                 --
                                                                                        ------           --------
Total Distributions                                                                         --                 --
                                                                                        ------           --------
Net Asset Value End of Period                                                           $ 6.44           $   6.05
                                                                                        ------           --------
Total Return(C)                                                                           6.45%(B)          21.00%(B)
Net Assets End of Period (in thousands)                                                 $4,310           $  1,426
Ratio of Expenses to Average Net Assets                                                   1.75%(A)           1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               3.01%(A)           6.58%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               1.95%(A)           0.16%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           0.70%(A)          (4.68)%(A)
Portfolio Turnover Rate                                                                      6%                 2%

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       10/1/98
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS B)                                  JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                     $ 6.03           $   5.00
Net Investment Income (Loss)                                                              0.04(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments                                    0.33               1.02
                                                                                        ------           --------
Total from Investment Operations                                                          0.37               1.03
                                                                                        ------           --------
Dividends from Net Investment Income                                                        --                 --
Distributions from Capital Gains                                                            --                 --
                                                                                        ------           --------
Total Distributions                                                                         --                 --
                                                                                        ------           --------
Net Asset Value End of Period                                                           $ 6.40           $   6.03
                                                                                        ------           --------
Total Return(D)                                                                           6.14%(B)          20.60%(B)
Net Assets End of Period (in thousands)                                                 $3,492           $  1,023
Ratio of Expenses to Average Net Assets                                                   2.30%(A)           2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               3.58%(A)           7.50%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               1.34%(A)          (0.49)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           0.06%(A)          (5.69)%(A)
Portfolio Turnover Rate                                                                      6%                 2%

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
78

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       10/1/98
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS C)                                  JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                     $ 6.03           $   5.00
Net Investment Income (Loss)                                                              0.04(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments                                    0.34               1.02
                                                                                        ------           --------
Total from Investment Operations                                                          0.38               1.03
                                                                                        ------           --------
Dividends from Net Investment Income                                                        --                 --
Distributions from Capital Gains                                                            --                 --
                                                                                        ------           --------
Total Distributions                                                                         --                 --
                                                                                        ------           --------
Net Asset Value End of Period                                                           $ 6.41           $   6.03
                                                                                        ------           --------
Total Return(D)                                                                           6.30%(B)          20.60%(B)
Net Assets End of Period (in thousands)                                                 $  420           $    218
Ratio of Expenses to Average Net Assets                                                   2.30%(A)           2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               3.62%(A)           6.42%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               1.34%(A)          (0.33)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           0.02%(A)          (4.45)%(A)
Portfolio Turnover Rate                                                                      6%                 2%

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       10/1/98
ENTERPRISE GLOBAL FINANCIAL SERVICES FUND (CLASS Y)                                  JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                     $ 6.05           $   5.00
Net Investment Income (Loss)                                                              0.07(F)            0.01
Net Realized and Unrealized Gain (Loss) on Investments                                    0.33               1.04
                                                                                        ------           --------
Total from Investment Operations                                                          0.40               1.05
                                                                                        ------           --------
Dividends from Net Investment Income                                                        --                 --
Distributions from Capital Gains                                                            --                 --
                                                                                        ------           --------
Total Distributions                                                                         --                 --
                                                                                        ------           --------
Net Asset Value End of Period                                                           $ 6.45           $   6.05
                                                                                        ------           --------
Total Return                                                                              6.61%(B)          21.00%(B)
Net Assets End of Period (in thousands)                                                 $6,099           $  5,697
Ratio of Expenses to Average Net Assets                                                   1.30%(A)           1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               2.75%(A)           5.09%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               2.35%(A)           0.61%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           0.90%(A)          (3.18)%(A)
Portfolio Turnover Rate                                                                      6%                 2%

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS A)                 JUNE 30, 1999
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                              $   12.15
Net Investment Income (Loss)                                          0.32(F)
Net Realized and Unrealized Gain (Loss) on Investments               (0.34)
                                                                 ---------
Total from Investment Operations                                     (0.02)
                                                                 ---------
Dividends from Net Investment Income                                 (0.32)
Distributions from Capital Gains                                        --
                                                                 ---------
Total Distributions                                                  (0.32)
                                                                 ---------
Net Asset Value End of Period                                    $   11.81
                                                                 ---------
Total Return(C)                                                      (0.15)%(B)
Net Assets End of Period (in thousands)                            $73,038
Ratio of Expenses to Average Net Assets                               1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.37%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           5.42%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  5.35%(A)
Portfolio Turnover Rate                                                  8%
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS A)                   1998        1997        1996        1995        1994
------------------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Net Asset Value Beginning of Period                             $ 12.03     $ 11.80     $ 11.83     $ 10.62     $ 12.44
Net Investment Income (Loss)                                       0.68        0.73        0.74        0.76        0.87
Net Realized and Unrealized Gain (Loss) on Investments             0.12        0.23       (0.03)       1.21       (1.82)
                                                                -------     -------     -------     -------     -------
Total from Investment Operations                                   0.80        0.96        0.71        1.97       (0.95)
                                                                -------     -------     -------     -------     -------
Dividends from Net Investment Income                              (0.68)      (0.73)      (0.74)      (0.76)      (0.87)
Distributions from Capital Gains                                     --          --          --          --          --
                                                                -------     -------     -------     -------     -------
Total Distributions                                               (0.68)      (0.73)      (0.74)      (0.76)      (0.87)
                                                                -------     -------     -------     -------     -------
Net Asset Value End of Period                                   $ 12.15     $ 12.03     $ 11.80     $ 11.83     $ 10.62
                                                                -------     -------     -------     -------     -------
Total Return(C)                                                    6.82%       8.39%       6.29%      19.00%      (7.81)%
Net Assets End of Period (in thousands)                         $71,609     $68,639     $73,693     $86,224     $84,431
Ratio of Expenses to Average Net Assets                            1.30%       1.30%       1.30%       1.30%       1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers)        1.38%       1.46%       1.42%       1.44%       1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets        5.61%       6.16%       6.35%       6.66%       7.60%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                               5.53%       6.00%       6.23%       6.52%       7.59%
Portfolio Turnover Rate                                               8%         10%          0%          0%         27%

                                                                  (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  -----------------------------------
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS B)                  JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ------------------ ----------- ----------- -----------
Net Asset Value Beginning of Period                               $   12.14        $ 12.02     $ 11.79    $  11.83
Net Investment Income (Loss)                                           0.29 (F)       0.61        0.66        0.68
Net Realized and Unrealized Gain (Loss) on Investments                (0.33)          0.12        0.23       (0.04)
                                                                  ---------        -------     -------    --------
Total from Investment Operations                                      (0.04)          0.73        0.89        0.64
                                                                  ---------        -------     -------    --------
Dividends from Net Investment Income                                  (0.29)         (0.61)      (0.66)      (0.68)
Distributions from Capital Gains                                         --             --          --          --
                                                                  ---------        -------     -------    --------
Total Distributions                                                   (0.29)         (0.61)      (0.66)      (0.68)
                                                                  ---------        -------     -------    --------
Net Asset Value End of Period                                     $   11.81        $ 12.14     $ 12.02    $  11.79
                                                                  ---------        -------     -------    --------
Total Return(D)                                                       (0.34)%(B)      6.24%       7.81%       5.61%
Net Assets End of Period (in thousands)                           $  32,415        $27,134     $12,285    $  5,683
Ratio of Expenses to Average Net Assets                                1.85%(A)       1.85%       1.85%       1.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers)            1.92%(A)       1.93%       2.01%       1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets            4.86%(A)       5.00%       5.55%       5.79%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                   4.79%(A)       4.91%       5.39%       5.68%
Portfolio Turnover Rate                                                   8%             8%         10%          0%
                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS B)                THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $  11.12
Net Investment Income (Loss)                                          0.44
Net Realized and Unrealized Gain (Loss) on Investments                0.71
                                                                  --------
Total from Investment Operations                                      1.15
                                                                  --------
Dividends from Net Investment Income                                 (0.44)
Distributions from Capital Gains                                        --
                                                                  --------
Total Distributions                                                  (0.44)
                                                                  --------
Net Asset Value End of Period                                     $  11.83
                                                                  --------
Total Return(D)                                                      10.47%(B)
Net Assets End of Period (in thousands)                             $2,124
Ratio of Expenses to Average Net Assets                               1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.91%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           5.64%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  5.58%(A)
Portfolio Turnover Rate                                                  0%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
80

ENTERPRISE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS C)                                      JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $   12.14
Net Investment Income (Loss)                                                               0.29(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.33)
                                                                                      ---------
Total from Investment Operations                                                          (0.04)
                                                                                      ---------
Dividends from Net Investment Income                                                      (0.29)
Distributions from Capital Gains                                                             --
                                                                                      ---------
Total Distributions                                                                       (0.29)
                                                                                      ---------
Net Asset Value End of Period                                                         $   11.81
                                                                                      ---------
Total Return(D)                                                                           (0.33)%(B)
Net Assets End of Period (in thousands)                                               $   4,410
Ratio of Expenses to Average Net Assets                                                    1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                1.93%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                4.88%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            4.80%(A)
Portfolio Turnover Rate                                                                       8%

                                                                                    YEAR ENDED     FOR THE PERIOD
                                                                                   DECEMBER 31,        5/1/97
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS C)                                        1998       THROUGH 12/31/97
--------------------------------------------------------------------------------- -------------- -----------------
Net Asset Value Beginning of Period                                                  $  12.03         $  11.63
Net Investment Income (Loss)                                                             0.62             0.46
Net Realized and Unrealized Gain (Loss) on Investments                                   0.11             0.40
                                                                                     --------         --------
Total from Investment Operations                                                         0.73             0.86
                                                                                     --------         --------
Dividends from Net Investment Income                                                    (0.62)           (0.46)
Distributions from Capital Gains                                                           --               --
                                                                                     --------         --------
Total Distributions                                                                     (0.62)           (0.46)
                                                                                     --------         --------
Net Asset Value End of Period                                                        $  12.14         $  12.03
                                                                                     --------         --------
Total Return(D)                                                                          6.15%            7.49%(B)
Net Assets End of Period (in thousands)                                              $  3,089         $    498
Ratio of Expenses to Average Net Assets                                                  1.85%            1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                              1.94%            2.03%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                              4.97%            5.39%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)          4.88%            5.21%(A)
Portfolio Turnover Rate                                                                     8%              10%(A)

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS Y)                                      JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                    $  12.14
Net Investment Income (Loss)                                                               0.35(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.33)
                                                                                       --------
Total from Investment Operations                                                           0.02
                                                                                       --------
Dividends from Net Investment Income                                                      (0.35)
Distributions from Capital Gains                                                             --
                                                                                       --------
Total Distributions                                                                       (0.35)
                                                                                       --------
Net Asset Value End of Period                                                          $  11.81
                                                                                       --------
Total Return                                                                               0.16%(B)
Net Assets End of Period (in thousands)                                                $  7,276
Ratio of Expenses to Average Net Assets                                                    0.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                0.93%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                5.88%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            5.80%(A)
Portfolio Turnover Rate                                                                       8%
                                                                                    YEAR ENDED     FOR THE PERIOD
                                                                                   DECEMBER 31,       7/17/97
ENTERPRISE GOVERNMENT SECURITIES FUND (CLASS Y)                                        1998       THROUGH 12/31/97
--------------------------------------------------------------------------------- -------------- -----------------
Net Asset Value Beginning of Period                                                  $  12.02         $  11.87
Net Investment Income (Loss)                                                             0.74             0.35
Net Realized and Unrealized Gain (Loss) on Investments                                   0.12             0.15
                                                                                     --------         --------
Total from Investment Operations                                                         0.86             0.50
                                                                                     --------         --------
Dividends from Net Investment Income                                                    (0.74)           (0.35)
Distributions from Capital Gains                                                           --               --
                                                                                     --------         --------
Total Distributions                                                                     (0.74)           (0.35)
                                                                                     --------         --------
Net Asset Value End of Period                                                        $  12.14        $   12.02
                                                                                     --------         --------
Total Return                                                                             7.30%            4.02%(B)
Net Assets End of Period (in thousands)                                              $  7,281        $   7,569
Ratio of Expenses to Average Net Assets                                                  0.85%            0.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                              0.93%            1.02%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                              6.06%            6.40%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)          5.98%            6.23%(A)
Portfolio Turnover Rate                                                                     8%              10%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED
ENTERPRISE HIGH-YIELD BOND FUND (CLASS A)                  JUNE 30, 1999
-------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                           $ 11.53
Net Investment Income (Loss)                                     0.46(F)
Net Realized and Unrealized Gain (Loss) on Investments          (0.23)
                                                              -------
Total from Investment Operations                                 0.23
                                                              -------
Dividends from Net Investment Income                            (0.46)
Distributions from Capital Gains                                   --
                                                              -------
Total Distributions                                             (0.46)
                                                              -------
Net Asset Value End of Period                                 $ 11.30
                                                              -------
Total Return(C)                                                  2.03%(B)
Net Assets End of Period (in thousands)                       $70,191
Ratio of Expenses to Average Net Assets                          1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                        1.39%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          8.10%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      8.01%(A)
Portfolio Turnover Rate                                            41%
                                                                           YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
ENTERPRISE HIGH-YIELD BOND FUND (CLASS A)                    1998        1997        1996        1995        1994
-------------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Net Asset Value Beginning of Period                        $ 12.35     $ 11.84     $ 11.39     $ 10.72     $ 11.70
Net Investment Income (Loss)                                  0.94        0.99        0.94        0.99        0.97
Net Realized and Unrealized Gain (Loss) on Investments       (0.66)       0.51        0.45        0.67       (0.97)
                                                           -------     -------     -------     -------     -------
Total from Investment Operations                              0.28        1.50        1.39        1.66           --
                                                           -------     -------     -------     -------     -------
Dividends from Net Investment Income                         (0.94)      (0.99)      (0.94)      (0.99)      (0.98)
Distributions from Capital Gains                             (0.16)         --          --          --          --
                                                           -------     -------     -------     -------     -------
Total Distributions                                          (1.10)      (0.99)      (0.94)      (0.99)      (0.98)
                                                           -------     -------     -------     -------     -------
Net Asset Value End of Period                              $ 11.53     $ 12.35     $ 11.84     $ 11.39     $ 10.72
                                                           -------     -------     -------     -------     -------
Total Return(C)                                               2.29%      13.18%      12.78%      16.00%       0.05%
Net Assets End of Period (in thousands)                    $72,637     $66,422     $54,129     $52,182     $44,822
Ratio of Expenses to Average Net Assets                       1.30%       1.30%       1.30%       1.30%       1.30%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.44%       1.47%       1.50%       1.52%       1.45%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                       7.72%       8.20%       8.21%       8.80%       8.60%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                   7.58%       8.03%       8.01%       8.58%       8.52%
Portfolio Turnover Rate                                        114%        175%        180%         89%        113%

                                                                  (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  -----------------------------------
ENTERPRISE HIGH-YIELD BOND FUND (CLASS B)                        JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ------------------ ----------- ----------- -----------
Net Asset Value Beginning of Period                                $ 11.52         $ 12.35     $ 11.84    $  11.39
Net Investment Income (Loss)                                          0.43(F)         0.87        0.77        0.88
Net Realized and Unrealized Gain (Loss) on Investments               (0.22)          (0.67)       0.51        0.45
                                                                   -------         -------     -------    -------
Total from Investment Operations                                      0.21            0.20        1.28        1.33
                                                                   -------         -------     -------    -------
Dividends from Net Investment Income                                 (0.43)          (0.87)      (0.77)      (0.88)
Distributions from Capital Gains                                        --           (0.16)         --          --
                                                                   -------         -------     -------    --------
Total Distributions                                                  (0.43)          (1.03)      (0.77)      (0.88)
                                                                   -------         -------     -------    --------
Net Asset Value End of Period                                      $ 11.30         $ 11.52     $ 12.35    $  11.84
                                                                   -------         -------     -------    --------
Total Return(D)                                                       1.83%(B)        1.64%      12.59%      12.16%
Net Assets End of Period (in thousands)                            $37,458         $35,495     $19,898    $  7,892
Ratio of Expenses to Average Net Assets                               1.85%(A)        1.85%       1.85%       1.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.94%(A)        1.99%       2.02%       2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets           7.54%(A)        7.20%       7.51%       7.74%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  7.45%(A)        7.06%       7.35%       7.55%
Portfolio Turnover Rate                                                 41%            114%        175%        180%
                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE HIGH-YIELD BOND FUND (CLASS B)                      THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $  11.11
Net Investment Income (Loss)                                          0.61
Net Realized and Unrealized Gain (Loss) on Investments                0.28
                                                                  --------
Total from Investment Operations                                      0.89
                                                                  --------
Dividends from Net Investment Income                                 (0.61)
Distributions from Capital Gains                                        --
                                                                  --------
Total Distributions                                                  (0.61)
                                                                  --------
Net Asset Value End of Period                                     $  11.39
                                                                  --------
Total Return(D)                                                       8.12%(B)
Net Assets End of Period (in thousands)                             $2,951
Ratio of Expenses to Average Net Assets                               1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.09%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           7.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  7.68%(A)
Portfolio Turnover Rate                                                 89%(A)

                       See notes to financial statements.

                       THE ENTERPRISE Group of Funds, Inc.
82

ENTERPRISE HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE HIGH-YIELD BOND FUND (CLASS C)                                            JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                    $  11.53
Net Investment Income (Loss)                                                               0.43(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.23)
                                                                                       --------
Total from Investment Operations                                                           0.20
                                                                                       --------
Dividends from Net Investment Income                                                      (0.43)
Distributions from Capital Gains                                                             --
                                                                                       --------
Total Distributions                                                                       (0.43)
                                                                                       --------
Net Asset Value End of Period                                                          $  11.30
                                                                                       --------
Total Return(D)                                                                            1.74%(B)
Net Assets End of Period (in thousands)                                                $  6,276
Ratio of Expenses to Average Net Assets                                                    1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                1.94%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                7.52%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            7.43%(A)
Portfolio Turnover Rate                                                                      41%
                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE HIGH-YIELD BOND FUND (CLASS C)                                          DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $  12.35           $  11.71
Net Investment Income (Loss)                                                               0.87               0.61
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.66)              0.64
                                                                                       --------           --------
Total from Investment Operations                                                           0.21               1.25
                                                                                       --------           --------
Dividends from Net Investment Income                                                      (0.87)             (0.61)
Distributions from Capital Gains                                                          (0.16)                --
                                                                                       --------           --------
Total Distributions                                                                       (1.03)             (0.61)
                                                                                       --------           --------
Net Asset Value End of Period                                                          $  11.53           $  12.35
                                                                                       --------           --------
Total Return(D)                                                                            1.72%             10.87%(B)
Net Assets End of Period (in thousands)                                                $  5,392           $  1,463
Ratio of Expenses to Average Net Assets                                                    1.85%              1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                1.99%              2.01%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                7.27%              6.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            7.13%              6.68%(A)
Portfolio Turnover Rate                                                                     114%               175%(A)

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE HIGH-YIELD BOND FUND (CLASS Y)                                            JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                    $  11.51
Net Investment Income (Loss)                                                               0.49(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.21)
                                                                                       --------
Total from Investment Operations                                                           0.28
                                                                                       --------
Dividends from Net Investment Income                                                      (0.49)
Distributions from Capital Gains                                                             --
                                                                                       --------
Total Distributions                                                                       (0.49)
                                                                                       --------
Net Asset Value End of Period                                                          $  11.30
                                                                                       --------
Total Return                                                                               2.43%(B)
Net Assets End of Period (in thousands)                                                $  2,041
Ratio of Expenses to Average Net Assets                                                    0.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                0.94%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                8.56%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            8.47%(A)
Portfolio Turnover Rate                                                                      41%
                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED          7/25/97
ENTERPRISE HIGH-YIELD BOND FUND (CLASS Y)                                          DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $  12.35            $ 12.17
Net Investment Income (Loss)                                                               0.99               0.67
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.68)              0.18
                                                                                       --------           --------
Total from Investment Operations                                                           0.31               0.85
                                                                                       --------           --------
Dividends from Net Investment Income                                                      (0.99)             (0.67)
Distributions from Capital Gains                                                          (0.16)                --
                                                                                       --------           --------
Total Distributions                                                                       (1.15)             (0.67)
                                                                                       --------           --------
Net Asset Value End of Period                                                           $ 11.51           $  12.35
                                                                                       --------           --------
Total Return                                                                               2.49%              5.24%(B)
Net Assets End of Period (in thousands)                                                $  2,032           $    809
Ratio of Expenses to Average Net Assets                                                    0.85%              0.85%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                1.00%              1.02%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                8.30%              8.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            8.16%              8.09%(A)
Portfolio Turnover Rate                                                                     114%               175%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                             (UNAUDITED)
                                                          SIX MONTHS ENDED
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS A)                JUNE 30, 1999
-------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                         $   13.84
Net Investment Income (Loss)                                     0.27(F)
Net Realized and Unrealized Gain (Loss) on Investments          (0.48)
                                                            ---------
Total from Investment Operations                                (0.21)
                                                            ---------
Dividends from Net Investment Income                            (0.27)
Distributions from Capital Gains                                   --
                                                            ---------
Total Distributions                                             (0.27)
                                                            ---------
Net Asset Value End of Period                               $   13.36
                                                            ---------
Total Return(C)                                                 (1.56)%(B)
Net Assets End of Period (in thousands)                     $  22,456
Ratio of Expenses to Average Net Assets                          1.10%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                        1.51%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                          3.94%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                      3.53%(A)
Portfolio Turnover Rate                                            75%
                                                                           YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS A)                  1998        1997        1996        1995        1994
-------------------------------------------------------- ----------- ----------- ----------- ----------- -----------
Net Asset Value Beginning of Period                        $ 13.95     $ 13.83     $ 13.99     $ 12.80     $ 14.31
Net Investment Income (Loss)                                  0.60        0.63        0.64        0.65        0.67
Net Realized and Unrealized Gain (Loss) on Investments        0.20        0.31       (0.16)       1.21       (1.48)
                                                           -------     -------     -------     -------     -------
Total from Investment Operations                              0.80        0.94        0.48        1.86       (0.81)
                                                           -------     -------     -------     -------     -------
Dividends from Net Investment Income                         (0.60)      (0.63)      (0.64)      (0.65)      (0.68)
Distributions from Capital Gains                             (0.31)      (0.19)         --       (0.02)      (0.02)
                                                           -------     -------     -------     -------     -------
Total Distributions                                          (0.91)      (0.82)      (0.64)      (0.67)      (0.70)
                                                           -------     -------     -------     -------     -------
Net Asset Value End of Period                              $ 13.84     $ 13.95     $ 13.83     $ 13.99     $ 12.80
                                                           -------     -------     -------     -------     -------
Total Return(C)                                               5.92%       6.96%       3.53%      14.85%      (5.69)%
Net Assets End of Period (in thousands)                    $23,710     $23,695     $28,478     $33,626     $34,297
Ratio of Expenses to Average Net Assets                       1.10%       1.22%       1.25%       1.25%       1.25%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.40%       1.60%       1.41%       1.42%       1.28%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                       4.30%       4.50%       4.64%       4.82%       5.00%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                   4.00%       4.12%       4.48%       4.65%       4.97%
Portfolio Turnover Rate                                        100%          1%          1%          1%         26%

                                                                  (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  -----------------------------------
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS B)                      JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ------------------ ----------- ----------- -----------
Net Asset Value Beginning of Period                               $   13.84       $ 13.95     $ 13.83     $ 13.99
Net Investment Income (Loss)                                           0.23(F)       0.53        0.55        0.56
Net Realized and Unrealized Gain (Loss) on Investments                (0.49)         0.20        0.31       (0.16)
                                                                  ---------       -------     -------     --------
Total from Investment Operations                                      (0.26)         0.73        0.86        0.40
                                                                  ---------       -------     -------     --------
Dividends from Net Investment Income                                  (0.23)        (0.53)      (0.55)      (0.56)
Distributions from Capital Gains                                         --         (0.31)      (0.19)         --
                                                                  ---------       --------    --------    --------
Total Distributions                                                   (0.23)        (0.84)      (0.74)      (0.56)
                                                                  ---------       --------    --------    --------
Net Asset Value End of Period                                     $   13.35       $ 13.84     $ 13.95     $ 13.83
                                                                  ---------       --------    --------    --------
Total Return(D)                                                       (1.90)%(B)     5.33%       6.36%       2.96%
Net Assets End of Period (in thousands)                           $   5,172       $ 4,451    $  2,883    $  2,037
Ratio of Expenses to Average Net Assets                                1.65%(A)      1.65%       1.76%       1.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers)            2.05%(A)      1.96%       2.16%       1.96%
Ratio of Net Investment Income (Loss) to Average Net Assets            3.39%(A)      3.71%       3.94%       4.07%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                   2.98%(A)      3.41%       3.54%       3.92%
Portfolio Turnover Rate                                                  75%          100%          1%          1%
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $  13.44
Net Investment Income (Loss)                                          0.38
Net Realized and Unrealized Gain (Loss) on Investments                0.57
                                                                  --------
Total from Investment Operations                                      0.95
                                                                  --------
Dividends from Net Investment Income                                 (0.38)
Distributions from Capital Gains                                     (0.02)
                                                                  --------
Total Distributions                                                  (0.40)
                                                                  --------
Net Asset Value End of Period                                     $  13.99
                                                                  --------
Total Return(D)                                                       7.18%(B)
Net Assets End of Period (in thousands)                               $912
Ratio of Expenses to Average Net Assets                               1.80%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.98%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           4.08%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  3.94%(A)
Portfolio Turnover Rate                                                  1%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
84

ENTERPRISE TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS C)                                          JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                   $   13.84
Net Investment Income (Loss)                                                               0.23(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    (0.48)
                                                                                      ---------
Total from Investment Operations                                                          (0.25)
                                                                                      ---------
Dividends from Net Investment Income                                                      (0.23)
Distributions from Capital Gains                                                             --
                                                                                      ---------
Total Distributions                                                                       (0.23)
                                                                                      ---------
Net Asset Value End of Period                                                         $   13.36
                                                                                      ---------
Total Return(D)                                                                           (1.84)%(B)
Net Assets End of Period (in thousands)                                               $   1,261
Ratio of Expenses to Average Net Assets                                                    1.65%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.05%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                3.38%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            2.98%(A)
Portfolio Turnover Rate                                                                      75%
                                                                                                        For the Period
                                                                                       Year Ended           5/1/97
Enterprise Tax-Exempt Income Fund (Class C)                                        December 31, 1998   through 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                    $  13.95            $ 13.68
Net Investment Income (Loss)                                                               0.53               0.36
Net Realized and Unrealized Gain (Loss) on Investments                                     0.20               0.46
                                                                                       --------           --------
Total from Investment Operations                                                           0.73               0.82
                                                                                       --------           --------
Dividends from Net Investment Income                                                      (0.53)             (0.36)
Distributions from Capital Gains                                                          (0.31)             (0.19)
                                                                                       --------           --------
Total Distributions                                                                       (0.84)             (0.55)
                                                                                       --------           --------
Net Asset Value End of Period                                                          $  13.84           $  13.95
                                                                                       --------           --------
Total Return(D)                                                                            5.34%              6.14%(B)
Net Assets End of Period (in thousands)                                                $    777           $    184
Ratio of Expenses to Average Net Assets                                                    1.65%              1.67%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                1.93%              2.34%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                3.71%              3.99%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            3.43%              3.32%(A)
Portfolio Turnover Rate                                                                     100%                 1%(A)

                                                                                      (UNAUDITED)      FOR THE PERIOD
                                                                                   SIX MONTHS ENDED       11/17/98
ENTERPRISE TAX-EXEMPT INCOME FUND (CLASS Y)                                          JUNE 30, 1999    THROUGH 12/31/98
--------------------------------------------------------------------------------- ------------------ -----------------
Net Asset Value Beginning of Period                                                   $  13.84            $ 14.12
Net Investment Income (Loss)                                                              0.30(F)            0.07
Net Realized and Unrealized Gain (Loss) on Investments                                   (0.49)              0.03
                                                                                      --------            -------
Total from Investment Operations                                                         (0.19)              0.10
                                                                                      --------            -------
Dividends from Net Investment Income                                                     (0.30)             (0.07)
Distributions from Capital Gains                                                            --              (0.31)
                                                                                      --------            -------
Total Distributions                                                                      (0.30)             (0.38)
                                                                                      --------            -------
Net Asset Value End of Period                                                         $  13.35            $ 13.84
                                                                                      --------            -------
Total Return                                                                             (1.41)%(B)          0.75%(B)
Net Assets End of Period (in thousands)                                               $     64            $    65
Ratio of Expenses to Average Net Assets                                                   0.65%(A)           0.65%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               1.05%(A)           0.95%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               4.40%(A)           4.75%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)           3.99%(A)           4.45%(A)
Portfolio Turnover Rate                                                                     75%               100%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE MANAGED FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                (UNAUDITED)                  YEAR ENDED DECEMBER 31,
                                             SIX MONTHS ENDED  --------------------------------------------------
ENTERPRISE MANAGED FUND (CLASS A)              JUNE 30, 1999       1998         1997         1996         1995
------------------------------------------- ------------------ ------------ ------------ ------------ -----------
Net Asset Value Beginning of Period              $  9.26         $   9.25      $  7.97      $  6.70      $ 4.91
Net Investment Income (Loss)                        0.03(F)          0.06         0.04         0.06        0.04
Net Realized and Unrealized Gain (Loss) on
 Investments                                        0.55             0.58         1.64         1.41        1.81
                                                 -------         --------      -------      -------      ------
Total from Investment Operations                    0.58             0.64         1.68         1.47        1.85
                                                 -------         --------      -------      -------      ------
Dividends from Net Investment Income                  --            (0.05)       (0.04)       (0.06)      (0.03)
Distributions from Capital Gains                      --            (0.58)       (0.36)       (0.14)      (0.03)
                                                 -------         --------     --------     --------     -------
Total Distributions                                   --            (0.63)       (0.40)       (0.20)      (0.06)
                                                 -------         --------     --------     --------     -------
Net Asset Value End of Period                    $  9.84         $   9.26      $  9.25      $  7.97      $ 6.70
                                                 -------         --------     --------     --------     -------
Total Return(C)                                     6.26%(B)         7.05%       21.05%       22.08%      37.69%
Net Assets End of Period (in thousands)         $168,811         $175,084     $156,608     $101,022     $47,839
Ratio of Expenses to Average Net Assets             1.45%(A)         1.50%        1.49%        1.57%       1.75%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)                                1.45%(A)         1.50%        1.49%        1.57%       1.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                 0.67%(A)         0.57%        0.47%        1.12%       1.09%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)             0.67%(A)         0.57%        0.47%        1.12%       0.94%
Portfolio Turnover Rate                               31%              43%          28%          33%         26%
                                              FOR THE PERIOD
                                                 10/1/94
ENTERPRISE MANAGED FUND (CLASS A)            THROUGH 12/31/94
------------------------------------------- -----------------
Net Asset Value Beginning of Period            $    5.00
Net Investment Income (Loss)                        0.01
Net Realized and Unrealized Gain (Loss) on
 Investments                                       (0.09)
                                               ---------
Total from Investment Operations                   (0.08)
                                               ---------
Dividends from Net Investment Income               (0.01)
Distributions from Capital Gains                      --
                                               ---------
Total Distributions                                (0.01)
                                               ---------
Net Asset Value End of Period                  $    4.91
                                               ---------
Total Return(C)                                    (1.58)%(B)
Net Assets End of Period (in thousands)        $   7,872
Ratio of Expenses to Average Net Assets             1.75%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)                                3.71%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                 1.30%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)            (0.32)%(A)
Portfolio Turnover Rate                               27%(A)

                                                                  (UNAUDITED)            YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  --------------------------------------
ENTERPRISE MANAGED FUND (CLASS B)                                JUNE 30, 1999       1998          1997         1996
------------------------------------------------------------- ------------------ ------------ ------------- -----------
Net Asset Value Beginning of Period                                $  9.17         $   9.19      $  7.93      $ 6.68
Net Investment Income (Loss)                                          0.01F              --        (0.01)       0.02
Net Realized and Unrealized Gain (Loss) on Investments                0.53             0.57         1.63        1.41
                                                                   -------         --------      -------      ------
Total from Investment Operations                                      0.54             0.57         1.62        1.43
                                                                   -------         --------      -------      ------
Dividends from Net Investment Income                                    --            (0.01)          --       (0.04)
Distributions from Capital Gains                                        --            (0.58)       (0.36)      (0.14)
                                                                   -------         --------      -------      -------
Total Distributions                                                     --            (0.59)       (0.36)      (0.18)
                                                                   -------         --------      -------      -------
Net Asset Value End of Period                                      $  9.71         $   9.17      $  9.19      $ 7.93
                                                                   -------         --------      -------      -------
Total Return(D)                                                       5.89%(B)         6.31%       20.45%      21.50%
Net Assets End of Period (in thousands)                           $167,414         $161,552     $110,213     $57,037
Ratio of Expenses to Average Net Assets                               2.00%(A)         2.05%        2.04%       2.13%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.00%(A)         2.05%        2.04%       2.13%
Ratio of Net Investment Income (Loss) to Average Net Assets           0.12%(A)         0.02%       (0.09)%      0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  0.12%(A)         0.02%       (0.09)%      0.52%
Portfolio Turnover Rate                                                 31%              43%          28%         33%
                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE MANAGED FUND (CLASS B)                              THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                                $  5.68
Net Investment Income (Loss)                                          0.01
Net Realized and Unrealized Gain (Loss) on Investments                1.05
                                                                   -------
Total from Investment Operations                                      1.06
                                                                   -------
Dividends from Net Investment Income                                 (0.03)
Distributions from Capital Gains                                     (0.03)
                                                                   -------
Total Distributions                                                  (0.06)
                                                                   -------
Net Asset Value End of Period                                      $  6.68
                                                                   -------
Total Return(D)                                                      18.38%(B)
Net Assets End of Period (in thousands)                            $16,792
Ratio of Expenses to Average Net Assets                               2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           2.45%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           0.31%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  0.14%(A)
Portfolio Turnover Rate                                                 26%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
86

ENTERPRISE MANAGED FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE MANAGED FUND (CLASS C)                                                    JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                     $ 9.09
Net Investment Income (Loss)                                                              0.01(F)
Net Realized and Unrealized Gain (Loss) on Investments                                    0.61
                                                                                        ------
Total from Investment Operations                                                          0.62
                                                                                        ------
Dividends from Net Investment Income                                                        --
Distributions from Capital Gains                                                            --
                                                                                        ------
Total Distributions                                                                         --
                                                                                        ------
Net Asset Value End of Period                                                           $ 9.71
                                                                                        ------
Total Return(D)                                                                           6.82%(B)
Net Assets End of Period (in thousands)                                                $11,672
Ratio of Expenses to Average Net Assets                                                   2.00%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                               2.00%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                               0.12%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
  (Excluding Waivers)                                                                     0.12%(A)
Portfolio Turnover Rate                                                                     31%
                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE MANAGED FUND (CLASS C)                                                  DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                      $ 9.21          $    8.24
Net Investment Income (Loss)                                                              (0.01)                --
Net Realized and Unrealized Gain (Loss) on Investments                                     0.49               1.38
                                                                                        -------          ---------
Total from Investment Operations                                                           0.48               1.38
                                                                                        -------          ---------
Dividends from Net Investment Income                                                      (0.02)             (0.05)
Distributions from Capital Gains                                                          (0.58)             (0.36)
                                                                                        -------          ---------
Total Distributions                                                                       (0.60)             (0.41)
                                                                                        -------          ---------
Net Asset Value End of Period                                                            $ 9.09          $    9.21
                                                                                        -------          ---------
Total Return(D)                                                                            5.36%             16.74%(B)
Net Assets End of Period (in thousands)                                                 $11,654          $   3,614
Ratio of Expenses to Average Net Assets                                                    2.05%              2.06%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                2.05%              2.06%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                0.02%             (0.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            0.02%             (0.18)%(A)
Portfolio Turnover Rate                                                                      43%                28%(A)

                                                                  (UNAUDITED)          YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  -----------------------------------
ENTERPRISE MANAGED FUND (CLASS Y)                                JUNE 30, 1999       1998        1997        1996
------------------------------------------------------------- ------------------ ----------- ----------- -----------
Net Asset Value Beginning of Period                                 $ 9.25          $ 9.27      $ 7.98      $ 6.70
Net Investment Income (Loss)                                          0.05(F)         0.10        0.08        0.09
Net Realized and Unrealized Gain (Loss) on Investments                0.55            0.55        1.64        1.42
                                                                    ------         -------     -------     -------
Total from Investment Operations                                      0.60            0.65        1.72        1.51
                                                                    ------         -------     -------     -------
Dividends from Net Investment Income                                    --           (0.09)      (0.07)      (0.09)
Distributions from Capital Gains                                        --           (0.58)      (0.36)      (0.14)
                                                                    ------         -------     -------     -------
Total Distributions                                                     --           (0.67)      (0.43)      (0.23)
                                                                    ------         -------     -------     -------
Net Asset Value End of Period                                       $ 9.85          $ 9.25      $ 9.27      $ 7.98
                                                                    ------         -------     -------     -------
Total Return                                                          6.49%(B)        7.20%      21.60%      22.63%
Net Assets End of Period (in thousands)                            $89,437         $89,084     $80,879     $57,794
Ratio of Expenses to Average Net Assets                               1.00%(A)        1.05%       1.04%       1.12%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.00%(A)        1.05%       1.04%       1.12%
Ratio of Net Investment Income (Loss) to Average Net Assets           1.12%(A)        1.01%       0.92%       1.57%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  1.12%(A)        1.01%       0.92%       1.57%
Portfolio Turnover Rate                                                 31%             43%         28%         33%
                                                                FOR THE PERIOD
                                                                    7/5/95
ENTERPRISE MANAGED FUND (CLASS Y)                              THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                                $  6.17
Net Investment Income (Loss)                                          0.03
Net Realized and Unrealized Gain (Loss) on Investments                0.57
                                                                   -------
Total from Investment Operations                                      0.60
                                                                   -------
Dividends from Net Investment Income                                 (0.04)
Distributions from Capital Gains                                     (0.03)
                                                                   -------
Total Distributions                                                  (0.07)
                                                                   -------
Net Asset Value End of Period                                      $  6.70
                                                                   -------
Total Return                                                          9.80%(B)
Net Assets End of Period (in thousands)                            $26,664
Ratio of Expenses to Average Net Assets                               1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.41%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           1.39%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  1.28%(A)
Portfolio Turnover Rate                                                 26%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

ENTERPRISE MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         (UNAUDITED)
                                                      SIX MONTHS ENDED
ENTERPRISE MONEY MARKET FUND (CLASS A)                  JUNE 30, 1999
----------------------------------------------------- -----------------
Net Asset Value Beginning of Period                        $  1.00
Net Investment Income (Loss)                                  0.02(F)
                                                           -------
Total from Investment Operations                              0.02
                                                           -------
Dividends from Net Investment Income                         (0.02)
                                                           -------
Total Distributions                                          (0.02)
                                                           -------
Net Asset Value End of Period                              $  1.00
                                                           -------
Total Return                                                  2.22%(B)
Net Assets End of Period (in thousands)                   $152,939
Ratio of Expenses to Average Net Assets                       0.59%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     0.59%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                       4.43%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                   4.43%(A)
                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------------------------
ENTERPRISE MONEY MARKET FUND (CLASS A)                    1998         1997        1996        1995       1994
----------------------------------------------------- ------------ ----------- ----------- ----------- ----------
Net Asset Value Beginning of Period                      $  1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
Net Investment Income (Loss)                                0.05        0.05        0.04        0.05       0.03
                                                        -------      ------      ------      ------     -------
Total from Investment Operations                            0.05        0.05        0.04        0.05       0.03
                                                        -------      ------      ------      ------     -------
Dividends from Net Investment Income                       (0.05)      (0.05)      (0.04)      (0.05)     (0.03)
                                                        --------     -------     -------     -------    -------
Total Distributions                                        (0.05)      (0.05)      (0.04)      (0.05)     (0.03)
                                                        --------     -------     -------     -------    -------
Net Asset Value End of Period                            $  1.00      $ 1.00      $ 1.00      $ 1.00     $ 1.00
                                                        --------     -------     -------     -------    -------
Total Return                                                5.04%       4.69%       4.51%       5.05%      3.34%
Net Assets End of Period (in thousands)                 $140,490     $68,466     $59,074     $40,325    $32,334
Ratio of Expenses to Average Net Assets                     0.64%       1.00%       1.00%       1.00%      1.00%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                   0.64%       1.24%       1.18%       1.35%      1.33%
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                     4.91%       4.59%       4.42%       4.92%      3.30%
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)                                 4.91%       4.35%       4.24%       4.57%      3.08%

                                                                  (UNAUDITED)         YEAR ENDED DECEMBER 31,
                                                               SIX MONTHS ENDED  ---------------------------------
ENTERPRISE MONEY MARKET FUND (CLASS B)                           JUNE 30, 1999       1998       1997       1996
------------------------------------------------------------- ------------------ ----------- ---------- ----------
Net Asset Value Beginning of Period                                $  1.00         $  1.00     $ 1.00     $ 1.00
Net Investment Income (Loss)                                          0.02(F)         0.05       0.04       0.04
                                                                   -------         -------    -------    -------
Total from Investment Operations                                      0.02            0.05       0.04       0.04
                                                                   -------         -------    -------    -------
Dividends from Net Investment Income                                 (0.02)          (0.05)     (0.04)     (0.04)
                                                                   -------         -------    -------    -------
Total Distributions                                                  (0.02)          (0.05)     (0.04)     (0.04)
                                                                   -------         -------    -------    -------
Net Asset Value End of Period                                      $  1.00         $  1.00     $ 1.00     $ 1.00
                                                                   -------         -------    -------    -------
Total Return(D)                                                       2.22%(B)        5.04%      4.11%      3.94%
Net Assets End of Period (in thousands)                            $17,464         $10,147    $ 5,980    $ 1,344
Ratio of Expenses to Average Net Assets                               0.59%(A)        0.64%      1.55%      1.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers)           0.59%(A)        0.64%      1.79%      1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets           4.43%(A)        4.91%      4.09%      3.85%
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  4.43%(A)        4.91%      3.85%      3.68%
                                                                FOR THE PERIOD
                                                                    5/1/95
ENTERPRISE MONEY MARKET FUND (CLASS B)                         THROUGH 12/31/95
------------------------------------------------------------- -----------------
Net Asset Value Beginning of Period                               $   1.00
Net Investment Income (Loss)                                          0.03
                                                                  --------
Total from Investment Operations                                      0.03
                                                                  --------
Dividends from Net Investment Income                                 (0.03)
                                                                  --------
Total Distributions                                                  (0.03)
                                                                  --------
Net Asset Value End of Period                                     $   1.00
                                                                  --------
Total Return(D)                                                       2.95%(B)
Net Assets End of Period (in thousands)                           $    394
Ratio of Expenses to Average Net Assets                               1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.88%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets           4.23%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                  3.90%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.
88

ENTERPRISE MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE MONEY MARKET FUND (CLASS C)                                               JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                    $   1.00
Net Investment Income (Loss)                                                               0.02(F)
                                                                                       --------
Total from Investment Operations                                                           0.02
                                                                                       --------
Dividends from Net Investment Income                                                      (0.02)
                                                                                       --------
Total Distributions                                                                       (0.02)
                                                                                       --------
Net Asset Value End of Period                                                          $   1.00
                                                                                       --------
Total Return(D)                                                                            2.22%(B)
Net Assets End of Period (in thousands)                                                  $5,959
Ratio of Expenses to Average Net Assets                                                    0.59%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                0.59%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                4.43%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            4.43%(A)
                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED           5/1/97
ENTERPRISE MONEY MARKET FUND (CLASS C)                                             DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                     $  1.00           $   1.00
Net Investment Income (Loss)                                                               0.05               0.02
                                                                                        -------           --------
Total from Investment Operations                                                           0.05               0.02
                                                                                        -------           --------
Dividends from Net Investment Income                                                      (0.05)             (0.02)
                                                                                        -------           --------
Total Distributions                                                                       (0.05)             (0.02)
                                                                                        -------           --------
Net Asset Value End of Period                                                           $  1.00           $   1.00
                                                                                        -------           --------
Total Return(D)                                                                            5.04%              2.86%(B)
Net Assets End of Period (in thousands)                                                 $ 4,680           $  1,021
Ratio of Expenses to Average Net Assets                                                    0.63%              1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                0.63%              1.85%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                4.90%              4.15%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            4.90%              3.85%(A)

                                                                                      (UNAUDITED)
                                                                                   SIX MONTHS ENDED
ENTERPRISE MONEY MARKET FUND (CLASS Y)                                               JUNE 30, 1999
--------------------------------------------------------------------------------- ------------------
Net Asset Value Beginning of Period                                                    $   1.00
Net Investment Income (Loss)                                                               0.02(F)
                                                                                       --------
Total from Investment Operations                                                           0.02
                                                                                       --------
Dividends from Net Investment Income                                                      (0.02)
                                                                                       --------
Total Distributions                                                                       (0.02)
                                                                                       --------
Net Asset Value End of Period                                                          $   1.00
                                                                                       --------
Total Return                                                                               2.22%(B)
Net Assets End of Period (in thousands)                                                  $3,062
Ratio of Expenses to Average Net Assets                                                    0.59%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                0.59%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                4.43%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            4.43%(A)
                                                                                                        FOR THE PERIOD
                                                                                       YEAR ENDED          7/17/97
ENTERPRISE MONEY MARKET FUND (CLASS Y)                                             DECEMBER 31, 1998   THROUGH 12/31/97
--------------------------------------------------------------------------------- ------------------- -----------------
Net Asset Value Beginning of Period                                                      $ 1.00           $   1.00
Net Investment Income (Loss)                                                               0.05               0.02
                                                                                         ------            --------
Total from Investment Operations                                                           0.05               0.02
                                                                                         ------            --------
Dividends from Net Investment Income                                                      (0.05)             (0.02)
                                                                                         ------            --------
Total Distributions                                                                       (0.05)             (0.02)
                                                                                         ------            --------
Net Asset Value End of Period                                                            $ 1.00           $   1.00
                                                                                         -------           --------
Total Return                                                                               5.04%              2.31%(B)
Net Assets End of Period (in thousands)                                                 $ 3,413           $  2,700
Ratio of Expenses to Average Net Assets                                                    0.65%              0.70%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)                                0.65%              0.95%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets                                4.92%              4.96%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)            4.92%              4.71%(A)

                       See notes to financial statements.

                      THE ENTERPRISE Group of Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------
1. ORGANIZATION

The Enterprise Group of Funds, Inc. ("EGF") is registered under The Investment Company Act of 1940 as an open-end management investment company and consists of the Growth, Equity, Growth and Income, Equity Income, Capital Appreciation, Small Company Growth, Small Company Value, International Growth, Global Financial Services, Government Securities, High-Yield Bond, Tax-Exempt Income, Managed and Money Market Funds.

EGF offers Class A, B, C and Y shares. Shares of each class represent an identical interest in the investments of their respective funds and generally have the same rights, but are offered with different sales charge and distribution fee arrangements. Class A shares are subject to a maximum sales charge of 4.75 percent. Class B shares are subject to a maximum contingent sales charge of 5 percent, which declines to zero after six years and which is based on the lesser of net asset value at the time of purchase or redemption. Class B shares automatically convert to Class A shares of the same fund eight years after purchase. Class C shares are subject to a maximum contingent sales charge of 1 percent, which declines to zero after one year and which is based on the lesser of net asset value at the time of purchase or redemption. Class Y shares are not subject to any sales charges.

2. SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Securities held by the Money Market Fund are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

SPECIAL VALUATION RISKS -- As part of its investment program, the Government Securities Fund invests in collateralized mortgage obligations ("CMOs"). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Fund invests, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which the High-Yield Bond Fund may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Fund may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

REPURCHASE AGREEMENTS -- Each fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the fund receives, as collateral, securities whose market value is at least equal to the repurchase price.

FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund

                      THE ENTERPRISE Group of Funds, Inc.
90

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------
agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

FOREIGN CURRENCY TRANSLATION -- Securities, other assets and liabilities of the International Growth Fund and the Global Financial Services Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred; and exchange gains and losses are realized upon ultimate receipt or disbursement. The International Growth Fund and the Global Financial Services Fund do not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts on securities are amortized for both financial and tax purposes.

EXPENSES -- Each fund and class bears expenses incurred specifically on its behalf as well as a portion of the common expenses of EGF. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL INCOME TAXES -- No provision for Federal income or excise taxes is required, because EGF intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The funds are charged management fees by Enterprise Capital Management, Inc. ("ECM") for furnishing management and administrative services. ECM has contractually agreed to limit the funds' expenses through May 1, 2000, to the expense ratios noted below. Enterprise Fund Distributors, Inc. ("EFD"), a wholly-owned subsidiary of ECM, serves as principal underwriter for shares of EGF. The Directors of EGF have adopted a Distributor's Agreement and Plan of Distribution

                      THE ENTERPRISE Group of Funds, Inc.

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------
(the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each fund will pay EFD a distribution fee, accrued daily and payable monthly. The management fee, distribution fee, and maximum expense amounts are equal to the following annual percentage of average net assets for each class of shares:

                             MANAGEMENT FEE           DISTRIBUTION FEE                     MAXIMUM EXPENSE AMOUNT
                            ---------------- ----------------------------------- -------------------------------------------
FUND                                            A        B          C        Y        A          B          C          Y
---------------------------                  ------ ---------- ---------- ------ ---------- ---------- ---------- ----------
Growth                       .75%            .45%   1.00%      1.00%      none   1.60%      2.15%      2.15%      1.15%
Equity                       .75%            .45%   1.00%      1.00%      none   1.60%      2.15%      2.15%      1.15%
Growth and Income            .75%            .45%   1.00%      1.00%      none   1.50%      2.05%      2.05%      1.05%
Equity Income                .75%            .45%   1.00%      1.00%      none   1.50%      2.05%      2.05%      1.05%
Capital Appreciation         .75%            .45%   1.00%      1.00%      none   1.75%      2.30%      2.30%      1.30%
Small Company Growth        1.00%            .45%   1.00%      1.00%      none   1.85%      2.40%      2.40%      1.40%
Small Company Value          .75%            .45%   1.00%      1.00%      none   1.75%      2.30%      2.30%      1.30%
International Growth         .85%            .45%   1.00%      1.00%      none   2.00%      2.55%      2.55%      1.55%
Global Financial Services    .85%            .45%   1.00%      1.00%      none   1.75%      2.30%      2.30%      1.30%
Government Securities        .60%            .45%   1.00%      1.00%      none   1.30%      1.85%      1.85%       .85%
High-Yield Bond              .60%            .45%   1.00%      1.00%      none   1.30%      1.85%      1.85%       .85%
Tax-Exempt Income            .50%            .45%   1.00%      1.00%      none   1.10%      1.65%      1.65%       .65%
Managed                      .75%            .45%   1.00%      1.00%      none   1.75%      2.30%      2.30%      1.30%
Money Market                 .35%             none   none       none      none    .70%       .70%       .70%       .70%

ECM is a wholly-owned subsidiary of The MONY Life Insurance Company, which is wholly-owned by The MONY Group Inc. The MONY Group Inc. and its subsidiaries and affiliates had the following investments in EGF as of June 30, 1999:

FUND                              A        B      C           Y
--------------------------- ------------ ---- --------- -------------
Growth                       $  812,830  --        --    $   754,686
Equity                        1,451,443  --        --         59,636
Growth and Income                    --  --        --         44,488
Equity Income                   959,549  --        --        113,155
Capital Appreciation            126,679  --        --        197,268
Small Company Growth                 --  --        --         47,231
Small Company Value             228,122  --        --        283,485
International Growth          2,668,324  --        --     13,947,900
Global Financial Services            --  --        --      6,090,067
Government Securities           908,623  --        --             --
High-Yield Bond                  97,665  --        --         30,580
Tax-Exempt Income                    --  --    $1,017         47,273
Managed                       3,183,247  --        --     78,523,061
Money Market                    386,115  --        --             --

ECM has subadvisory agreements with various investment advisors as Fund Managers for the funds of EGF. The management fee, as a percentage of average net assets of a fund, is paid to ECM, which pays a portion of the fee to the Fund Manager. 1740 Advisers, Inc., a wholly-owned subsidiary of The MONY Group Inc., is the Fund Manager for the Equity Income Fund. For the period ended June 30, 1999, ECM incurred subadvisory fees payable to 1740 Advisers, Inc. related to the Equity Income Fund of $225,588, with a related payable balance of $39,982 as of June 30, 1999.

The portion of sales charges paid to MONY Securities Corporation, a wholly-owned subsidiary of The MONY Group Inc., was $5,612,427 for the period ended June 30, 1999. The portion of sales charges paid to EFD was $1,065,120 for the period ended June 30, 1999.

                      THE ENTERPRISE Group of Funds, Inc.
92

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------
EFD uses its distribution fee from EGF to pay expenses on behalf of EGF related to the distribution and servicing of its shares. These expenses include a service fee to securities dealers that enter into a sales agreement with EFD. Through June 30, 1999 EFD incurred $586,633 of service fees payable to MONY Securities Corporation.

4. FINANCIAL INSTRUMENTS

As part of each funds investment program, the International Growth Fund and the Global Financial Services Fund utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Funds will enter into forward contracts only for hedging purposes. The Funds may be required to set aside liquid assets in a segregated custodial account to collateralize their obligations. At June 30, 1999, the Funds had entered into various forward currency exchange contracts under which they are obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1999 are as follows:

INTERNATIONAL GROWTH FUND

                                 PURCHASES                       NET UNREALIZED
 SETTLEMENT    ----------------------------------------------    APPRECIATION/
    DATE              RECEIVE                 DELIVER            (DEPRECIATION)
------------   ---------------------   ----------------------   ---------------
   8/24/99     JPY     550,000,000     USD        4,704,876       $ (122,344)
                                                                  ----------
                                   SALES
               ----------------------------------------------
                      RECEIVE                 DELIVER
               ---------------------   ----------------------
   7/2/99      USD       342,834       CHF          533,451             (198)
   8/24/99     USD     9,630,900       EUR        9,000,000          315,663
   8/24/99     USD     4,704,876       JPY      550,000,000          122,344
                                                                  ----------
                                                                     437,809
                                                                  ----------
                                                                  $  315,465
                                                                  ==========
GLOBAL FINANCIAL SERVICES FUND
                               PURCHASES                    NET UNREALIZED
 SETTLEMENT    -----------------------------------------    APPRECIATION/
    DATE            RECEIVE               DELIVER           (DEPRECIATION)
------------   ------------------   --------------------   ---------------
   9/22/99      EUR      50,000     USD        52,210          $ (341)
                                                               ------
                                   SALES
               ----------------------------------------------
                     RECEIVE                  DELIVER
               ---------------------   ----------------------
   9/22/99      USD    91,537       EUR        85,000           3,359
   9/22/99      USD    50,361       JPY     6,000,000             144
   9/22/99      USD     9,152       SGD        15,000             267
                                                               ------
                                                                3,770
                                                               ------
                                                               $3,429
                                                               ======

As part of its investment program, the High-Yield Bond Fund may enter into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the fund attempts to enter into a closing position;
(3) the risk that the fund

                      THE ENTERPRISE Group of Funds, Inc.

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------
will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Fund depends on the ability of the Fund Manager to predict movements in stock, bond, and currency prices and interest rates. There were no open futures contracts at June 30, 1999 in the High-Yield Bond Fund.

For the period ended June 30, 1999, purchases and sales proceeds of investments, other than short-term investments, were as follows:

                                  U.S. GOVERNMENT               OTHER INVESTMENT
                                    OBLIGATIONS                    SECURITIES
                            ---------------------------- -------------------------------
FUND                           PURCHASES       SALES        PURCHASES         SALES
--------------------------- -------------- ------------- --------------- ---------------
Growth                                --             --   $530,532,144    $282,507,658
Equity                                --             --      7,296,747       5,105,134
Growth and Income                     --             --     25,615,724       1,762,135
Equity Income                         --             --     33,678,563      19,367,407
Capital Appreciation                  --             --     65,802,345      39,048,420
Small Company Growth                  --             --      8,860,805       9,050,874
Small Company Value                   --             --     56,969,250      36,730,715
International Growth                  --             --     76,776,073      75,396,344
Global Financial Services             --             --      6,055,827         645,384
Government Securities        $27,727,525    $ 8,956,346      4,883,213       3,797,885
High-Yield Bond                  481,758      1,982,578     46,076,943      45,062,906
Tax-Exempt Income                     --             --     23,271,112      21,313,906
Managed                       43,637,500     19,937,500     77,633,700     114,725,530

5. CAPITAL SHARE TRANSACTIONS

At June 30, 1999, EGF has 2,500,000,000 authorized shares at $.10 par value. The following tables summarize the capital share activity:
                                            GROWTH FUND                   EQUITY FUND             GROWTH AND INCOME FUND
                                  ------------------------------- ---------------------------- ----------------------------
                                   YEAR-TO-DATE     YEAR ENDED       YEAR-TO-DATE    YEAR ENDED     YEAR-TO-DATE    YEAR ENDED
                                     JUNE 30,        DEC. 31,          JUNE 30,       DEC. 31,        JUNE 30,       DEC. 31,
                                       1999            1998              1999           1998            1999           1998
                                  -------------- ----------------   -------------- -------------   -------------- -------------
CLASS A
Shares sold                         16,831,377       25,016,660         301,949        672,133         588,604        502,593
Reinvestment of distributions               --        1,817,182              --          6,246              --          6,225
Shares redeemed                     (9,237,303)     (12,643,429)       (248,043)      (173,058)        (90,511)       (94,462)
Net increase (decrease)              7,594,074       14,190,413          53,906        505,321         498,093        414,356
CLASS B
Shares sold                          8,920,152       12,165,306         434,935      1,484,070         529,176        682,522
Reinvestment of distributions               --        1,012,396              --          6,611              --          6,206
Shares redeemed                     (1,424,076)      (1,548,771)       (219,627)      (439,218)        (90,960)       (60,729)
Net increase (decrease)              7,496,076       11,628,931         215,308      1,051,463         438,216        627,999
CLASS C
Shares sold                          4,025,801        5,180,277         126,621        223,366         120,567        154,095
Reinvestment of distributions               --          290,019              --          1,143              --          1,314
Shares redeemed                       (833,853)        (666,966)        (55,028)       (38,398)        (86,060)       (16,707)
Net increase (decrease)              3,191,948        4,803,330          71,593        186,111          34,507        138,702
CLASS Y
Shares sold                            510,063        1,619,933           3,418          8,787          63,006         95,597
Reinvestment of distributions               --          105,397              --             11              --          8,894
Shares redeemed                       (440,965)      (1,513,470)             --             --        (102,183)       (91,693)
Net increase (decrease)                 69,098          211,860           3,418          8,798         (39,177)        12,798
Total net increase (decrease)       18,351,196       30,834,534         344,225      1,751,693         931,639      1,193,855

                      THE ENTERPRISE Group of Funds, Inc.
94

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------

                                      EQUITY INCOME FUND        CAPITAL APPRECIATION FUND     SMALL COMPANY GROWTH FUND
                                  --------------------------- ------------------------------ ----------------------------
                                   YEAR-TO-DATE   YEAR ENDED     YEAR-TO-DATE     YEAR ENDED      YEAR-TO-DATE    YEAR ENDED
                                     JUNE 30,      DEC. 31,        JUNE 30,        DEC. 31,         JUNE 30,       DEC. 31,
                                       1999          1998            1999            1998             1999           1998
                                  -------------- ------------   -------------- ---------------   -------------- -------------
CLASS A
Shares sold                           378,224       693,308        1,076,046         913,983         180,899        302,759
Reinvestment of distributions          15,262       338,394               --         548,612              --             --
Shares redeemed                      (439,773)     (599,916)      (1,081,442)     (1,224,998)       (115,646)      (145,393)
Net increase (decrease)               (46,287)      431,786           (5,396)        237,597          65,253        157,366
CLASS B
Shares sold                           388,567       609,848          247,102         204,019         165,625        379,838
Reinvestment of distributions           3,037        95,849               --          64,334              --             72
Shares redeemed                      (116,589)     (161,207)         (51,336)       (102,705)       (106,008)      (105,961)
Net increase (decrease)               275,015       544,490          195,766         165,648          59,617        273,949
CLASS C
Shares sold                           192,661       151,702           48,083          23,429          46,378        102,779
Reinvestment of distributions             568        16,076               --           4,328              --              1
Shares redeemed                      (110,853)      (27,165)         (15,921)         (4,125)        (38,522)       (25,158)
Net increase (decrease)                82,376       140,613           32,162          23,632           7,856         77,622
CLASS Y
Shares sold                               249         4,152            1,156           5,239          16,382         48,468
Reinvestment of distributions               2            35               --             443              --             --
Shares redeemed                          (345)           --             (531)           (434)        (94,562)      (223,611)
Net increase (decrease)                   (94)        4,187              625           5,248         (78,180)      (175,143)
Total net increase (decrease)         311,010     1,121,076          223,157         432,125          54,546        333,794

                                     SMALL COMPANY VALUE FUND     INTERNATIONAL GROWTH FUND  GLOBAL FINANCIAL SERVICES FUND
                                  ------------------------------ --------------------------- ------------------------------
                                                                                                                 FOR THE PERIOD
                                   YEAR-TO-DATE     YEAR ENDED      YEAR-TO-DATE   YEAR ENDED     YEAR-TO-DATE    OF 10/01/98
                                     JUNE 30,        DEC. 31,         JUNE 30,      DEC. 31,        JUNE 30,        THROUGH
                                       1999            1998             1999          1998            1999          12/31/98
                                  -------------- ---------------   -------------- ------------   -------------- ---------------
CLASS A
Shares sold                          6,074,890      10,236,575         501,115       524,854         535,373         258,209
Reinvestment of distributions               --         276,418          32,788        22,822              --              --
Shares redeemed                     (4,198,499)     (6,275,721)       (526,603)     (627,956)       (102,185)        (22,324)
Net increase (decrease)              1,876,391       4,237,272           7,300       (80,280)        433,188         235,885
CLASS B
Shares sold                          2,666,514       6,411,837         225,725       714,287         440,049         201,951
Reinvestment of distributions               --         217,426          13,604         6,578              --              --
Shares redeemed                     (1,081,536)     (1,516,761)       (219,074)     (458,613)        (64,434)        (32,303)
Net increase (decrease)              1,584,978       5,112,502          20,255       262,252         375,615         169,648
CLASS C
Shares sold                          1,586,061       1,622,753          88,134       170,129          68,583          40,519
Reinvestment of distributions               --          47,138           3,059         1,342              --              --
Shares redeemed                       (344,500)       (214,262)        (67,821)      (51,927)        (39,306)         (4,351)
Net increase (decrease)              1,241,561       1,455,629          23,372       119,544          29,277          36,168
CLASS Y
Shares sold                             35,303          27,544         311,764       454,733           4,104         942,373
Reinvestment of distributions               --             941          11,865        10,505              --              --
Shares redeemed                         (9,702)         (9,455)       (287,535)     (414,104)         (1,472)             --
Net increase (decrease)                 25,601          19,030          36,094        51,134           2,632         942,373
Total net increase (decrease)        4,728,531      10,824,433          87,021       352,650         840,712       1,384,074

                      THE ENTERPRISE Group of Funds, Inc.

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------

                                   GOVERNMENT SECURITIES FUND        HIGH-YIELD BOND FUND         TAX-EXEMPT INCOME FUND
                                 ------------------------------ ------------------------------ ----------------------------
                                  YEAR-TO-DATE     YEAR ENDED    YEAR-TO-DATE     YEAR ENDED    YEAR-TO-DATE    YEAR ENDED
                                    JUNE 30,        DEC. 31,       JUNE 30,        DEC. 31,       JUNE 30,       DEC. 31,
                                      1999            1998           1999            1998           1999           1998
                                 -------------- --------------- -------------- --------------- -------------- -------------
 CLASS A
 Shares sold                        1,592,359       1,824,935        910,805       2,158,147       451,610        339,169
 Reinvestment of distributions        108,485         247,336        163,993         434,025        21,137         88,848
 Shares redeemed                   (1,414,569)     (1,883,753)    (1,166,003)     (1,669,074)     (504,433)      (414,098)
 Net increase (decrease)              286,275         188,518        (91,205)        923,098       (31,686)        13,919
 CLASS B
 Shares sold                          897,725       2,093,943        721,949       2,209,676       119,436        178,013
 Reinvestment of distributions         41,381          62,371         76,528         166,249         3,927         13,548
 Shares redeemed                     (429,248)       (942,532)      (563,713)       (907,108)      (57,651)       (76,656)
 Net increase (decrease)              509,858       1,213,782        234,764       1,468,817        65,712        114,905
 CLASS C
 Shares sold                          225,106         319,445        280,888         480,109        48,382         52,051
 Reinvestment of distributions          6,197           6,516         13,944          24,727           882          2,052
 Shares redeemed                     (112,289)       (112,968)      (207,348)       (155,499)      (11,038)       (11,150)
 Net increase (decrease)              119,014         212,993         87,484         348,882        38,226         42,953
 CLASS Y
 Shares sold                           42,769          81,282         17,238         105,448            --          4,698
 Reinvestment of distributions         15,119          38,601          6,184          10,054            21             29
 Shares redeemed                      (41,443)       (149,732)       (19,240)         (4,531)           --             --
 Net increase (decrease)              119,014         (29,489)         4,182         110,971            21          4,727
 Total net increase (decrease)        931,592       1,585,804        235,225       2,851,768        72,273        176,504

                                            MANAGED FUND                   MONEY MARKET FUND
                                   ------------------------------ -----------------------------------
                                    YEAR-TO-DATE     YEAR ENDED        YEAR-TO-DATE       YEAR ENDED
                                      JUNE 30,        DEC. 31,           JUNE 30,          DEC. 31,
                                        1999            1998               1999              1998
                                   -------------- ---------------   ----------------- -----------------
 CLASS A
 Shares sold                          2,277,169       4,571,676         309,495,742       413,364,732
 Reinvestment of distributions               --       1,185,379           2,663,195         4,556,487
 Shares redeemed                     (4,028,204)     (3,768,206)       (299,710,524)     (345,896,926)
 Net increase (decrease)             (1,751,035)      1,988,849          12,448,413        72,024,293
 CLASS B
 Shares sold                          1,898,113       6,850,169          25,020,656        32,792,113
 Reinvestment of distributions               --       1,041,656             217,617           351,315
 Shares redeemed                     (2,290,780)     (2,264,094)        (17,921,359)      (28,976,415)
 Net increase (decrease)               (392,667)     10,155,919           7,316,914         4,167,013
 CLASS C
 Shares sold                            278,794       1,068,902          14,495,897        15,657,662
 Reinvestment of distributions               --          79,473              79,878           112,867
 Shares redeemed                       (357,851)       (259,472)        (13,296,588)      (12,111,247)
 Net increase (decrease)                (79,057)        888,903           1,279,187         3,659,282
 CLASS Y
 Shares sold                          1,228,250       3,071,922             166,529         2,877,578
 Reinvestment of distributions               --         669,801              57,212           131,097
 Shares redeemed                     (1,780,649)     (2,830,113)           (574,198)       (2,296,440)
 Net increase (decrease)               (552,399)        911,610            (350,457)          712,235
 Total net increase (decrease)       (2,775,158)     13,945,281          20,694,057        80,562,823

                      THE ENTERPRISE Group of Funds, Inc.
96

--------------------------------------------------------------------------------
June 30, 1999
--------------------------------------------------------------------------------
6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

At June 30, 1999, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                                      NET
                                                 UNREALIZED       UNREALIZED       UNREALIZED
FUND                             TAX COST           GAIN             LOSS         GAIN (LOSS)
--------------------------- ----------------- --------------- ----------------- ---------------
Growth                       $1,531,498,768    $516,140,378     $ (14,321,674)   $501,818,704
Equity                           19,249,454       2,936,335          (677,758)      2,258,577
Growth and Income                79,116,499      28,486,212        (2,512,438)     25,973,774
Equity Income                   126,201,693      51,562,894          (507,984)     51,054,910
Capital Appreciation            112,410,113      61,051,554        (1,785,913)     59,265,641
Small Company Growth             24,529,286       9,628,759          (922,711)      8,706,048
Small Company Value             196,717,224      31,198,986       (13,468,035)     17,730,951
International Growth             70,919,042       6,830,500        (4,702,969)      2,127,531
Global Financial Services        12,558,235       1,886,289          (223,760)      1,662,529
Government Securities           119,035,772         125,301        (2,679,838)     (2,554,537)
High-Yield Bond                 120,925,755       1,162,240        (7,055,197)     (5,892,957)
Tax-Exempt Income                28,374,559         539,227          (389,277)        149,950
Managed                         367,788,635      85,293,928       (11,252,623)     74,041,305

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, market discounts, losses deferred due to wash sales, investments in passive foreign investment companies, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

7. SUBSEQUENT EVENTS

On July 1, 1999, EGF added three new funds -- Internet, Multi-Cap Growth and Balanced.

In August 1999, EGF and another mutual fund under common control obtained a $50 million line of credit for short-term liquidity purposes.

                      THE ENTERPRISE Group of Funds, Inc.
                                                                              97

================================================================================

                             DIRECTORS AND OFFICERS

================================================================================

                                   Directors

                                 Victor Ugolyn
                             Chairman and Director

     Arthur T. Dietz                                   Arthur Howell
        Director                                          Director

 William A. Mitchell, Jr.                             Lonnie H. Pope
        Director                                          Director

     Samuel J. Foti                                   Michael I. Roth
        Director                                          Director

                                    Officers

                                 Victor Ugolyn
                     President and Chief Executive Officer

                                Phillip G. Goff
                                 Vice President

 Herbert M. Williamson                              Catherine R. McClellan
     Treasurer and                                        Secretary
 Assistant Secretary

================================================================================

                               Investment Advisor
                      Enterprise Capital Management, Inc.
                            Atlanta Financial Center
                           3343 Peachtree Road, N.E.
                                   Suite 450
                             Atlanta, GA 30326-1022

                                  Distributor
                       Enterprise Fund Distributors, Inc.
                            Atlanta Financial Center
                           3343 Peachtree Road, N.E.
                                   Suite 450
                             Atlanta, GA 30326-1022
                           Telephone: 1-800-432-4320

                                   Custodian
                      State Street Bank and Trust Company
                                   Boston, MA

                                 Transfer Agent
                     National Financial Data Services, Inc.
                               330 W. 9th Street
                             Kansas City, MO 64105
                           Telephone: 1-800-368-3527

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                                  Atlanta, GA

                     Member - Investment Company Institute

                                     [LOGO]

                                 1-800-432-4320
                            www.enterprisefunds.com

                This report is not to be used in connection with
           the offering of shares of the funds unless accompanied or
                      preceded by an effective prospectus.